General Money Market Funds



General Money Market Fund

General Government Securities Money Market Fund

General Municipal Money Market Fund

General California Municipal Money Market Fund

General Minnesota Municipal Money Market Fund

General New York Municipal Money Market Fund


Investing in high quality short-term securities for current income, safety of principal and liquidity

PROSPECTUS April 1, 1999

CLASS A SHARES

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Funds

Contents

The Funds
--------------------------------------------------------------------------------

Introduction                                                              1

General Money Market Fund                                                 2

General Government Securities
Money Market Fund                                                         4

General Municipal
Money Market Fund                                                         6

General California Municipal
Money Market Fund                                                         8

General Minnesota Municipal
Money Market Fund                                                        10

General New York Municipal
Money Market Fund                                                        12

Management                                                               14

Financial Highlights                                                     15

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                         18

Distributions and Taxes                                                  20

Services for Fund Investors                                              20

Instructions for Regular Accounts                                        22

Instructions for IRAs                                                    23

For More Information
--------------------------------------------------------------------------------

MORE INFORMATION ON EACH FUND CAN BE FOUND IN THE FUND'S CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Introduction

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider six investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second highest credit rating.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

* maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*  invest only in high quality dollar-denominated obligations

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less

The Funds

<PAGE 1>


                                                     General Money Market Fund
                                                     -----------------------

                                                     Ticker Symbol: GMMXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including the following:

*   securities issued or guaranteed by the U.S. government or its agencies

* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches

*   repurchase agreements

*   asset-backed securities

* domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

* dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest





<PAGE 2>

PAST PERFORMANCE

The two tables below show the fund's annual returns and long-term performance for Class A. The first table shows you how the fund's performance has varied from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

8.84  7.71  5.84  3.39  2.58  3.51  5.44  4.83  4.99  4.93
  89    90    91    92    93    94    95    96    97    98

BEST QUARTER:                    Q2 '89                          +2.28%


WORST QUARTER:                   Q3 '93                          +0.63%

The fund's 7-day yield on 12/31/98 was 4.42%. For the fund's current yield, call toll-free 1-800-645-6561.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/98

1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------

4.93%                              4.74%                           5.19%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class A in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.


--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.50%

Rule 12b-1 fee                                                          0.20%

Shareholder services fee                                                0.03%

Other expenses                                                          0.04%
--------------------------------------------------------------------------------

TOTAL                                                                   0.77%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$79                                  $246                                 $428                                 $954

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class A shares and providing shareholder account services, and Dreyfus for paying for such services. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.


SHAREHOLDER SERVICES FEE: a fee used to reimburse Dreyfus Service Corporation for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


General Money Market Fund


<PAGE 3>

                              General Government Securities Money Market Fund
                              ----------------------

                              Ticker Symbol: GGSXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and repurchase agreements in respect of these securities.

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.


<PAGE 4>

PAST PERFORMANCE

The two tables below show the fund's annual returns and long-term performance for Class A. The first table shows you how the fund's performance has varied from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

8.61  7.51  5.66  3.47  2.71  3.69  5.36  4.79  4.86  4.83
  89    90    91    92    93    94    95    96    97    98

BEST QUARTER:                    Q2 '89                          +2.20%


WORST QUARTER:                   Q3 '93                          +0.66%


The fund's 7-day yield on 12/31/98 was 4.30%. For the fund's current yield, call toll-free 1-800-645-6561.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/98

1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------

4.83%                              4.70%                           5.13%


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class A in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.


--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.50%

Rule 12b-1 fee                                                          0.20%

Shareholder services fee                                                0.02%

Other expenses                                                          0.05%
--------------------------------------------------------------------------------

TOTAL                                                                   0.77%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$79                                  $246                                 $428                                 $954

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class A shares and providing shareholder account services, and Dreyfus for paying for such services. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.


SHAREHOLDER SERVICES FEE: a fee used to reimburse Dreyfus Service Corporation for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


General Government Securities Money Market Fund



<PAGE 5>

                                           General Municipal Money Market Fund
                                           ----------------------

                                           Ticker Symbol: GTMXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal personal income tax, as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all net assets in municipal obligations, the interest from which is exempt from federal personal income tax. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments. Municipal obligations are typically divided into two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

Although the fund's objective is to generate income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments.



<PAGE 6>

PAST PERFORMANCE

The two tables below show the fund's annual returns and long-term performance for Class A. The first table shows you how the fund's performance has varied from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

5.91  5.53  4.19  2.62  2.05  2.40  3.42  2.93  3.15  2.98
  89    90    91    92    93    94    95    96    97    98

BEST QUARTER:                    Q2 '89                     +1.56%


WORST QUARTER:                   Q1 '94                     +0.46%

The fund's 7-day yield on 12/31/98 was 3.25%. For the fund's current yield, call toll-free 1-800-645-6561.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/98

1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------

2.98%                              2.97%                           3.51%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class A in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees for Class A.

--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.50%

Shareholder services fee                                                 0.03%

Other expenses                                                           0.07%
--------------------------------------------------------------------------------

TOTAL                                                                    0.60%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$61                                  $192                                 $335                                 $750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.


Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

SHAREHOLDER SERVICES FEE: a fee used to reimburse Dreyfus Service Corporation for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

General Municipal Money Market Fund


<PAGE 7>

                                General California Municipal Money Market Fund
                                ----------------------

                                Ticker Symbol: GCAXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal and California state personal income taxes, as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all net assets in municipal obligations, the interest from which is exempt from federal and California state personal income taxes. When the portfolio manager believes that acceptable California municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to California state income tax, but are free from federal income tax. Municipal obligations are typically divided into two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* California's economy and revenues underlying municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Although the fund's objective is to generate income exempt from federal and California state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable bonds and/or municipal bonds that are exempt only from federal personal income tax.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.


<PAGE 8>

PAST PERFORMANCE

The two tables below show the fund's annual returns and long-term performance for Class A. The first table shows you how the fund's performance has varied from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

5.81  5.93  4.66  2.90  2.30  2.57  3.22  2.84  2.99  2.73
  89    90    91    92    93    94    95    96    97    98

BEST QUARTER:                    Q4 '89                     +1.56%


WORST QUARTER:                   Q1 '94                     +0.51%

The fund's 7-day yield on 12/31/98 was 3.01%. For the fund's current yield, call toll-free 1-800-645-6561.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/98

1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------

2.73%                              2.87%                           3.59%


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class A in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees for Class A.


--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.50%

Shareholder services fee                                                 0.04%

Other expenses                                                           0.10%
--------------------------------------------------------------------------------

TOTAL                                                                    0.64%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$65                                  $205                                 $357                                 $798

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

SHAREHOLDER SERVICES FEE: a fee used to reimburse Dreyfus Service Corporation for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

General California Municipal Money Market Fund


<PAGE 9>


                                                   General Minnesota Municipal
                                                   Money Market Fund
                                                   ------------------

                                                   Ticker Symbol: N/A

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal and Minnesota state personal income taxes, as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all net assets in municipal obligations, the interest from which is exempt from federal and Minnesota state personal income taxes. When the portfolio manager believes that acceptable Minnesota municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to Minnesota state income tax, but are free from federal income tax. Municipal obligations are typically divided into two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* Minnesota's economy and revenues underlying municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Although the fund's objective is to generate income exempt from federal and Minnesota state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable bonds and/or municipal bonds that are exempt only from federal personal income tax.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.


<PAGE 10>

PAST PERFORMANCE

Since this fund has less than one calendar year of performance, past performance information is not included. For performance information as of the end of the fund's first fiscal period, please refer to the Statement of Additional Information (SAI).

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class A in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees for Class A.

--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.50%

Shareholder services fee                                                 0.00%

Other expenses                                                           0.91%
--------------------------------------------------------------------------------

TOTAL                                                                    1.41%
--------------------------------------------------------------------------------

Expense example

1 Year                3 Years
--------------------------------------------------------------------------------

$144                  $446

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal period ended November 30, 1998, Dreyfus waived its fee and assumed certain other fund expenses pursuant to an undertaking, reducing total expenses from 1.41% to 0.65%. This undertaking is voluntary and may be terminated at any time.


SHAREHOLDER SERVICES FEE: a fee used to reimburse Dreyfus Service Corporation for shareholder account service and maintenance.


OTHER EXPENSES: estimated fees to be paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

General Minnesota Municipal Money Market Fund



<PAGE 11>

                                  General New York Municipal Money Market Fund
                                  -----------------------

                                  Ticker Symbol: GNMXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal, New York state and New York city personal income taxes, as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all net assets in municipal obligations, the interest from which is exempt from federal, New York state and New York city personal income taxes. When the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to New York state and New York city income taxes, but are free from federal income tax. Municipal obligations are typically divided into two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* New York's economy and revenues underlying municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Although the fund's objective is to generate income exempt from federal, New York state and New York city income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable bonds and/or municipal bonds that are exempt only from federal personal income tax.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.


<PAGE 12>

PAST PERFORMANCE

The two tables below show the fund's annual returns and long-term performance for Class A. The first table shows you how the fund's performance has varied from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

5.43  5.76  4.28  2.63  1.97  2.46  3.28  2.79  3.00  2.73
  89    90    91    92    93    94    95    96    97    98

BEST QUARTER:                    Q2 '90                         +1.45%


WORST QUARTER:                   Q1 '93                         +0.46%

The fund's 7-day yield on 12/31/98 was 2.96%. For the fund's current yield, call toll-free 1-800-645-6561.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/98

1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------

2.73%                              2.85%                           3.43%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES


As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class A in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees for Class A.


--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.50%

Shareholder services fee                                                 0.10%

Other expenses                                                           0.08%
--------------------------------------------------------------------------------

TOTAL                                                                    0.68%
--------------------------------------------------------------------------------

Expense example

1 Year                           3 Years                           5 Years                          10 Years
---------------------------------------------------------------------------------------------------------------------------------

$69                               $218                             $379                             $847

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

SHAREHOLDER SERVICES FEE: a fee used to reimburse Dreyfus Service Corporation for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

General New York Municipal Money Market Fund


<PAGE 13>

MANAGEMENT

The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $121 billion in more than 160 mutual fund portfolios. Dreyfus is the primary mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $389 billion of assets under management and $1.9 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank manager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.

Management philosophy

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Concepts to understand

YEAR 2000 ISSUES: these funds could be adversely affected if the computer systems used by Dreyfus and the funds' other service providers do not properly process and calculate date-related information from and after January 1, 2000.


Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which these funds invest may be adversely affected by year 2000-related problems. This could have an impact on the value of a fund's investments and its share price.


<PAGE 14>

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund's Class A shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.

                                                     YEAR ENDED      TEN MONTHS ENDED
                                                    NOVEMBER 30,       NOVEMBER 30,                 YEAR ENDED JANUARY 31,

 GENERAL MONEY MARKET FUND                              1998              1997(1)           1997       1996      1995       1994
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                   1.00               1.00             1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net       .049               .041             .047      .053       .037       .025

 Distributions:          Dividends from investment
                         income -- net                 (.049)             (.041)           (.047)    (.053)     (.037)     (.025)

 Net asset value, end of period                        1.00               1.00             1.00      1.00      1.00        1.00

 Total return (%)                                      4.98             4.99(2)            4.81      5.42       3.75       2.56
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)            .77              .88(2)            .84       .86        .94         .94

 Ratio of net investment income
 to average net assets (%)                             4.88             4.89(2)           4.71      5.28       3.68        2.53

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                           --                 --               --       .01        .04        .02

------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)               835,706            903,313          764,119   654,581    572,116    616,072

(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM JANUARY 31 TO NOVEMBER 30.
(2)  ANNUALIZED.

                                                     YEAR ENDED      TEN MONTHS ENDED
 GENERAL GOVERNMENT SECURITIES                      NOVEMBER 30,       NOVEMBER 30,                 YEAR ENDED JANUARY 31,
 MONEY MARKET FUND                                      1998              1997(1)           1997       1996      1995       1994
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                   1.00               1.00             1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net       .048               .040             .047      .052       .038       .027

 Distributions:          Dividends from investment
                         income -- net                 (.048)             (.040)           (.047)    (.052)     (.038)     (.027)

 Net asset value, end of period                         1.00               1.00             1.00      1.00       1.00       1.00

 Total return (%)                                       4.88             4.84(2)            4.75      5.35       3.90       2.69
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)             .77              .82(2)             .82       .84        .83        .81

 Ratio of net investment income
 to average net assets (%)                              4.77             4.78(2)            4.65      5.22       3.82       2.66
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)               539,878            510,289          519,861   530,054    513,345    536,884

(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM JANUARY 31 TO NOVEMBER 30.
(2)  ANNUALIZED.

Financial Highlights



<PAGE 15>

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               YEAR ENDED NOVEMBER 30,

 GENERAL MUNICIPAL MONEY MARKET FUND                                             1998       1997       1996      1995       1994
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

Investment operations: Investment income -- net                                 .030        .031      .029       .034       .023



Distributions: Dividends from investment income -- net                           (.030)     (.031)    (.029)     (.034)     (.023)


 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                               3.02       3.14       2.97       3.41       2.27
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                     .60        .62       .66        .66         .64

 Ratio of net investment income to average net assets (%)                       2.98        3.09      2.93       3.35       2.22
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        280,398    273,058   256,862    294,379    294,711


                                                     YEAR ENDED      FOUR MONTHS ENDED
 GENERAL CALIFORNIA                                 NOVEMBER 30,       NOVEMBER 30,                   YEAR ENDED JULY 31,
 MUNICIPAL MONEY MARKET FUND                            1998              1997(1)           1997       1996      1995       1994
------------------------------------------------------------------------------------------------------------------------------------



PER-SHARE DATA ($)

 Net asset value, beginning of period                   1.00               1.00             1.00      1.00       1.00       1.00

Investment operations: Investment income -- net          .027               .010             .029      .029       .031       .023



Distributions: Dividends from investment income -- net  (.027)             (.010)           (.029)    (.029)     (.031)     (.023)



 Net asset value, end of period                         1.00               1.00             1.00      1.00       1.00       1.00

 Total return (%)                                       2.78             2.96(2)            2.95      2.94       3.14       2.27
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)             .64              .70(2)             .64       .65        .52        .33

 Ratio of net investment income to
average net assets (%)                                  2.74             2.97(2)            2.91      2.91       3.07       2.24


 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                            --                 --               --        --        .11        .28

------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)               335,726            361,102          327,226   390,155    463,404    699,105

(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM JULY 31 TO NOVEMBER 30.
(2)  ANNUALIZED.

<PAGE 16>


                                                                PERIOD ENDED
                                                                NOVEMBER 30,
GENERAL MINNESOTA MUNICIPAL MONEY MARKET FUND                      1998(1)
-------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                1.00

Investment operations:  Investment income -- net                    .014

Distributions:          Dividends from investment income -- net    (.014)

Net asset value, end of period                                      1.00

Total return (%)                                                  2.81(2)
-------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                        .65(2)

Ratio of net investment income to average net assets (%)          2.80(2)


Decrease reflected in above expense ratios
due to actions by Dreyfus (%)                                      .76(2)

-------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                              1,014

(1)  FROM JUNE 1, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1998.
(2)  ANNUALIZED.

                                                                                                 YEAR ENDED NOVEMBER 30,

 GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND                                    1998       1997       1996      1995       1994
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .027       .029      .028       .032       .023

 Distributions:          Dividends from investment income -- net                (.027)     (.029)    (.028)     (.032)     (.023)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                2.77       2.98      2.84       3.28       2.34
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .68        .66       .68        .58        .34

 Ratio of net investment income to average net assets (%)                        2.74       2.94      2.80       3.23       2.33


 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                                     --         --        --        .05        .32

------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        405,054    440,750   507,537    636,013    689,918

Financial Highlights

<PAGE 17>


Your Investment

ACCOUNT POLICIES

Buying shares

GENERAL FUNDS are designed primarily for people who are investing through a third party such as a bank, broker-dealer or financial adviser. Third parties with whom you open a fund account may impose policies, limitations and fees which are different than those described here.

YOUR PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated twice a day, at 5 p.m. and 8 p.m. Eastern time for the taxable money market funds and 12 noon and 8 p.m. Eastern time for the municipal money market funds, every day the New York Stock Exchange or the fund's transfer agent is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost.

IF YOUR PAYMENTS ARE RECEIVED in or converted into Federal Funds by 12 noon, you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 12 noon, you will begin to accrue dividends on the following business day. Qualified institutions may telephone orders to buy shares. If such an order is made by 5 p.m. for the taxable money market funds or 12 noon for the municipal money market funds, and Federal Funds are received by 6 p.m. or 4 p.m., respectively, the shares will be purchased at the NAV determined at 5 p.m. or 12 noon, as the case may be, and will receive the dividend declared that day. If such an order is made after 5 p.m. for the taxable money market funds or 12 noon for the municipal money market funds, but by 8 p.m., and Federal Funds are received by 11 a.m. the next business day, the shares will be purchased at the NAV determined at 8 p.m. and will begin to accrue dividends on the next business day. All times are Eastern time.

BECAUSE THE MUNICIPAL MONEY MARKET FUNDS seek tax-exempt income, they are not recommended for purchase in IRAs or other qualified plans.
--------------------------------------------------------------------------------

Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $2,500             $100; $500 FOR
                                                      TELETRANSFER INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR

DREYFUS AUTOMATIC                  $100               $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.


<PAGE 18>

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

BEFORE SELLING OR WRITING A CHECK for recently purchased shares, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.
--------------------------------------------------------------------------------

Limitations on selling shares by phone

Proceeds
sent by                 Minimum                 Maximum
--------------------------------------------------------------------------------

CHECK                   NO MINIMUM              $150,000 PER DAY

WIRE                    $1,000                  $250,000 FOR JOINT ACCOUNTS
                                                EVERY 30 DAYS

TELETRANSFER            $500                    $250,000 FOR JOINT ACCOUNTS
                                                EVERY 30 DAYS


General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*   change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

*  requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the California Municipal Money Market Fund and New York Municipal Money Market Fund charge regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; accounts participating in automatic investment programs and accounts opened through a financial institution.

With respect to any fund, if your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

Your Investment


<PAGE 19>

DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Your dividends and distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

DIVIDENDS AND DISTRIBUTIONS PAID by the taxable money market funds are taxable to U.S. shareholders as ordinary income (unless your investment is in an IRA or other tax-advantaged account).

EACH MUNICIPAL MONEY MARKET FUND anticipates that, under normal market conditions, virtually all of its income dividends will be exempt from federal and, as to California Municipal Money Market Fund, California, as to Minnesota Municipal Money Market Fund, Minnesota, and as to New York Municipal Money Market Fund, New York state and New York city, personal income taxes. However, any dividends and distributions from taxable investments are taxable as ordinary income.

The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Concepts to understand

DIVIDENDS: income or interest paid by the investments in a fund's portfolio, net of expenses, passed on to fund shareholders.

DISTRIBUTIONS: income, net of expenses passed on to fund shareholders. These are calculated on a per-share basis: each share earns the same rate of return, so the more fund shares you own, the higher your distribution.

SECURITIES GAINS: distributions derived from the profits the fund earns when it sells securities for a higher price than it paid for them.


SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-645-6561.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS PAYROLL                 For making automatic investments
SAVINGS PLAN                    through a payroll deduction.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                one Dreyfus fund into another
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges
EXCHANGE PRIVILEGE              from one Dreyfus fund into
                                another.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds.


<PAGE 20>

Checkwriting privilege


YOU MAY WRITE REDEMPTION CHECKS against your account in amounts of $500 or more. These checks are free; however, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege

YOU CAN EXCHANGE $500 OR MORE from one Dreyfus fund into another (no minimum for retirement accounts). You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application.

The Dreyfus Touch((reg.tm))

FOR 24-HOUR AUTOMATED ACCOUNT ACCESS, use Dreyfus Touch. With a touch-tone phone, you can easily manage your Dreyfus accounts, obtain information on other Dreyfus mutual funds and get current stock market quotes.

Account statements

EVERY FUND INVESTOR automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Retirement plans

A variety of retirement plans are offered for the taxable money market funds, including traditional, Roth and Education IRAs. Here's where you call for information:

* for traditional, rollover, Roth and Education IRAs, call 1-800-645-6561

*   for SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call
1-800-358-0910

Your Investment

<PAGE 21>


INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   The Dreyfus Family of Funds
   P.O. Box 9387, Providence, RI 02940-9387


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
The Dreyfus Family of Funds
P.O. Box 105
Newark, New Jersey 07101-0105


           By Telephone

   WIRE Have your bank send your investment to The Bank of New York, with these instructions:

   * ABA# 021000018

   * fund name and DDA#

   * General Money Market Fund
     DDA# 8900051957

   * General Government Securities
     Money Market Fund
     DDA# 8900052414

   * General Municipal Money Market Fund
     DDA# 8900052376

   * General California Municipal
     Money Market Fund
     DDA# 8900052163

   * General Minnesota Municipal
     Money Market Fund
     DDA# 8900337451

   * General New York Municipal
     Money Market Fund
     DDA# 8900052171

   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

   Call us to obtain an account number. Return your application with the account number on the application.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* fund name and DDA#

* General Money Market Fund
  DDA# 8900051957

* General Government Securities Money Market Fund
  DDA# 8900052414

* General Municipal Money Market Fund
  DDA# 8900052376

* General California Municipal Money Market Fund
  DDA# 8900052163

* General Minnesota Municipal Money Market Fund
  DDA# 8900337451

* General New York Municipal Money Market Fund
  DDA# 8900052171

* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

           Automatically

   WITH AN INITIAL INVESTMENT Indicate on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

Write a redemption check OR write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see page 19)

Mail your request to:
The Dreyfus Family of Funds
P.O. Box 9671, Providence, RI 02940-9671

WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.

AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.


<PAGE 22>

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
   The Dreyfus Trust Company, Custodian
   P.O. Box 6427, Providence, RI 02940-6427


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check to:
The Dreyfus Trust Company, Custodian
P.O. Box 6427, Providence, RI 02940-6427


           By Telephone
           ____________

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* fund name and DDA#

* General Money Market Fund
  DDA# 8900051957

* General Government Securities Money Market Fund
  DDA# 8900052414

* the share class

* your account number

* name of investor

* the contribution year

* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

            Automatically
            _____________

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a redemption check* OR write a letter of instruction that includes:

* your name and signature

* your account number and fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see page 19).

Mail in your request to:
The Dreyfus Trust Company
P.O. Box 6427, Providence, RI 02940-6427

* A redemption check written for a qualified distribution is not subject to TEFRA.

____________________

SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

Your Investment


<PAGE 23>

NOTES

NOTES


<PAGE 24>


For More Information

General Money Market Fund
-----------------------------------
SEC file number:  811-3207

General Government Securities Money Market Fund
-----------------------------------
SEC file number:  811-3456

General Municipal Money Market Fund
----------------------------------
SEC file number:  811-3481

General California Municipal Money Market Fund
----------------------------------
SEC file number:  811-4871

General Minnesota Municipal Money Market Fund
----------------------------------
SEC file number:  811-3481

General New York Municipal Money Market Fund
-----------------------------------
SEC file number:  811-4870

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, and lists portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

(c) 1999, Dreyfus Service Corporation                              GEN/P0499A

General Money Market Funds



General Money Market Fund

General Government Securities Money Market Fund

General Municipal Money Market Fund

General California Municipal Money Market Fund

General Minnesota Municipal Money Market Fund

General New York Municipal Money Market Fund


Investing in high quality short-term securities for current income, safety of principal and liquidity

PROSPECTUS April 1, 1999

CLASS B SHARES

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Funds

Contents

The Funds
--------------------------------------------------------------------------------

Introduction                                                              1

General Money Market Fund                                                 2

General Government Securities
Money Market Fund                                                         4

General Municipal
Money Market Fund                                                         6

General California Municipal
Money Market Fund                                                         8

General Minnesota Municipal
Money Market Fund                                                        10

General New York Municipal
Money Market Fund                                                        12

Management                                                               14

Financial Highlights                                                     15

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                         18

Distributions and Taxes                                                  20

Services for Fund Investors                                              20

Instructions for Regular Accounts                                        22

Instructions for IRAs                                                    23

For More Information
--------------------------------------------------------------------------------

MORE INFORMATION ON EACH FUND CAN BE FOUND IN THE FUND'S CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Introduction

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider six investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second highest credit rating.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

* maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*  invest only in high quality dollar-denominated obligations

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less

The Funds

<PAGE 1>


                                                   General Money Market Fund
                                                     -----------------------

                                                        Ticker Symbol: GMBXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including the following:

*   securities issued or guaranteed by the U.S. government or its agencies

* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches

*   repurchase agreements

*   asset-backed securities

* domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

* dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest



<PAGE 2>

PAST PERFORMANCE

The two tables below show the fund's annual returns and long-term performance for Class B. The first table shows you how the fund's performance has varied from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                          4.68  4.84  4.73
  89    90    91    92    93    94    95    96    97    98


BEST QUARTER:                    Q4 '97                          +1.22%


WORST QUARTER:                   Q4 '98                          +1.09%

The fund's 7-day yield on 12/31/98 was 4.25%. For the fund's current yield, call toll-free 1-800-645-6561.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/98

                                                              Inception
         1 Year                                               (3/31/95)
--------------------------------------------------------------------------------

         4.73%                                                  4.84%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.


--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.50%

Rule 12b-1 fee                                                          0.20%

Shareholder services fee                                                0.25%

Other expenses                                                          0.11%
--------------------------------------------------------------------------------

TOTAL                                                                   1.06%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$108                                 $337                                 $585                                 $1,294

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 1998, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.06% to 1.00%. This undertaking is voluntary and may be terminated at any time.


RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


General Money Market Fund


<PAGE 3>

                               General Government Securities Money Market Fund
                               ----------------------

                               Ticker Symbol: GSBXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and repurchase agreements in respect of these securities.

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

<PAGE 4>

PAST PERFORMANCE

The two tables below show the fund's annual returns and long-term performance for Class B. The first table shows you how the fund's performance has varied from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                          4.60  4.69  4.61
  89    90    91    92    93    94    95    96    97    98

BEST QUARTER:                    Q4 '97                          +1.18%


WORST QUARTER:                   Q4 '98                          +1.06%

The fund's 7-day yield on 12/31/98 was 4.08%. For the fund's current yield, call toll-free 1-800-645-6561.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/98

                                                              Inception
         1 Year                                               (3/31/95)
--------------------------------------------------------------------------------

         4.61%                                                 4.72%


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------


Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.50%

Rule 12b-1 fee                                                          0.20%

Shareholder services fee                                                0.25%

Other expenses                                                          0.07%
--------------------------------------------------------------------------------

TOTAL                                                                   1.02%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$104                                 $325                                 $563                                 $1,248

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 1998, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.02% to 0.97%. This undertaking is voluntary and may be terminated at any time.


RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


General Government Securities Money Market Fund

<PAGE 5>

                                            General Municipal Money Market Fund
                                            -----------------------

                                            Ticker Symbol: GBMXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal personal income tax, as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all net assets in municipal obligations, the interest from which is exempt from federal personal income tax. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments. Municipal obligations are typically divided into two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

Although the fund's objective is to generate income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments.


<PAGE 6>

PAST PERFORMANCE

The two tables below show the fund's annual returns and long-term performance for Class B. The first table shows you how the fund's performance has varied from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                          2.66  2.86  2.60
  89    90    91    92    93    94    95    96    97    98

BEST QUARTER:                    Q2 '97                          +0.76%


WORST QUARTER:                   Q4 '98                          +0.61%


The fund's 7-day yield on 12/31/98 was 2.83%. For the fund's current yield, call toll-free 1-800-645-6561.
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/98

                                                              Inception
         1 Year                                               (3/31/95)
--------------------------------------------------------------------------------

         2.60%                                                 2.77%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.


--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.50%

Rule 12b-1 fee                                                           0.20%

Shareholder services fee                                                 0.25%

Other expenses                                                           0.10%
--------------------------------------------------------------------------------

TOTAL                                                                    1.05%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$107                                 $334                                 $579                                 $1,283

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 1998, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.05% to 0.96%. This undertaking is voluntary and may be terminated at any time.


RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

General Municipal Money Market Fund

<PAGE 7>

                                General California Municipal Money Market Fund
                                ----------------------

                                Ticker Symbol: GENXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal and California state personal income taxes, as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all net assets in municipal obligations, the interest from which is exempt from federal and California state personal income taxes. When the portfolio manager believes that acceptable California municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to California state income tax, but are free from federal income tax. Municipal obligations are typically divided into two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* California's economy and revenues underlying municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Although the fund's objective is to generate income exempt from federal and California state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable bonds and/or municipal bonds that are exempt only from federal personal income taxes.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.

<PAGE 8>

PAST PERFORMANCE

The two tables below show the fund's annual returns and long-term performance for Class B. The first table shows you how the fund's performance has varied from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                          2.48  2.62  2.34
  89    90    91    92    93    94    95    96    97    98

BEST QUARTER:                    Q2 '97                          +0.71%


WORST QUARTER:                   Q3 '98                          +0.53%

The fund's 7-day yield on 12/31/98 was 2.59%. For the fund's current yield, call toll-free 1-800-645-6561.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/98

                                                              Inception
         1 Year                                               (8/1/95)
--------------------------------------------------------------------------------

         2.34%                                                 2.52%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

--------------------------------------------------------------------------------

Fee table



ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.50%

Rule 12b-1 fee                                                           0.20%

Shareholder services fee                                                 0.25%

Other expenses                                                           0.12%
--------------------------------------------------------------------------------

TOTAL                                                                    1.07%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$109                                 $340                                 $590                                 $1,306

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 1998, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.07% to 1.00%. This undertaking is voluntary and may be terminated at any time.


RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


General California Municipal Money Market Fund

<PAGE 9>


                                                   General Minnesota Municipal
                                                   Money Market Fund
                                                   -----------------------

                                                   Ticker Symbol: GMNXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal and Minnesota state personal income taxes, as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all net assets in municipal obligations, the interest from which is exempt from federal and Minnesota state personal income taxes. When the portfolio manager believes that acceptable Minnesota municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to Minnesota state income tax, but are free from federal income tax. Municipal obligations are typically divided into two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* Minnesota's economy and revenues underlying municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Although the fund's objective is to generate income exempt from federal and Minnesota state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable bonds and/or municipal bonds that are exempt only from federal personal income taxes.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.


<PAGE 10>

PAST PERFORMANCE

Since the fund has less than one calendar year of performance, past performance information is not included. For performance information as of the end of the fund's first fiscal period, please refer to the Statement of Additional Information (SAI).


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.


--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.50%

Rule 12b-1 fee                                                           0.20%

Shareholder services fee                                                 0.25%

Other expenses                                                           0.72%
--------------------------------------------------------------------------------

TOTAL                                                                    1.67%
--------------------------------------------------------------------------------


Expense example

1 Year                3 Years
--------------------------------------------------------------------------------

$170                  $526

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.


Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal period ended November 30, 1998, Dreyfus waived its fee and assumed certain other fund expenses pursuant to an undertaking, reducing total expenses from 1.67% to 0.80%. This undertaking is voluntary and may be terminated at any time.


RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and estimated fees to be paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

General Minnesota Municipal Money Market Fund

<PAGE 11>

                                  General New York Municipal Money Market Fund
                                  ----------------------

                                  Ticker Symbol: GNYXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal, New York state and New York city personal income taxes, as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all net assets in municipal obligations, the interest from which is exempt from federal, New York state and New York city personal income taxes. When the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to New York state and New York city income taxes, but are free from federal income tax. Municipal obligations are typically divided into two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* New York's economy and revenues underlying municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Although the fund's objective is to generate income exempt from federal, New York state and New York city income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable bonds and/or municipal bonds that are exempt only from federal personal income tax.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.


<PAGE 12>

PAST PERFORMANCE

The two tables below show the fund's annual returns and long-term performance for Class B. The first table shows you how the fund's performance has varied from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                          2.51  2.70  2.42
  89    90    91    92    93    94    95    96    97    98

BEST QUARTER:                    Q2 '97                          +0.70%


WORST QUARTER:                   Q4 '98                          +0.55%

The fund's 7-day yield on 12/31/98 was 2.61%. For the fund's current yield, call toll-free 1-800-645-6561.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/98

                                                              Inception
         1 Year                                               (9/8/95)
--------------------------------------------------------------------------------

         2.42%                                                 2.57%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

--------------------------------------------------------------------------------

Fee table



ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.50%

Rule 12b-1 fee                                                           0.20%

Shareholder services fee                                                 0.25%

Other expenses                                                           0.11%
--------------------------------------------------------------------------------

TOTAL                                                                    1.06%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$108                                 $337                                 $585                                 $1,294

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 1998, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.06% to 0.98%. This undertaking is voluntary and may be terminated at any time.


RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

General New York Municipal Money Market Fund


<PAGE 13>

MANAGEMENT

The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $121 billion in more than 160 mutual fund portfolios. Dreyfus is the primary mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $389 billion of assets under management and $1.9 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank manager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.

Management philosophy

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Concepts to understand

YEAR 2000 ISSUES: these funds could be adversely affected if the computer systems used by Dreyfus and the funds' other service providers do not properly process and calculate date-related information from and after January 1, 2000.


Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which these funds invest may be adversely affected by year 2000-related problems. This could have an impact on the value of a fund's investments and its share price.


<PAGE 14>

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund's Class B shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.

                                                                YEAR ENDED      TEN MONTHS ENDED
                                                                NOVEMBER 30,      NOVEMBER 30,        YEAR ENDED JANUARY 31,

 GENERAL MONEY MARKET FUND                                          1998             1997(1)           1997          1996(2)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                              1.00               1.00             1.00           1.00

 Investment operations:  Investment income -- net                  .047               .039             .046           .043

 Distributions:          Dividends from investment income -- net   (.047)            (.039)           (.046)         (.043)

 Net asset value, end of period                                    1.00               1.00             1.00           1.00

 Total return (%)                                                  4.78              4.83(3)           4.65           5.18(3)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                       1.00              1.00(3)           1.00          1.00(3)

 Ratio of net investment income to average net assets (%)          4.66              4.78(3)           4.56          5.00(3)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                      .06               .05(3)            .07           .07(3)

------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                        2,427,332          1,231,132          369,205          50,446

(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM JANUARY 31 TO NOVEMBER 30.
(2)  FROM MARCH 31, 1995 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1996.
(3)  ANNUALIZED.

                                                                   YEAR ENDED     TEN MONTHS ENDED
                                                                  NOVEMBER 30,      NOVEMBER 30,        YEAR ENDED JANUARY 31,

 GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND                      1998             1997(1)           1997          1996(2)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                 1.00              1.00             1.00             1.00

 Investment operations:  Investment income -- net                     .046              .038             .045             .042

 Distributions:          Dividends from investment income -- net     (.046)            (.038)           (.045)           (.042)

 Net asset value, end of period                                       1.00              1.00             1.00             1.00

 Total return (%)                                                     4.66              4.69(3)          4.58             5.04(3)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                          .97              1.00(3)           1.00             1.00(3)

 Ratio of net investment income to average net assets (%)            4.55              4.60(3)           4.48             5.01(3)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                        .05               .05(3)            .08              .10(3)

------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                            645,984           364,845             90,175               58

(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM JANUARY 31 TO NOVEMBER 30.
(2)  FROM MARCH 31, 1995 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1996.
(3)  ANNUALIZED.

Financial Highlights



<PAGE 15>

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                     YEAR ENDED NOVEMBER 30,

 GENERAL MUNICIPAL MONEY MARKET FUND                                   1998           1997            1996          1995(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                 1.00            1.00             1.00            1.00

 Investment operations:  Investment income -- net                     .026            .028             .027            .020

 Distributions:          Dividends from investment income -- net    (.026)          (.028)            (.027)          (.020)

 Net asset value, end of period                                       1.00           1.00              1.00            1.00

 Total return (%)                                                     2.64           2.86              2.70            3.01(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                           .96            .95               .85            1.10(2)

 Ratio of net investment income to average net assets (%)             2.59           2.87              2.65            2.83(2)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                         .09            .16               .29             .09(2)

------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                             377,636        263,008            17,491            3,024

(1)  FROM MARCH 31, 1995 (COMMENCEMENT OF INITIAL OFFERING) TO NOVEMBER 30, 1995.
(2)  ANNUALIZED.

                                                                   YEAR ENDED     FOUR MONTHS ENDED
                                                                  NOVEMBER 30,      NOVEMBER 30,          YEAR ENDED JULY 31,

 GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND                       1998             1997(1)           1997          1996(2)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                1.00               1.00             1.00           1.00

 Investment operations:  Investment income -- net                    .024               .009             .026           .025

 Distributions:          Dividends from investment income -- net    (.024)             (.009)           (.026)         (.025)

 Net asset value, end of period                                      1.00               1.00             1.00           1.00

 Total return (%)                                                    2.39               2.57(3)          2.61           2.56
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                         1.00               1.00(3)          1.00            1.00

 Ratio of net investment income to average net assets (%)            2.34               2.62(3)          2.52            2.45

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                        .07                .13(3)           .07             .08

------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                              8,760              2,669              928           5,475

(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM JULY 31 TO NOVEMBER 30.
(2)  FROM AUGUST 1, 1995 (COMMENCEMENT OF INITIAL OFFERING) TO JULY 31, 1996.
(3)  ANNUALIZED.

<PAGE 16>


                                                   PERIOD ENDED NOVEMBER 30,

GENERAL MINNESOTA MUNICIPAL MONEY MARKET FUND               1998(1)
--------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                          1.00

Investment operations:  Investment income -- net              .013

Distributions:          Dividends from investment
                        income -- net                         (.013)

Net asset value, end of period                                1.00

Total return (%)                                           2.67(2)
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                 .80(2)

Ratio of net investment income to average net assets (%)   2.63(2)

Decrease reflected in above expense ratios
due to actions by Dreyfus (%)                               .87(2)

--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                       28,160

(1)  FROM JUNE 1, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1998.
(2)  ANNUALIZED.

                                                                                               YEAR ENDED NOVEMBER 30,


 GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND                                           1998       1997        1996      1995(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                   1.00       1.00        1.00        1.00

 Investment operations:  Investment income -- net                                       .024       .027        .025        .006

 Distributions:          Dividends from investment income -- net                       (.024)     (.027)      (.025)      (.006)

 Net asset value, end of period                                                         1.00       1.00        1.00        1.00

 Total return (%)                                                                       2.47       2.68        2.55       2.82(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                             .98       .95          .95       1.04(2)

 Ratio of net investment income to average net assets (%)                               2.44      2.64         2.47       3.64(2)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                                           .08       .08          .16         --

------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                46,997    42,169       36,199         --

(1)  FROM SEPTEMBER 8, 1995 (COMMENCEMENT OF INITIAL OFFERING) TO NOVEMBER 30, 1995.
(2)  ANNUALIZED.

Financial Highlights

<PAGE 17>


Your Investment

ACCOUNT POLICIES

Buying shares

GENERAL FUNDS are designed primarily for people who are investing through a third party such as a bank, broker-dealer or financial adviser. Third parties with whom you open a fund account may impose policies, limitations and fees which are different than those described here.

YOUR PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated twice a day, at 5 p.m. and 8 p.m. Eastern time for the taxable money market funds and 12 noon and 8 p.m. Eastern time for the municipal money market funds, every day the New York Stock Exchange or the fund's transfer agent is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost.

IF YOUR PAYMENTS ARE RECEIVED in or converted into Federal Funds by 12 noon, you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 12 noon, you will begin to accrue dividends on the following business day. Qualified institutions may telephone orders to buy shares. If such an order is made by 5 p.m. for the taxable money market funds or 12 noon for the municipal money market funds, and Federal Funds are received by 6 p.m. or 4 p.m., respectively, the shares will be purchased at the NAV determined at 5 p.m. or 12 noon, as the case may be, and will receive the dividend declared that day. If such an order is made after 5 p.m. for the taxable money market funds or 12 noon for the municipal money market funds, but by 8 p.m., and Federal Funds are received by 11 a.m. the next business day, the shares will be purchased at the NAV determined at 8 p.m. and will begin to accrue dividends on the next business day. All times are Eastern time.

BECAUSE THE MUNICIPAL MONEY MARKET FUNDS seek tax-exempt income, they are not recommended for purchase in IRAs or other qualified retirement plans.
--------------------------------------------------------------------------------

Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $2,500             $100; $500 FOR
                                                      TELETRANSFER INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR

DREYFUS AUTOMATIC                  $100               $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.





<PAGE 18>

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

BEFORE SELLING OR WRITING A CHECK for recently purchased shares, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.
--------------------------------------------------------------------------------

Limitations on selling shares by phone

Proceeds
sent by                 Minimum                 Maximum
--------------------------------------------------------------------------------

CHECK                   NO MINIMUM              $150,000 PER DAY

WIRE                    $1,000                  $250,000 FOR JOINT ACCOUNTS
                                                EVERY 30 DAYS

TELETRANSFER            $500                    $250,000 FOR JOINT ACCOUNTS
                                                EVERY 30 DAYS

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

*  requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.


General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*   change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).


Small account policies

To offset the relatively higher costs of servicing smaller accounts, the California Municipal Money Market Fund and New York Municipal Money Market Fund charge regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; accounts participating in automatic investment programs and accounts opened through a financial institution.

With respect to any fund, if your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

Your Investment



<PAGE 19>

DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Your dividends and distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

DIVIDENDS AND DISTRIBUTIONS PAID by the taxable money market funds are taxable to U.S. shareholders as ordinary income (unless your investment is in an IRA or other tax-advantaged account).

EACH MUNICIPAL MONEY MARKET FUND anticipates that, under normal market conditions, virtually all of its income dividends will be exempt from federal and, as to California Municipal Money Market Fund, California, as to Minnesota Municipal Money Market Fund, Minnesota, and as to New York Municipal Money Market Fund, New York state and New York city, personal income taxes. However, any dividends and distributions from taxable investments are taxable as ordinary income.

The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Concepts to understand

DIVIDENDS: income or interest paid by the investments in a fund's portfolio, net of expenses, passed on to fund shareholders.

DISTRIBUTIONS: income, net of expenses passed on to fund shareholders. These are calculated on a per-share basis: each share earns the same rate of return, so the more fund shares you own, the higher your distribution.

SECURITIES GAINS: distributions derived from the profits the fund earns when it sells securities for a higher price than it paid for them.



SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-645-6561.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS PAYROLL                 For making automatic investments
SAVINGS PLAN                    through a payroll deduction.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                one Dreyfus fund into another
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges
EXCHANGE PRIVILEGE              from one Dreyfus fund into
                                another.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds.


<PAGE 20>

Checkwriting privilege


YOU MAY WRITE REDEMPTION CHECKS against your account in amounts of $500 or more. These checks are free; however, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege

YOU CAN EXCHANGE $500 OR MORE from one Dreyfus fund into another (no minimum for retirement accounts). You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application.

The Dreyfus Touch((reg.tm))

FOR 24-HOUR AUTOMATED ACCOUNT ACCESS, use Dreyfus Touch. With a touch-tone phone, you can easily manage your Dreyfus accounts, obtain information on other Dreyfus mutual funds and get current stock market quotes.

Account statements

EVERY FUND INVESTOR automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Retirement plans

A variety of retirement plans are offered for the taxable money market funds, including traditional, Roth and Education IRAs. Here's where you call for information:

* for traditional, rollover, Roth and Education IRAs, call 1-800-645-6561

*   for SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call
1-800-358-0910

Your Investment

<PAGE 21>


INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   The Dreyfus Family of Funds
   P.O. Box 9387, Providence, RI 02940-9387


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
The Dreyfus Family of Funds
P.O. Box 105
Newark, New Jersey 07101-0105


           By Telephone

   WIRE  Have your bank send your
investment to The Bank of New York, with these instructions:

   * ABA# 021000018

   * fund name and DDA#

   * General Money Market Fund
     DDA# 8900051957

   * General Government Securities
     Money Market Fund
     DDA# 8900052414

   * General Municipal Money Market Fund
     DDA# 8900052376

   * General California Municipal
     Money Market Fund
     DDA# 8900052163

   * General Minnesota Municipal
     Money Market Fund
     DDA# 8900337451

   * General New York Municipal
     Money Market Fund
     DDA# 8900052171

   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

   Call us to obtain an account number. Return your application with the account number on the application.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* fund name and DDA#

* General Money Market Fund
  DDA# 8900051957

* General Government Securities Money Market Fund
  DDA# 8900052414

* General Municipal Money Market Fund
  DDA# 8900052376

* General California Municipal Money Market Fund
  DDA# 8900052163

* General Minnesota Municipal Money Market Fund
  DDA# 8900337451

* General New York Municipal Money Market Fund
  DDA# 8900052171

* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

           Automatically

   WITH AN INITIAL INVESTMENT Indicate on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

Write a redemption check OR write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other  documentation, if required (see page 19)

Mail your request to:
The Dreyfus Family of Funds
P.O. Box 9671, Providence, RI 02940-9671

WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.

AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.


<PAGE 22>

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
   The Dreyfus Trust Company, Custodian
   P.O. Box 6427, Providence, RI 02940-6427


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check to:
The Dreyfus Trust Company, Custodian
P.O. Box 6427, Providence, RI 02940-6427


           By Telephone
           ____________

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* fund name and DDA#

* General Money Market Fund
  DDA# 8900051957

* General Government Securities Money Market Fund
  DDA# 8900052414

* the share class

* your account number

* name of investor

* the contribution year

* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

            Automatically
            _____________

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a redemption check* OR write a letter of instruction that includes:

* your name and signature

* your account number and fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see page 19).

Mail in your request to:
The Dreyfus Trust Company
P.O. Box 6427, Providence, RI 02940-6427

* A redemption check written for a qualified distribution is not subject to TEFRA.

_________________

SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

Your Investment

<PAGE 23>

NOTES


<PAGE 24>


NOTES


<PAGE 25>


For More Information

General Money Market Fund
-----------------------------------
SEC file number:  811-3207

General Government Securities Money Market Fund
-----------------------------------
SEC file number:  811-3456

General Municipal Money Market Fund
----------------------------------
SEC file number:  811-3481

General California Municipal Money Market Fund
----------------------------------
SEC file number:  811-4871

General Minnesota Municipal Money Market Fund
----------------------------------
SEC file number:  811-3481

General New York Municipal Money Market Fund
-----------------------------------
SEC file number:  811-4870

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, and lists portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-645-6561

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

(c) 1999, Dreyfus Service Corporation                               GEN/P0499B

General
Money Market
Funds



GENERAL MONEY MARKET FUND

GENERAL GOVERNMENT SECURITIES
MONEY MARKET FUND

GENERAL MUNICIPAL MONEY MARKET FUND

GENERAL CALIFORNIA MUNICIPAL
MONEY MARKET FUND

GENERAL MINNESOTA MUNICIPAL
MONEY MARKET FUND

GENERAL NEW YORK MUNICIPAL
MONEY MARKET FUND


Investing in high quality, short-term securities for current income, safety of principal and liquidity


PROSPECTUS April 1, 1999


CLASS B SHARES

Baird/A NORTHWESTERN
      MUTUAL COMPANY
SERVICE AGENT


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

The Funds
--------------------------------------------------------------------------------
Introduction                                1

General Money Market Fund                   2

General Government Securities
Money Market Fund                           4

General Municipal
Money Market Fund                           6

General California Municipal
Money Market Fund                           8

General Minnesota Municipal
Money Market Fund                          10

General New York Municipal
Money Market Fund                          12

Management                                 14

Financial Highlights                       15


Your Investment
--------------------------------------------------------------------------------
Account Policies                           18

Distributions and Taxes                    19



For More Information
--------------------------------------------------------------------------------
More information on each fund can be found in the fund's current annual/semiannual report. See back cover.


THE FUNDS

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider six investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second highest credit rating.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

CONCEPTS TO UNDERSTAND

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

* maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

* invest only in high quality dollar-denominated obligations

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

                                                                    The Funds  1

                                                     General Money Market Fund
                                                                   -----------

                                                          Ticker Symbol: GMBXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including the following:

* securities issued or guaranteed by the U.S. government or its agencies
* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches
* repurchase agreements
* asset-backed securities
* domestic and dollar-denominated foreign com mercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest
* dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop
* any of the fund's holdings could have its credit rating downgraded or could default
* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry
* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest

PAST PERFORMANCE

The two tables below show the fund's annual returns and long-term performance for Class B. The first table shows you how the fund's performance has varied from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

--------------------------------------------------------------------------------
Year-by-year total return as of 12/31 each year (%)

                                          4.68  4.84  4.73
  89    90    91    92    93    94    95    96    97    98

Best Quarter:         Q4 '97             +1.22%


Worst Quarter:        Q4 '98             +1.09%

The fund's 7-day yield on 12/31/98 was 4.25%. For the fund's current yield, call toll-free 1-800-645-6561.

-------------------------------------------------------------------------------
Average annual total return as of 12/31/98

                                        Inception
      1 Year                            (3/31/95)
-------------------------------------------------------------------------------
      4.73%                               4.84%

What this fund is -- and isn't
-------------------------------------------------------------------------------

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.


--------------------------------------------------------------------------------
Fee table

Annual fund operating expenses
% of average daily net assets
Management fees                              0.50%
Rule 12b-1 fee                               0.20%
Shareholder services fee                     0.25%
Other expenses                               0.11%
--------------------------------------------------------------------------------
Total                                        1.06%

--------------------------------------------------------------------------------
Expense example

 1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
$108           $337           $585          $1,294

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

CONCEPTS TO UNDERSTAND

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 1998, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.06% to 1.00%. This undertaking is voluntary and may be terminated at any time.


RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


                                                    General Money Market Fund  3

                                                General Government Securities
                                                            Money Market Fund
                                                                  -----------

                                                         Ticker Symbol: GSBXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and repurchase agreements in respect of these securities.

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

PAST PERFORMANCE

The two tables below show the fund's annual returns and long-term performance for Class B. The first table shows you how the fund's performance has varied from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

--------------------------------------------------------------------------------
Year-by-year total return as of 12/31 each year (%)

                                          4.60  4.69  4.61
  89    90    91    92    93    94    95    96    97    98

Best Quarter:         Q4 '97             +1.18%


Worst Quarter:        Q4 '98             +1.06%

The fund's 7-day yield on 12/31/98 was 4.08%. For the fund's current yield, call toll-free 1-800-645-6561.


--------------------------------------------------------------------------------

Average annual total return as of 12/31/98

                                        Inception
      1 Year                            (3/31/95)
-------------------------------------------------------------------------------
      4.61%                               4.72%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.


--------------------------------------------------------------------------------
Fee table

Annual fund operating expenses
% of average daily net assets
Management fees                              0.50%
Rule 12b-1 fee                               0.20%
Shareholder services fee                     0.25%
Other expenses                               0.07%
--------------------------------------------------------------------------------
Total                                        1.02%


--------------------------------------------------------------------------------
Expense example

 1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
$104           $325           $563          $1,248

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

CONCEPTS TO UNDERSTAND

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 1998, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.02% to 0.97%. This undertaking is voluntary and may be terminated at any time.


RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                              General Government Securities Money Market Fund  5

                                           General Municipal Money Market Fund
                                                                   -----------

                                                          Ticker Symbol: GBMXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal personal income tax, as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all net assets in municipal obligations, the interest from which is exempt from federal personal income tax. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments. Municipal obligations are typically divided into two types:

* general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power
* revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop
* any of the fund's holdings could have its credit rating downgraded or could default

Although the fund's objective is to generate income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments.

PAST PERFORMANCE

The two tables below show the fund's annual returns and long-term performance for Class B. The first table shows you how the fund's performance has varied from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

--------------------------------------------------------------------------------
Year-by-year total return as of 12/31 each year (%)

                                          2.66  2.86  2.60
  89    90    91    92    93    94    95    96    97    98

Best Quarter:         Q2 '97             +0.76%


Worst Quarter:        Q4 '98             +0.61%


The fund's 7-day yield on 12/31/98 was 2.83%. For the fund's current yield, call toll-free 1-800-645-6561.


--------------------------------------------------------------------------------
Average annual total return as of 12/31/98

                                        Inception
      1 Year                            (3/31/95)
-------------------------------------------------------------------------------
      2.60%                               2.77%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.


--------------------------------------------------------------------------------
Fee table

Annual fund operating expenses
% of average daily net assets
Management fees                               0.50%
Rule 12b-1 fee                                0.20%
Shareholder services fee                      0.25%
Other expenses                                0.10%
--------------------------------------------------------------------------------
Total                                         1.05%

--------------------------------------------------------------------------------
Expense example

 1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
$107           $334           $579          $1,283

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

CONCEPTS TO UNDERSTAND

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 1998, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.05% to 0.96%. This undertaking is voluntary and may be terminated at any time.


RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                          General Municipal Money Market Fund  7

                                                  General California Municipal
                                                             Money Market Fund
                                                                   -----------

                                                          Ticker Symbol: GENXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal and California state personal income taxes, as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all net assets in municipal obligations, the interest from which is exempt from federal and California state personal income taxes. When the portfolio manager believes that acceptable California municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to California state income tax, but are free from federal income tax. Municipal obligations are typically divided into two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power
* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop
* any of the fund's holdings could have its credit rating downgraded or could default
* California's economy and revenues underlying municipal obligations may decline
* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Although the fund's objective is to generate income exempt from federal and California state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable bonds and/or municipal bonds that are exempt only from federal personal income taxes.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.

PAST PERFORMANCE

The two tables below show the fund's annual returns and long-term performance for Class B. The first table shows you how the fund's performance has varied from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

-------------------------------------------------------------------------------
Year-by-year total return as of 12/31 each year (%)

                                          2.48  2.62  2.34
  89    90    91    92    93    94    95    96    97    98


Best Quarter:         Q2 '97             +0.71%


Worst Quarter:        Q3 '98             +0.53%

The fund's 7-day yield on 12/31/98 was 2.59%. For the fund's current yield, call toll-free 1-800-645-6561.


-------------------------------------------------------------------------------
Average annual total return as of 12/31/98

                                        Inception
      1 Year                            (8/1/95)
-------------------------------------------------------------------------------
      2.34%                               2.52%


What this fund is -- and isn't
-------------------------------------------------------------------------------

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.


-------------------------------------------------------------------------------
Fee table

Annual fund operating expenses
% of average daily net assets

Management fees                               0.50%
Rule 12b-1 fee                                0.20%
Shareholder services fee                      0.25%
Other expenses                                0.12%
-------------------------------------------------------------------------------
Total                                         1.07%

-------------------------------------------------------------------------------
Expense example

 1 Year        3 Years        5 Years       10 Years
-------------------------------------------------------------------------------
$109           $340           $590          $1,306

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand
-------------------------------------------------------------------------------

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 1998, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.07% to 1.00%. This undertaking is voluntary and may be terminated at any time.


RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


                               General California Municipal Money Market Fund  9

                                                  General Minnesota Municipal
                                                  Money Market Fund
                                                  ---------------------------
                                                         Ticker Symbol: GMNXX


GOAL/APPROACH

The fund seeks to maximize current income exempt from federal and Minnesota state personal income taxes, as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all net assets in municipal obligations, the interest from which is exempt from federal and Minnesota state personal income taxes. When the portfolio manager believes that acceptable Minnesota municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to Minnesota state income tax, but are free from federal income tax. Municipal obligations are typically divided into two types:

* general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power

* revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls


MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop
* any of the fund's holdings could have its credit rating downgraded or could default
* Minnesota's economy and revenues underlying municipal obligations may decline
* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Although the fund's objective is to generate income exempt from federal and Minnesota state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable bonds and/or municipal bonds that are exempt only from federal personal income taxes.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.

PAST PERFORMANCE

Since the fund has less than one calendar year of performance, past performance information is not included. For performance information as of the end of the fund's first fiscal period, please refer to the Statement of Additional Information (SAI).


What this fund is -- and isn't
-------------------------------------------------------------------------------

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.


-------------------------------------------------------------------------------
Fee table

Annual fund operating expenses
% of average daily net assets

Management fees                               0.50%
Rule 12b-1 fee                                0.20%
Shareholder services fee                      0.25%
Other expenses                                0.72%
-------------------------------------------------------------------------------
Total                                         1.67%


-------------------------------------------------------------------------------
Expense example

 1 Year        3 Years
-------------------------------------------------------------------------------
$170           $526

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.


Concepts to understand
-------------------------------------------------------------------------------

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal period ended November 30, 1998, Dreyfus waived its fee and assumed certain other fund expenses pursuant to an undertaking, reducing total expenses from 1.67% to 0.80%. This undertaking is voluntary and may be terminated at any time.


RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and estimated fees to be paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                               General Minnesota Municipal Money Market Fund  11

                                                    General New York Municipal
                                                             Money Market Fund
                                                         ---------------------

                                                          Ticker Symbol: GNYXX


GOAL/APPROACH

The fund seeks to maximize current income exempt from federal, New York state and New York city personal income taxes, as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all net assets in municipal obligations, the interest from which is exempt from federal, New York state and New York city personal income taxes. When the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to New York state and New York city income taxes, but are free from federal income tax. Municipal obligations are typically divided into two types:

* general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power

* revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls


MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* New York's economy and revenues underlying municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Although the fund's objective is to generate income exempt from federal, New York state and New York city income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable bonds and/or municipal bonds that are exempt only from federal personal income tax.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.

PAST PERFORMANCE

The two tables below show the fund's annual returns and long-term performance for Class B. The first table shows you how the fund's performance has varied from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.


-------------------------------------------------------------------------------
Year-by-year total return as of 12/31 each year (%)

                                          2.51  2.70  2.42
  89    90    91    92    93    94    95    96    97    98


Best Quarter:         Q2 '97             +0.70%


Worst Quarter:        Q4 '98             +0.55%

The fund's 7-day yield on 12/31/98 was 2.61%. For the fund's current yield, call toll-free 1-800-645-6561.

-------------------------------------------------------------------------------

Average annual total return as of 12/31/98

                                        Inception
      1 Year                            (9/8/95)
-------------------------------------------------------------------------------
      2.42%                             2.57%


What this fund is-- and isn't
-------------------------------------------------------------------------------

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.


-------------------------------------------------------------------------------
Fee table

Annual fund operating expenses
% of average daily net assets

Management fees                               0.50%
Rule 12b-1 fee                                0.20%
Shareholder services fee                      0.25%
Other expenses                                0.11%
-------------------------------------------------------------------------------
Total                                         1.06%


-------------------------------------------------------------------------------
Expense example

 1 Year        3 Years        5 Years       10 Years
-------------------------------------------------------------------------------
$108           $337           $585          $1,294

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand
-------------------------------------------------------------------------------

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 1998, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.06% to 0.98%. This undertaking is voluntary and may be terminated at any time.


RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


                               General New York Municipal Money Market Fund  13

MANAGEMENT

The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $121 billion in more than 160 mutual fund portfolios. Dreyfus is the primary mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $389 billion of assets under management and $1.9 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank manager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.

MANAGEMENT PHILOSOPHY

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Concepts to understand
------------------------------------------------------------------------------

YEAR 2000 ISSUES: these funds could be adversely affected if the computer systems used by Dreyfus and the funds' other service providers do not properly process and calculate date-related information from and after January 1, 2000.


Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which these funds invest may be adversely affected by year 2000-related problems. This could have an impact on the value of a fund's investments and its share price.

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund's Class B shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.

----------------------------------------------------------------------------------------------------------------
                                                           Year Ended    Ten Months Ended
                                                          November 30,     November 30,    Year Ended January 31,
 General Money Market Fund                                    1998             1997(1)      1997          1996(2)
----------------------------------------------------------------------------------------------------------------
 Per-Share Data ($)
 Net asset value, beginning of period                           1.00             1.00       1.00          1.00
 Investment operations: Investment income-- net                 .047             .039       .046          .043
 Distributions:         Dividends from investment income--net  (.047)           (.039)     (.046)        (.043)
 Net asset value, end of period                                 1.00             1.00       1.00          1.00
 Total return (%)                                               4.78             4.83(3)    4.65          5.18(3)
----------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratio of expenses to average net assets (%)                   1.00              1.00(3)    1.00          1.00(3)
 Ratio of net investment income to average net assets (%)      4.66              4.78(3)    4.56          5.00(3)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                  .06               .05(3)     .07           .07(3)

----------------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                    2,427,332         1,231,132    369,205        50,446
----------------------------------------------------------------------------------------------------------------

1 The fund changed its fiscal year end from January 31 to November 30.
2 From March 31, 1995 (commencement of initial offering) to January 31, 1996. 3 Annualized.

----------------------------------------------------------------------------------------------------------------
                                                           Year Ended    Ten Months Ended
                                                          November 30,     November 30    Year Ended January 31,
 General Government Securities Money Market Fund              1998             1997(1)      1997         1996(2)
----------------------------------------------------------------------------------------------------------------
 Per-Share Data ($)
 Net asset value, beginning of period                           1.00             1.00       1.00          1.00
 Investment operations: Investment income-- net                 .046             .038       .045          .042
 Distributions:         Dividends from investment income--net  (.046)           (.038)     (.045)        (.042)
 Net asset value, end of period                                 1.00             1.00       1.00          1.00
 Total return (%)                                               4.66             4.69(3)    4.58          5.04(3)
----------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratio of expenses to average net assets (%)                     .97             1.00(3)    1.00          1.00(3)
 Ratio of net investment income to average net assets (%)       4.55             4.60(3)    4.48          5.01(3)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                   .05              .05(3)     .08           .10(3)

----------------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                       645,984          364,845     90,175            58
----------------------------------------------------------------------------------------------------------------

1 The fund changed its fiscal year end from January 31 to November 30.
2 From March 31, 1995 (commencement of initial offering) to January 31, 1996. 3 Annualized.

                                                       Financial Highlights  15

----------------------------------------------------------------------------------------------------------------
                                                                            Year Ended November 30,
 General Municipal Money Market Fund                           1998           1997          1996          1995(1)
----------------------------------------------------------------------------------------------------------------
 Per-Share Data ($)
 Net asset value, beginning of period                           1.00          1.00          1.00          1.00
 Investment operations: Investment income-- net                 .026          .028          .027          .020
 Distributions:         Dividends from investment income--net  (.026)        (.028)        (.027)        (.020)
 Net asset value, end of period                                 1.00          1.00          1.00          1.00
 Total return (%)                                               2.64          2.86          2.70          3.01(2)

----------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratio of expenses to average net assets (%)                     .96           .95           .85          1.10(2)
 Ratio of net investment income to average net assets (%)       2.59          2.87          2.65           2.8(2)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                   .09           .16           .29           .09(2)

----------------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                       377,636       263,008        17,491         3,024
----------------------------------------------------------------------------------------------------------------

1 From March 31, 1995 (commencement of initial offering) to November 30, 1995. 2 Annualized.


----------------------------------------------------------------------------------------------------------------
                                                           Year Ended    Four Months Ended
                                                          November 30,     November 30,     Year Ended July 31,
 General California Municipal Money Market Fund               1998             1997(1)     1997          1996(2)
----------------------------------------------------------------------------------------------------------------
 Per-Share Data ($)
 Net asset value, beginning of period                           1.00             1.00       1.00          1.00
 Investment operations: Investment income-- net                 .024             .009       .026          .025
 Distributions:         Dividends from investment income--net  (.024)           (.009)     (.026)        (.025)
 Net asset value, end of period                                 1.00             1.00       1.00          1.00
 Total return (%)                                               2.39             2.57(3)    2.61          2.56
----------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratio of expenses to average net assets (%)                    1.00             1.00(3)    1.00          1.00
 Ratio of net investment income to average net assets (%)       2.34             2.62(3)    2.52          2.45

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                   .07              .13(3)     .07           .08

----------------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                         8,760            2,669        928         5,475
----------------------------------------------------------------------------------------------------------------

1 The fund changed its fiscal year end from July 31 to November 30.
2 From August 1, 1995 (commencement of initial offering) to July 31, 1996. 3 Annualized.

--------------------------------------------------------------------------------------------------------------

                                                                                    Period Ended November 30,

 General Minnesota Municipal Money Market Fund                                                1998(1)
--------------------------------------------------------------------------------------------------------------
 Per-Share Data ($)
 Net asset value, beginning of period                                                          1.00
 Investment operations: Investment income-- net                                                .013
 Distributions:         Dividends from investment income-- net                                (.013)
 Net asset value, end of period                                                                1.00
 Total return (%)                                                                              2.67(2)
--------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratio of expenses to average net assets (%)                                                    .80(2)
 Ratio of net investment income to average net assets (%)                                      2.63(2)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                                                  .87(2)

--------------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                                                       28,160
--------------------------------------------------------------------------------------------------------------

1 From June 1, 1998 (commencement of operations) to November 30, 1998. 2 Annualized.


-------------------------------------------------------------------------------------------------------------------------
                                                                                          Year Ended November 30,
 General New York Municipal Money Market Fund                                       1998      1997      1996      1995(1)
-------------------------------------------------------------------------------------------------------------------------
 Per-Share Data ($)
 Net asset value, beginning of period                                               1.00      1.00      1.00      1.00
 Investment operations: Investment income-- net                                     .024      .027      .025      .006
 Distributions:         Dividends from investment income-- net                     (.024)    (.027)    (.025)    (.006)
 Net asset value, end of period                                                     1.00      1.00      1.00      1.00
 Total return (%)                                                                   2.47      2.68      2.55      2.82(2)
-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratio of expenses to average net assets (%)                                         .98       .95       .95      1.04(2)
 Ratio of net investment income to average net assets (%)                           2.44      2.64      2.47      3.64(2)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                                       .08       .08       .16        --

-------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                                            46,997    42,169    36,199        --
-------------------------------------------------------------------------------------------------------------------------

1 From September 8, 1995 (commencement of initial offering) to November 30, 1995. 2 Annualized.


                                                      Financial Highlights  17

Your Investment

ACCOUNT POLICIES

BUYING SHARES

GENERAL FUNDS are designed primarily for people who are investing through a third party such as a bank, broker-dealer or financial adviser. Third parties with whom you open a fund account may impose policies and charge transaction fees and may set minimum investment limitations on buying or selling shares. Consult a representative of your financial institution for more information.


YOUR PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated twice a day, at 5 p.m. and 8 p.m. Eastern time for the taxable money market funds and 12 noon and 8 p.m. Eastern time for the municipal money market funds, every day the New York Stock Exchange or the fund's transfer agent is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost.

IF YOUR PAYMENTS ARE RECEIVED in or converted into Federal Funds by 12 noon, you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 12 noon, you will begin to accrue dividends on the following business day. Qualified institutions may telephone orders to buy shares. If such an order is made by 5 p.m. for the taxable money market funds or 12 noon for the municipal money market funds, and Federal Funds are received by 6 p.m. or 4 p.m., respectively, the shares will be purchased at the NAV determined at 5 p.m. or 12 noon, as the case may be, and will receive the dividend declared that day. If such an order is made after 5 p.m. for the taxable money market funds or 12 noon for the municipal money market funds, but by 8 p.m., and Federal Funds are received by 11 a.m. the next business day, the shares will be purchased at the NAV determined at 8 p.m. and will begin to accrue dividends on the next business day. All times are Eastern time.

BECAUSE THE MUNICIPAL MONEY MARKET FUNDS seek tax-exempt income, they are not recommended for purchase in IRAs or other qualified retirement plans.



Retirement plans
-------------------------------------------------------------------------------


A variety of retirement plans are offered for the taxable money market funds, including traditional, rollover, Roth and Education IRAs. In addition, SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts are also available. Please call your financial representative for information.

SELLING SHARES

YOU MAY SELL (REDEEM) SHARES AT ANY TIME THROUGH your financial representative. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity.

BEFORE SELLING OR WRITING A CHECK for recently purchased shares, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.


GENERAL POLICIES

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify that the order is from a representative of your financial institution.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions


* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).



DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Your dividends and distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments or withdrawals.

DIVIDENDS AND DISTRIBUTIONS PAID by the taxable money market funds are taxable to U.S. shareholders as ordinary income (unless your investment is in an IRA or other tax-advantaged account).

EACH MUNICIPAL MONEY MARKET FUND anticipates that, under normal market conditions, virtually all of its income dividends will be exempt from federal and, as to California Municipal Money Market Fund, California, as to Minnesota Municipal Money Market Fund, Minnesota, and as to New York Municipal Money Market Fund, New York state and New York city, personal income taxes. However, any dividends and distributions from taxable investments are taxable as ordinary income.

The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


Concepts to understand
------------------------------------------------------------------------------

DIVIDENDS: income or interest paid by the investments in a fund's portfolio, net of expenses, passed on to fund shareholders.

DISTRIBUTIONS: income, net of expenses passed on to fund shareholders. These are calculated on a per-share basis: each share earns the same rate of return, so the more fund shares you own, the higher your distribution.

SECURITIES GAINS: distributions derived from the profits the fund earns when it sells securities for a higher price than it paid for them.



                                                           Your Investment  19

NOTES

NOTES

For More Informaation

GENERAL MONEY MARKET FUND
--------------------------
SEC FILE NUMBER:  811-3207

GENERAL GOVERNMENT SECURITIES
MONEY MARKET FUND
--------------------------
SEC FILE NUMBER:  811-3456

GENERAL MUNICIPAL MONEY MARKET FUND
--------------------------
SEC FILE NUMBER:  811-3481

GENERAL CALIFORNIA MUNICIPAL
MONEY MARKET FUND
--------------------------
SEC FILE NUMBER:  811-4871

GENERAL MINNESOTA MUNICIPAL
MONEY MARKET FUND
--------------------------
SEC FILE NUMBER:  811-3481

GENERAL NEW YORK MUNICIPAL
MONEY MARKET FUND
--------------------------
SEC FILE NUMBER:  811-4870



To obtain information:
-------------------------------------------------------------------------------

BY TELEPHONE

Call your Baird Representative or 1-800-RW-BAIRD.

BY MAIL  Write to:

Robert W. Baird & Co. Incorporated
Attn: Client Services
777 East Wisconsin Avenue
Milwaukee, WI 53202


http://www.rwbaird.com

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.


More information on each fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT

Describes the fund's performance, and lists portfolio holdings.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).




(C) 1999, Dreyfus Service Corporation                            GEN/P0499B-RWB

General
Money Market
Funds



GENERAL MONEY MARKET FUND

GENERAL GOVERNMENT SECURITIES
MONEY MARKET FUND

GENERAL MUNICIPAL MONEY MARKET FUND

GENERAL CALIFORNIA MUNICIPAL
MONEY MARKET FUND

GENERAL MINNESOTA MUNICIPAL
MONEY MARKET FUND

GENERAL NEW YORK MUNICIPAL
MONEY MARKET FUND


Investing in high quality short-term securities for current income, safety of principal and liquidity


PROSPECTUS April 1, 1999


CLASS B SHARES


George K. Baum & Company
Service Agent


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents


The Funds
---------------------------------------------

Introduction                                1

General Money Market Fund                   2

General Government Securities
Money Market Fund                           4

General Municipal
Money Market Fund                           6

General California Municipal
Money Market Fund                           8

General Minnesota Municipal
Money Market Fund                          10

General New York Municipal
Money Market Fund                          12

Management                                 14

Financial Highlights                       15


Your Investment
---------------------------------------------

Account Policies                           18

Distributions and Taxes                    19



For More Information
---------------------------------------------

More information on each fund can be found in the fund's current annual/semiannual report. See back cover.


The Funds

Introduction

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider six investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second highest credit rating.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.


Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

* maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

* invest only in high quality dollar-denominated obligations

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

                                                     General Money Market Fund
                                                          --------------------

                                                          Ticker Symbol: GMBXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including the following:

* securities issued or guaranteed by the U.S. government or its agencies
* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches
* repurchase agreements
* asset-backed securities
* domestic and dollar-denominated foreign com mercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest
* dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.


MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest

PAST PERFORMANCE

The two tables below show the fund's annual returns and long-term performance for Class B. The first table shows you how the fund's performance has varied from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.


-----------------------------------------------------------------------------
Year-by-year total return as of 12/31 each year (%)

                                          4.68  4.84  4.73
  89    90    91    92    93    94    95    96    97    98


Best Quarter:     Q4 '97       +1.22%


Worst Quarter:    Q4 '98       +1.09%

The fund's 7-day yield on 12/31/98 was 4.25%. For the fund's current yield, call toll-free 1-800-645-6561.



------------------------------------------------------------------------------

Average annual total return as of 12/31/98

                                  Inception
        1 Year                    (3/31/95)
------------------------------------------------------------------------------
         4.73%                        4.84%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.


------------------------------------------------------------------------------
Fee table

Annual fund operating expenses
% of average daily net assets

Management fees                                                          0.50%
Rule 12b-1 fee                                                           0.20%
Shareholder services fee                                                 0.25%
Other expenses                                                           0.11%
------------------------------------------------------------------------------
Total                                                                    1.06%

------------------------------------------------------------------------------
Expense example

    1 Year               3 Years               5 Years                10 Years
------------------------------------------------------------------------------
     $108                 $337                  $585                    $1,294

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand
------------------------------------------------------------------------------

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 1998, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.06% to 1.00%. This undertaking is voluntary and may be terminated at any time.


RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                                  General Money Market Fund  3

                                                 General Government Securities
                                                             Money Market Fund
                                                          --------------------

                                                          Ticker Symbol: GSBXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and repurchase agreements in respect of these securities.


MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

PAST PERFORMANCE

The two tables below show the fund's annual returns and long-term performance for Class B. The first table shows you how the fund's performance has varied from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.


-----------------------------------------------------------------------------
Year-by-year total return as of 12/31 each year (%)

                                          4.60  4.69  4.61
  89    90    91    92    93    94    95    96    97    98


Best Quarter:     Q4 '97       +1.18%


Worst Quarter:    Q4 '98       +1.06%

The fund's 7-day yield on 12/31/98 was 4.08%. For the fund's current yield, call toll-free 1-800-645-6561.

------------------------------------------------------------------------------

Average annual total return as of 12/31/98

                                  Inception
        1 Year                    (3/31/95)
------------------------------------------------------------------------------
         4.61%                        4.72%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.


------------------------------------------------------------------------------
Fee table

Annual fund operating expenses
% of average daily net assets
Management fees                                                          0.50%
Rule 12b-1 fee                                                           0.20%
Shareholder services fee                                                 0.25%
Other expenses                                                           0.07%

------------------------------------------------------------------------------
Total                                                                    1.02%

------------------------------------------------------------------------------
Expense example

    1 Year               3 Years               5 Years                10 Years
------------------------------------------------------------------------------
     $104                 $325                  $563                   $1,248

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand
------------------------------------------------------------------------------

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 1998, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.02% to 0.97%. This undertaking is voluntary and may be terminated at any time.


RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                           General Government Securities Money Market Fund  5

                                           General Municipal Money Market Fund
                                                          --------------------

                                                          Ticker Symbol: GBMXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal personal income tax, as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all net assets in municipal obligations, the interest from which is exempt from federal personal income tax. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments. Municipal obligations are typically divided into two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

Although the fund's objective is to generate income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments.

PAST PERFORMANCE

The two tables below show the fund's annual returns and long-term performance for Class B. The first table shows you how the fund's performance has varied from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

-----------------------------------------------------------------------------
Year-by-year total return as of 12/31 each year (%)

                                          2.66  2.86  2.60
  89    90    91    92    93    94    95    96    97    98


Best Quarter:     Q2 '97       +0.76%


Worst Quarter:    Q4 '98       +0.61%


The fund's 7-day yield on 12/31/98 was 2.83%. For the fund's current yield, call toll-free 1-800-645-6561.


------------------------------------------------------------------------------
Average annual total return as of 12/31/98

                                  Inception
        1 Year                    (3/31/95)
------------------------------------------------------------------------------
         2.60%                        2.77%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.


------------------------------------------------------------------------------
Fee table

Annual fund operating expenses
% of average daily net assets

Management fees                                                          0.50%
Rule 12b-1 fee                                                           0.20%
Shareholder services fee                                                 0.25%
Other expenses                                                           0.10%
------------------------------------------------------------------------------
Total                                                                    1.05%

------------------------------------------------------------------------------
Expense example

    1 Year               3 Years               5 Years                10 Years
------------------------------------------------------------------------------
     $107                 $334                  $579                   $1,283

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 1998, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.05% to 0.96%. This undertaking is voluntary and may be terminated at any time.


RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                        General Municipal Money Market Fund  7

                                                  General California Municipal
                                                             Money Market Fund
                                                          --------------------

                                                          Ticker Symbol: GENXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal and California state personal income taxes, as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all net assets in municipal obligations, the interest from which is exempt from federal and California state personal income taxes. When the portfolio manager believes that acceptable California municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to California state income tax, but are free from federal income tax. Municipal obligations are typically divided into two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls


MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* California's economy and revenues underlying municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Although the fund's objective is to generate income exempt from federal and California state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable bonds and/or municipal bonds that are exempt only from federal personal income taxes.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.

Past Performance

The two tables below show the fund's annual returns and long-term performance for Class B. The first table shows you how the fund's performance has varied from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

-----------------------------------------------------------------------------
Year-by-year total return as of 12/31 each year (%)

                                          2.48  2.62  2.34
  89    90    91    92    93    94    95    96    97    98


Best Quarter:     Q2 '97       +0.71%


Worst Quarter:    Q3 '98       +0.53%

The fund's 7-day yield on 12/31/98 was 2.59%. For the fund's current yield, call toll-free 1-800-645-6561.


------------------------------------------------------------------------------
Average annual total return as of 12/31/98

                                  Inception
        1 Year                    (3/31/95)
------------------------------------------------------------------------------
         2.34%                        2.52%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.


Fee table

Annual fund operating expenses
% of average daily net assets

Management fees                                                          0.50%
Rule 12b-1 fee                                                           0.20%
Shareholder services fee                                                 0.25%
Other expenses                                                           0.12%
------------------------------------------------------------------------------
Total                                                                    1.07%

------------------------------------------------------------------------------
Expense example


    1 Year               3 Years               5 Years                10 Years
------------------------------------------------------------------------------
     $109                 $340                  $590                   $1,306

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 1998, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.07% to 1.00%. This undertaking is voluntary and may be terminated at any time.


RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                            General California Municipal Money Market Fund  9

                                                 General Minnesota Municipal
                                                 Money Market Fund
                                                 -------------------------
                                                        Ticker Symbol: GMNXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal and Minnesota state personal income taxes, as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all net assets in municipal obligations, the interest from which is exempt from federal and Minnesota state personal income taxes. When the portfolio manager believes that acceptable Minnesota municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to Minnesota state income tax, but are free from federal income tax. Municipal obligations are typically divided into two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* Minnesota's economy and revenues underlying municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Although the fund's objective is to generate income exempt from federal and Minnesota state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable bonds and/or municipal bonds that are exempt only from federal personal income taxes.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.

PAST PERFORMANCE

Since the fund has less than one calendar year of performance, past performance information is not included. For performance information as of the end of the fund's first fiscal period, please refer to the Statement of Additional Information (SAI).


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.


Fee table

Annual fund operating expenses
% of average daily net assets

Management fees                                                          0.50%
Rule 12b-1 fee                                                           0.20%
Shareholder services fee                                                 0.25%
Other expenses                                                           0.72%
------------------------------------------------------------------------------
Total                                                                    1.67%


------------------------------------------------------------------------------
Expense example

    1 Year               3 Years
----------------------------------
     $170                 $526

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal period ended November 30, 1998, Dreyfus waived its fee and assumed certain other fund expenses pursuant to an undertaking, reducing total expenses from 1.67% to 0.80%. This undertaking is voluntary and may be terminated at any time.


RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and estimated fees to be paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                  General Minnesota Municipal Money Market  11

                                                    General New York Municipal
                                                             Money Market Fund
                                                          --------------------

                                                          Ticker Symbol: GNYXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal, New York state and New York city personal income taxes, as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all net assets in municipal obligations, the interest from which is exempt from federal, New York state and New York city personal income taxes. When the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to New York state and New York city income taxes, but are free from federal income tax. Municipal obligations are typically divided into two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls


MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* New York's economy and revenues underlying municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Although the fund's objective is to generate income exempt from federal, New York state and New York city income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable bonds and/or municipal bonds that are exempt only from federal personal income tax.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.

PAST PERFORMANCE

The two tables below show the fund's annual returns and long-term performance for Class B. The first table shows you how the fund's performance has varied from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

-----------------------------------------------------------------------------
Year-by-year total return as of 12/31 each year (%)

                                          2.51  2.70  2.42
  89    90    91    92    93    94    95    96    97    98


Best Quarter:     Q2 '97       +0.70%


Worst Quarter:    Q4 '98       +0.55%

The fund's 7-day yield on 12/31/98 was 2.61%. For the fund's current yield, call toll-free 1-800-645-6561.

------------------------------------------------------------------------------

Average annual total return as of 12/31/98

                                Inception
            1 Year              (9/8/95)
-----------------------------------------------------------------------------
            2.42%                 2.57%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.


Fee table

Annual fund operating expenses
% of average daily net assets

Management fees                                                          0.50%
Rule 12b-1 fee                                                           0.20%
Shareholder services fee                                                 0.25%
Other expenses                                                           0.11%
------------------------------------------------------------------------------
Total                                                                    1.06%


------------------------------------------------------------------------------
Expense example

    1 Year               3 Years               5 Years                10 Years
------------------------------------------------------------------------------

     $108                 $337                  $585                   $1,294

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 1998, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.06% to 0.98%. This undertaking is voluntary and may be terminated at any time.


RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                            General New York Municipal Money Market Fund  13

MANAGEMENT

The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $121 billion in more than 160 mutual fund portfolios. Dreyfus is the primary mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $389 billion of assets under management and $1.9 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank manager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.


MANAGEMENT PHILOSOPHY

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.


Concepts to understand

YEAR 2000 ISSUES: these funds could be adversely affected if the computer systems used by Dreyfus and the funds' other service providers do not properly process and calculate date-related information from and after January 1, 2000.


Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which these funds invest may be adversely affected by year 2000-related problems. This could have an impact on the value of a fund's investments and its share price.

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund's Class B shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.

                                                                  Year Ended    Ten Months Ended
                                                                  November 30,     November 30,       Year Ended January 31,
 General Money Market Fund                                            1998           1997(1)         1997           1996(2)
-----------------------------------------------------------------------------------------------------------------------------
 Per-Share Data ($)
 Net asset value, beginning of period                                 1.00            1.00            1.00            1.00
 Investment operations: Investment income-- net                       .047            .039            .046            .043
 Distributions:         Dividends from investment income-- net       (.047)          (.039)          (.046)          (.043)
 Net asset value, end of period                                       1.00            1.00            1.00            1.00
 Total return (%)                                                     4.78            4.83(3)         4.65            5.18(3)
-----------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratio of expenses to average net assets (%)                          1.00            1.00(3)         1.00            1.00(3)
 Ratio of net investment income to average net assets (%)             4.66            4.78(3)         4.56            5.00(3)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                         .06             .05(3)          .07             .07(3)

-----------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                           2,427,332       1,231,132         369,205          50,446
-----------------------------------------------------------------------------------------------------------------------------

1 The fund changed its fiscal year end from January 31 to November 30.
2 From March 31, 1995 (commencement of initial offering) to January 31, 1996. 3 Annualized.


                                                                  Year Ended    Ten Months Ended
                                                                  November 30,     November 30,       Year Ended January 31,
 General Government Securities Money Market Fund                      1998           1997(1)          1997            1996(2)
-----------------------------------------------------------------------------------------------------------------------------
 Per-Share Data ($)
 Net asset value, beginning of period                                 1.00            1.00            1.00            1.00
 Investment operations: Investment income-- net                       .046            .038            .045            .042
 Distributions:         Dividends from investment income-- net       (.046)          (.038)          (.045)          (.042)
 Net asset value, end of period                                       1.00            1.00            1.00            1.00
 Total return (%)                                                     4.66            4.69(3)         4.58            5.04(3)
-----------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratio of expenses to average net assets (%)                           .97            1.00(3)         1.00            1.00(3)
 Ratio of net investment income to average net assets (%)             4.55            4.60(3)         4.48            5.01(3)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                         .05             .05(3)          .08             .10(3)

-----------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                             645,984         364,845          90,175              58
-----------------------------------------------------------------------------------------------------------------------------

1 The fund changed its fiscal year end from January 31 to November 30.
2 From March 31, 1995 (commencement of initial offering) to January 31, 1996. 3 Annualized.

                                                      Financial Highlights  15

                                                                                  Year Ended November 30,
 General Municipal Money Market Fund                                  1998            1997            1996            1995(1)
-----------------------------------------------------------------------------------------------------------------------------
 Per-Share Data ($)
 Net asset value, beginning of period                                 1.00            1.00            1.00            1.00
 Investment operations: Investment income-- net                       .026            .028            .027            .020
 Distributions:         Dividends from investment income-- net       (.026)          (.028)          (.027)          (.020)
 Net asset value, end of period                                       1.00            1.00            1.00            1.00
 Total return (%)                                                     2.64            2.86            2.70            3.01(2)

-----------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratio of expenses to average net assets (%)                           .96             .95             .85            1.10(2)
 Ratio of net investment income to average net assets (%)             2.59            2.87            2.65            2.83(2)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                         .09             .16             .29             .09(2)

-----------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                             377,636         263,008          17,491           3,024
-----------------------------------------------------------------------------------------------------------------------------

1 From March 31, 1995 (commencement of initial offering) to November 30, 1995. 2 Annualized.


                                                                  Year Ended   Four Months Ended
                                                                  November 30,     November 30,        Year Ended July 31,
 General California Municipal Money Market Fund                      1998             1997(1)        1997             1996(2)
-----------------------------------------------------------------------------------------------------------------------------
 Per-Share Data ($)
 Net asset value, beginning of period                                1.00             1.00           1.00            1.00
 Investment operations: Investment income-- net                      .024             .009           .026            .025
 Distributions:         Dividends from investment income-- net      (.024)           (.009)         (.026)          (.025)
 Net asset value, end of period                                      1.00             1.00           1.00            1.00
 Total return (%)                                                    2.39             2.57(3)        2.61            2.56
-----------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratio of expenses to average net assets (%)                         1.00             1.00(3)        1.00            1.00
 Ratio of net investment income to average net assets (%)            2.34             2.62(3)        2.52            2.45

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                        .07              .13(3)         .07             .08

-----------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                              8,760            2,669            928           5,475
-----------------------------------------------------------------------------------------------------------------------------

1 The fund changed its fiscal year end from July 31 to November 30.
2 From August 1, 1995 (commencement of initial offering) to July 31, 1996. 3 Annualized.


                                                                                                    Period Ended November 30,

 General Minnesota Municipal Money Market Fund                                                                1998(1)
-----------------------------------------------------------------------------------------------------------------------------
 Per-Share Data ($)
 Net asset value, beginning of period                                                                         1.00
 Investment operations: Investment income-- net                                                               .013
 Distributions:         Dividends from investment income-- net                                               (.013)
 Net asset value, end of period                                                                               1.00
 Total return (%)                                                                                             2.67(2)
-----------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratio of expenses to average net assets (%)                                                                   .80(2)
 Ratio of net investment income to average net assets (%)                                                     2.63(2)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                                                                 .87(2)

-----------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                                                                      28,160
-----------------------------------------------------------------------------------------------------------------------------

1 From June 1, 1998 (commencement of operations) to November 30, 1998. 2 Annualized.


-----------------------------------------------------------------------------------------------------------------------------
                                                                                      Year Ended November 30,
 General New York Municipal Money Market Fund                        1998             1997           1996            1995(1)
-----------------------------------------------------------------------------------------------------------------------------
 Per-Share Data ($)
 Net asset value, beginning of period                                1.00             1.00           1.00            1.00
 Investment operations: Investment income-- net                      .024             .027           .025            .006
 Distributions:         Dividends from investment income-- net      (.024)           (.027)         (.025)          (.006)
 Net asset value, end of period                                      1.00             1.00           1.00            1.00
 Total return (%)                                                    2.47             2.68           2.55            2.82(2)
-----------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratio of expenses to average net assets (%)                          .98              .95            .95            1.04(2)
 Ratio of net investment income to average net assets (%)            2.44             2.64           2.47            3.64(2)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                        .08              .08            .16              --

-----------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                             46,997           42,169         36,199              --
-----------------------------------------------------------------------------------------------------------------------------

1 From September 8, 1995 (commencement of initial offering) to November 30, 1995. 2 Annualized.

                                                      Financial Highlights  17

ACCOUNT POLICIES

BUYING SHARES

GENERAL FUNDS are designed primarily for people who are investing through a third party such as a bank, broker-dealer or financial adviser. Third parties with whom you open a fund account may impose policies and charge transaction fees and may set minimum investment limitations on buying or selling shares. Consult a representative of your financial institution for more information.


YOUR PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated twice a day, at 5 p.m. and 8 p.m. Eastern time for the taxable money market funds and 12 noon and 8 p.m. Eastern time for the municipal money market funds, every day the New York Stock Exchange or the fund's transfer agent is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost.

IF YOUR PAYMENTS ARE RECEIVED in or converted into Federal Funds by 12 noon, you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 12 noon, you will begin to accrue dividends on the following business day. Qualified institutions may telephone orders to buy shares. If such an order is made by 5 p.m. for the taxable money market funds or 12 noon for the municipal money market funds, and Federal Funds are received by 6 p.m. or 4 p.m., respectively, the shares will be purchased at the NAV determined at 5 p.m. or 12 noon, as the case may be, and will receive the dividend declared that day. If such an order is made after 5 p.m. for the taxable money market funds or 12 noon for the municipal money market funds, but by 8 p.m., and Federal Funds are received by 11 a.m. the next business day, the shares will be purchased at the NAV determined at 8 p.m. and will begin to accrue dividends on the next business day. All times are Eastern time.

BECAUSE THE MUNICIPAL MONEY MARKET FUNDS seek tax-exempt income, they are not recommended for purchase in IRAs or other qualified retirement plans



Retirement plans


A variety of retirement plans are offered for the taxable money market funds, including traditional, rollover, Roth and Education IRAs. In addition, SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts are also available. Please call your financial representative for information.

SELLING SHARES

YOU MAY SELL (REDEEM) SHARES AT ANY TIME through your financial representative. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity.

BEFORE SELLING OR WRITING A CHECK for recently purchased shares, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.


GENERAL POLICIES

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify that the order is from a representative of your financial institution.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions


* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).



DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Your dividends and distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments or withdrawals.

DIVIDENDS AND DISTRIBUTIONS PAID by the taxable money market funds are taxable to U.S. shareholders as ordinary income (unless your investment is in an IRA or other tax-advantaged account).

EACH MUNICIPAL MONEY MARKET FUND anticipates that, under normal market conditions, virtually all of its income dividends will be exempt from federal and, as to California Municipal Money Market Fund, California, as to Minnesota Municipal Money Market Fund, Minnesota, and as to New York Municipal Money Market Fund, New York state and New York city, personal income taxes. However, any dividends and distributions from taxable investments are taxable as ordinary income.

The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


Concepts to understand

DIVIDENDS: income or interest paid by the investments in a fund's portfolio, net of expenses, passed on to fund shareholders.

DISTRIBUTIONS: income, net of expenses passed on to fund shareholders. These are calculated on a per-share basis: each share earns the same rate of return, so the more fund shares you own, the higher your distribution.

SECURITIES GAINS: distributions derived from the profits the fund earns when it sells securities for a higher price than it paid for them.


                                                          Your Investment  19

NOTES

NOTES

                                            For More Information


GENERAL MONEY MARKET FUND
-------------------------
SEC FILE NUMBER: 811-3207

GENERAL GOVERNMENT SECURITIES
MONEY MARKET FUND
-------------------------
SEC FILE NUMBER: 811-3456

GENERAL MUNICIPAL MONEY MARKET FUND
-------------------------
SEC FILE NUMBER: 811-3481

GENERAL CALIFORNIA MUNICIPAL
MONEY MARKET FUND
-------------------------
SEC FILE NUMBER: 811-4871

GENERAL MINNESOTA MUNICIPAL
MONEY MARKET FUND
-------------------------
SEC FILE NUMBER: 811-3481

GENERAL NEW YORK MUNICIPAL
MONEY MARKET FUND
-------------------------
SEC FILE NUMBER: 811-4870


More information on each fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT

Describes the fund's performance, and lists portfolio holdings.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).


To obtain information:

BY TELEPHONE

Call your George K. Baum & Company investment executive or 1-800-821-7195

BY MAIL Write to:

George K. Baum & Company
120 West 12th Street, Suite 800
Kansas City, MO 64105

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from:

http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

(C) 1999, Dreyfus Service Corporation                           GEN/P0499B-GKB

General
Money Market
Funds



GENERAL MONEY MARKET FUND

GENERAL GOVERNMENT SECURITIES
MONEY MARKET FUND

GENERAL MUNICIPAL MONEY MARKET FUND

GENERAL CALIFORNIA MUNICIPAL
MONEY MARKET FUND

GENERAL MINNESOTA MUNICIPAL
MONEY MARKET FUND

GENERAL NEW YORK MUNICIPAL
MONEY MARKET FUND


Investing in high quality, short-term securities for current income, safety of principal and liquidity


PROSPECTUS April 1, 1999


CLASS B SHARES


                           First Albany
                                 Corporation


The General Money Market Funds are managed by The Dreyfus Corporation.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents


The Funds
-----------------------------------------------

Introduction                                1

General Money Market Fund                   2


General Government Securities
Money Market Fund                           4

General Municipal
Money Market Fund                           6

General California Municipal
Money Market Fund                           8

General Minnesota Municipal
Money Market Fund                          10

General New York Municipal
Money Market Fund                          12

Management                                 14

Financial Highlights                       15


Your Investment
-----------------------------------------------

Account Policies                           18

Distributions and Taxes                    19



For More Information
-----------------------------------------------

More information on each fund can be found in the fund's current annual/semiannual report. See back cover.

The Funds

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider six investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second highest credit rating.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

* maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

* invest only in high quality dollar-denominated obligations

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

                                                                    The Funds  1

                                                    General Money Market Fund
                                                                  -----------

                                                         Ticker Symbol: GMBXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including the following:

* securities issued or guaranteed by the U.S. government or its agencies
* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches
* repurchase agreements
* asset-backed securities
* domestic and dollar-denominated foreign com mercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest
* dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop
* any of the fund's holdings could have its credit rating downgraded or could default
* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry
* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest

PAST PERFORMANCE

The two tables below show the fund's annual returns and long-term performance for Class B. The first table shows you how the fund's performance has varied from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

--------------------------------------------------------------------------------
Year-by-year total return as of 12/31 each year (%)

                                          4.68  4.84  4.73
  89    90    91    92    93    94    95    96    97    98

Best Quarter:         Q4 '97             +1.22%


Worst Quarter:        Q4 '98             +1.09%

The fund's 7-day yield on 12/31/98 was 4.25%. For the fund's current yield, call toll-free 1-800-645-6561.

--------------------------------------------------------------------------------

Average annual total return as of 12/31/98


                                        Inception
      1 Year                            (3/31/95)
--------------------------------------------------------------------------------
      4.73%                               4.84%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.


--------------------------------------------------------------------------------
Fee table

Annual fund operating expenses
% of average daily net assets

Management fees                              0.50%
Rule 12b-1 fee                               0.20%
Shareholder services fee                     0.25%
Other expenses                               0.11%

--------------------------------------------------------------------------------
Total                                        1.06%



--------------------------------------------------------------------------------
Expense example

 1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

$108           $337           $585          $1,294

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 1998, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.06% to 1.00%. This undertaking is voluntary and may be terminated at any time.


RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

General Government Securities
            Money Market Fund
                  -----------

         Ticker Symbol: GSBXX


GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and repurchase agreements in respect of these securities.


MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

PAST PERFORMANCE

The two tables below show the fund's annual returns and long-term performance for Class B. The first table shows you how the fund's performance has varied from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.


--------------------------------------------------------------------------------
Year-by-year total return as of 12/31 each year (%)

                                          4.60  4.69  4.61
  89    90    91    92    93    94    95    96    97    98

Best Quarter:         Q4 '97             +1.18%


Worst Quarter:        Q4 '98             +1.06%

The fund's 7-day yield on 12/31/98 was 4.08%. For the fund's current yield, call toll-free 1-800-645-6561.

--------------------------------------------------------------------------------

Average annual total return as of 12/31/98

                                        Inception
      1 Year                            (3/31/95)
--------------------------------------------------------------------------------
      4.61%                               4.72%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.


--------------------------------------------------------------------------------
Fee table

Annual fund operating expenses
% of average daily net assets

Management fees                              0.50%
Rule 12b-1 fee                               0.20%
Shareholder services fee                     0.25%
Other expenses                               0.07%

--------------------------------------------------------------------------------
Total                                        1.02%

--------------------------------------------------------------------------------
Expense example


 1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

$104           $325           $563          $1,248

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 1998, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.02% to 0.97%. This undertaking is voluntary and may be terminated at any time.


RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


                              General Government Securities Money Market Fund  5

                                         General Municipal Money Market Fund
                                                                 -----------

                                                        Ticker Symbol: GBMXX



GOAL/APPROACH

The fund seeks to maximize current income exempt from federal personal income tax, as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all net assets in municipal obligations, the interest from which is exempt from federal personal income tax. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments. Municipal obligations are typically divided into two types:

* general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power
* revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop
* any of the fund's holdings could have its credit rating downgraded or could default

Although the fund's objective is to generate income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments.

PAST PERFORMANCE

The two tables below show the fund's annual returns and long-term performance for Class B. The first table shows you how the fund's performance has varied from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.


--------------------------------------------------------------------------------
Year-by-year total return as of 12/31 each year (%)

                                          2.66  2.86  2.60
  89    90    91    92    93    94    95    96    97    98


Best Quarter:         Q2 '97             +0.76%


Worst Quarter:        Q4 '98             +0.61%


The fund's 7-day yield on 12/31/98 was 2.83%. For the fund's current yield, call toll-free 1-800-645-6561.


--------------------------------------------------------------------------------
Average annual total return as of 12/31/98


                                        Inception
      1 Year                            (3/31/95)
--------------------------------------------------------------------------------
      2.60%                               2.77%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.


--------------------------------------------------------------------------------
Fee table

Annual fund operating expenses
% of average daily net assets

Management fees                               0.50%
Rule 12b-1 fee                                0.20%
Shareholder services fee                      0.25%
Other expenses                                0.10%

--------------------------------------------------------------------------------
Total                                         1.05%


--------------------------------------------------------------------------------
Expense example


 1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

$107           $334           $579          $1,283

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 1998, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.05% to 0.96%. This undertaking is voluntary and may be terminated at any time.


RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                          General Municipal Money Market Fund  7

                                                General California Municipal
                                                           Money Market Fund
                                                                 -----------

                                                        Ticker Symbol: GENXX


GOAL/APPROACH

The fund seeks to maximize current income exempt from federal and California state personal income taxes, as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all net assets in municipal obligations, the interest from which is exempt from federal and California state personal income taxes. When the portfolio manager believes that acceptable California municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to California state income tax, but are free from federal income tax. Municipal obligations are typically divided into two types:

* general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power
* revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop
* any of the fund's holdings could have its credit rating downgraded or could default
* California's economy and revenues underlying municipal obligations may decline
* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Although the fund's objective is to generate income exempt from federal and California state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable bonds and/or municipal bonds that are exempt only from federal personal income taxes.


The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.

PAST PERFORMANCE

The two tables below show the fund's annual returns and long-term performance for Class B. The first table shows you how the fund's performance has varied from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.


--------------------------------------------------------------------------------
Year-by-year total return as of 12/31 each year (%)

                                          2.48  2.62  2.34
  89    90    91    92    93    94    95    96    97    98

Best Quarter:         Q2 '97             +0.71%


Worst Quarter:        Q3 '98             +0.53%

The fund's 7-day yield on 12/31/98 was 2.59%. For the fund's current yield, call toll-free 1-800-645-6561.



--------------------------------------------------------------------------------

Average annual total return as of 12/31/98


                                        Inception
      1 Year                            (8/1/95)
--------------------------------------------------------------------------------
      2.34%                               2.52%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.


--------------------------------------------------------------------------------
Fee table

Annual fund operating expenses
% of average daily net assets

Management fees                               0.50%
Rule 12b-1 fee                                0.20%
Shareholder services fee                      0.25%
Other expenses                                0.12%

--------------------------------------------------------------------------------
Total                                         1.07%


--------------------------------------------------------------------------------
Expense example

 1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
$109           $340           $590          $1,306

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 1998, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.07% to 1.00%. This undertaking is voluntary and may be terminated at any time.


RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


                               General California Municipal Money Market Fund  9

                                                   General Minnesota Municipal
                                                   Money Market Fund
                                                   -----------------
                                                   Ticker Symbol: GMNXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal and Minnesota state personal income taxes, as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all net assets in municipal obligations, the interest from which is exempt from federal and Minnesota state personal income taxes. When the portfolio manager believes that acceptable Minnesota municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to Minnesota state income tax, but are free from federal income tax. Municipal obligations are typically divided into two types:

* general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power
* revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop
* any of the fund's holdings could have its credit rating downgraded or could default
* Minnesota's economy and revenues underlying municipal obligations may decline
* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Although the fund's objective is to generate income exempt from federal and Minnesota state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable bonds and/or municipal bonds that are exempt only from federal personal income taxes.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.

PAST PERFORMANCE

Since the fund has less than one calendar year of performance, past performance information is not included. For performance information as of the end of the fund's first fiscal period, please refer to the Statement of Additional Information (SAI).

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.


--------------------------------------------------------------------------------
Fee table

Annual fund operating expenses
% of average daily net assets

Management fees                               0.50%
Rule 12b-1 fee                                0.20%
Shareholder services fee                      0.25%
Other expenses                                0.72%

--------------------------------------------------------------------------------
Total                                         1.67%



--------------------------------------------------------------------------------
Expense example

 1 Year        3 Years
--------------------------------------------------------------------------------
$170           $526

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal period ended November 30, 1998, Dreyfus waived its fee and assumed certain other fund expenses pursuant to an undertaking, reducing total expenses from 1.67% to 0.80%. This undertaking is voluntary and may be terminated at any time.


RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and estimated fees to be paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                               General Minnesota Municipal Money Market Fund  11

                                                   General New York Municipal
                                                            Money Market Fund
                                                                  -----------

                                                         Ticker Symbol: GNYXX


GOAL/APPROACH

The fund seeks to maximize current income exempt from federal, New York state and New York city personal income taxes, as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all net assets in municipal obligations, the interest from which is exempt from federal, New York state and New York city personal income taxes. When the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to New York state and New York city income taxes, but are free from federal income tax. Municipal obligations are typically divided into two types:

* general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power
* revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop
* any of the fund's holdings could have its credit rating downgraded or could default
* New York's economy and revenues underlying municipal obligations may decline
* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Although the fund's objective is to generate income exempt from federal, New York state and New York city income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable bonds and/or municipal bonds that are exempt only from federal personal income tax.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.

PAST PERFORMANCE

The two tables below show the fund's annual returns and long-term performance for Class B. The first table shows you how the fund's performance has varied from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.


--------------------------------------------------------------------------------
Year-by-year total return as of 12/31 each year (%)

                                        2.51  2.70  2.42
89    90    91    92    93    94    95    96    97    98


Best Quarter:         Q2 '97             +0.70%


Worst Quarter:        Q4 '98             +0.55%

The fund's 7-day yield on 12/31/98 was 2.61%. For the fund's current yield, call toll-free 1-800-645-6561.



--------------------------------------------------------------------------------
Average annual total return as of 12/31/98


                                        Inception
      1 Year                            (9/8/95)
--------------------------------------------------------------------------------
      2.42%                               2.57%

What this fund is-- and isn't


This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.



--------------------------------------------------------------------------------
Fee table

Annual fund operating expenses
% of average daily net assets

Management fees                               0.50%
Rule 12b-1 fee                                0.20%
Shareholder services fee                      0.25%
Other expenses                                0.11%

--------------------------------------------------------------------------------
Total                                         1.06%



--------------------------------------------------------------------------------
Expense example


 1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
$108           $337           $585          $1,294

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 1998, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.06% to 0.98%. This undertaking is voluntary and may be terminated at any time.


RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                General New York Municipal Money Market Fund  13

MANAGEMENT

The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $121 billion in more than 160 mutual fund portfolios. Dreyfus is the primary mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $389 billion of assets under management and $1.9 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank manager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.

MANAGEMENT PHILOSOPHY

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.


Concepts to understand

YEAR 2000 ISSUES: these funds could be adversely affected if the computer systems used by Dreyfus and the funds' other service providers do not properly process and calculate date-related information from and after January 1, 2000.


Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which these funds invest may be adversely affected by year 2000-related problems. This could have an impact on the value of a fund's investments and its share price.

Financial Highlights

The following tables describe the performance of each fund's Class B shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.


                                                         Year Ended    Ten Months Ended
                                                        November 30,     November 30,     Year Ended January 31,
 General Money Market Fund                                  1998             1997 (1)       1997        1996 (2)
-------------------------------------------------------------------------------------------------------------------
 Per-Share Data ($)
 Net asset value, beginning of period                       1.00             1.00           1.00          1.00
 Investment operations: Investment income-- net             .047             .039           .046          .043
 Distributions:         Dividends from investment
                        income-- net                       (.047)           (.039)         (.046)        (.043)
 Net asset value, end of period                             1.00             1.00           1.00          1.00
 Total return (%)                                           4.78             4.83(3)        4.65          5.18(3)
-------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratio of expenses to average net assets (%)                1.00             1.00(3)        1.00          1.00(3)
 Ratio of net investment income to average net assets (%)   4.66             4.78(3)        4.56          5.00(3)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                               .06              .05(3)         .07           .07(3)

-------------------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                 2,427,332        1,231,132        369,205        50,446
-------------------------------------------------------------------------------------------------------------------

1 The fund changed its fiscal year end from January 31 to November 30.
2 From March 31, 1995 (commencement of initial offering) to January 31, 1996. 3 Annualized.

                                                         Year Ended    Ten Months Ended
                                                        November 30,     November 30,       Year Ended January 31,
 General Government Securities Money Market Fund            1998             1997(1)         1997          1996(2)
-------------------------------------------------------------------------------------------------------------------
 Per-Share Data ($)
 Net asset value, beginning of period                       1.00             1.00           1.00          1.00
 Investment operations: Investment income-- net             .046             .038           .045          .042
 Distributions:         Dividends from investment
                        income-- net                       (.046)           (.038)         (.045)        (.042)
 Net asset value, end of period                             1.00             1.00           1.00          1.00
 Total return (%)                                           4.66             4.69(3)        4.58          5.04(3)
-------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratio of expenses to average net assets (%)                 .97             1.00(3)        1.00          1.00(3)
 Ratio of net investment income to average net assets (%)   4.55             4.60(3)        4.48          5.01(3)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                               .05              .05(3)         .08           .10(3)

-------------------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                   645,984          364,845         90,175            58
-------------------------------------------------------------------------------------------------------------------

1 The fund changed its fiscal year end from January 31 to November 30.
2 From March 31, 1995 (commencement of initial offering) to January 31, 1996. 3 Annualized.


                                                        Financial Highlights  15


                                                                               Year Ended November 30,
 General Municipal Money Market Fund                              1998           1997          1996       1995(1)
----------------------------------------------------------------------------------------------------------------
 Per-Share Data ($)
 Net asset value, beginning of period                               1.00          1.00          1.00       1.00
 Investment operations: Investment income-- net                     .026          .028          .027       .020
 Distributions:         Dividends from investment income-- net     (.026)        (.028)        (.027)     (.020)
 Net asset value, end of period                                     1.00          1.00          1.00       1.00
 Total return (%)                                                   2.64          2.86          2.70       3.01(2)

----------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratio of expenses to average net assets (%)                        .96           .95           .85        1.10(2)
 Ratio of net investment income to average net assets (%)          2.59          2.87          2.65        2.83(2)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                      .09           .16           .29         .09(2)

----------------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                          377,636       263,008        17,491       3,024
----------------------------------------------------------------------------------------------------------------

1 From March 31, 1995 (commencement of initial offering) to November 30, 1995. 2 Annualized.


                                                         Year Ended    Four Months Ended
                                                        November 30,     November 30,         Year Ended July 31,
 General California Municipal Money Market Fund             1998             1997(1)         1997          1996(2)
-------------------------------------------------------------------------------------------------------------------
 Per-Share Data ($)
 Net asset value, beginning of period                       1.00             1.00           1.00          1.00
 Investment operations: Investment income-- net             .024             .009           .026          .025
 Distributions:         Dividends from investment
                        income-- net                       (.024)           (.009)         (.026)        (.025)
 Net asset value, end of period                             1.00             1.00           1.00          1.00
 Total return (%)                                           2.39             2.57(3)        2.61          2.56
-------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratio of expenses to average net assets (%)                1.00             1.00(3)        1.00          1.00
 Ratio of net investment income to average net assets (%)   2.34             2.62(3)        2.52          2.45

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                               .07              .13(3)         .07           .08

-------------------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                     8,760            2,669            928          5,475
-------------------------------------------------------------------------------------------------------------------

1 The fund changed its fiscal year end from July 31 to November 30.
2 From August 1, 1995 (commencement of initial offering) to July 31, 1996. 3 Annualized.



                                                                                         Period Ended November 30,

 General Minnesota Municipal Money Market Fund                                                     1998(1)
-------------------------------------------------------------------------------------------------------------------
 Per-Share Data ($)
 Net asset value, beginning of period                                                              1.00
 Investment operations: Investment income-- net                                                    .013
 Distributions:         Dividends from investment income-- net                                    (.013)
 Net asset value, end of period                                                                    1.00
 Total return (%)                                                                                  2.67(2)
-------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratio of expenses to average net assets (%)                                                        .80(2)
 Ratio of net investment income to average net assets (%)                                          2.63(2)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                                                      .87(2)

-------------------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                                                           28,160
-------------------------------------------------------------------------------------------------------------------

1 From June 1, 1998 (commencement of operations) to November 30, 1998. 2 Annualized.



                                                                                 Year Ended November 30,
 General New York Municipal Money Market Fund                              1998      1997      1996      1995(1)
-------------------------------------------------------------------------------------------------------------------
 Per-Share Data ($)
 Net asset value, beginning of period                                      1.00      1.00      1.00      1.00
 Investment operations: Investment income-- net                            .024      .027      .025      .006
 Distributions:         Dividends from investment income-- net            (.024)    (.027)    (.025)    (.006)
 Net asset value, end of period                                            1.00      1.00      1.00      1.00
 Total return (%)                                                          2.47      2.68      2.55      2.82(2)
-------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratio of expenses to average net assets (%)                                .98       .95       .95      1.04(2)
 Ratio of net investment income to average net assets (%)                  2.44      2.64      2.47      3.64(2)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                              .08       .08       .16        --

-------------------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                                   46,997    42,169    36,199        --
-------------------------------------------------------------------------------------------------------------------

1 From September 8, 1995 (commencement of initial offering) to November 30,
  1995.
2 Annualized.
-------------------------------------------------------------------------------------------------------------------

                                                        Financial Highlights  17

Your Investment

ACCOUNT POLICIES

BUYING SHARES

GENERAL FUNDS are designed primarily for people who are investing through a third party such as a bank, broker-dealer or financial adviser. Third parties with whom you open a fund account may impose policies and charge transaction fees and may set minimum investment limitations on buying or selling shares. Consult a representative of your financial institution for more information.


YOUR PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated twice a day, at 5 p.m. and 8 p.m. Eastern time for the taxable money market funds and 12 noon and 8 p.m. Eastern time for the municipal money market funds, every day the New York Stock Exchange or the fund's transfer agent is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost.

IF YOUR PAYMENTS ARE RECEIVED in or converted into Federal Funds by 12 noon, you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 12 noon, you will begin to accrue dividends on the following business day. Qualified institutions may telephone orders to buy shares. If such an order is made by 5 p.m. for the taxable money market funds or 12 noon for the municipal money market funds, and Federal Funds are received by 6 p.m. or 4 p.m., respectively, the shares will be purchased at the NAV determined at 5 p.m. or 12 noon, as the case may be, and will receive the dividend declared that day. If such an order is made after 5 p.m. for the taxable money market funds or 12 noon for the municipal money market funds, but by 8 p.m., and Federal Funds are received by 11 a.m. the next business day, the shares will be purchased at the NAV determined at 8 p.m. and will begin to accrue dividends on the next business day. All times are Eastern time.

BECAUSE THE MUNICIPAL MONEY MARKET FUNDS seek tax-exempt income, they are not recommended for purchase in IRAs or other qualified retirement plans.



Retirement plans


A variety of retirement plans are offered for the taxable money market funds, including traditional, rollover, Roth and Education IRAs. In addition, SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts are also available. Please call your financial representative for information.

SELLING SHARES

YOU MAY SELL (REDEEM) SHARES AT ANY TIME through your financial representative. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity.

BEFORE SELLING OR WRITING A CHECK for recently purchased shares, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.


GENERAL POLICIES

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify that the order is from a representative of your financial institution.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)
* refuse any purchase or exchange request in excess of 1% of the fund's total assets
* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions


* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).


DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Your dividends and distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments or withdrawals.

DIVIDENDS AND DISTRIBUTIONS PAID by the taxable money market funds are taxable to U.S. shareholders as ordinary income (unless your investment is in an IRA or other tax-advantaged account).

EACH MUNICIPAL MONEY MARKET FUND anticipates that, under normal market conditions, virtually all of its income dividends will be exempt from federal and, as to California Municipal Money Market Fund, California, as to Minnesota Municipal Money Market Fund, Minnesota, and as to New York Municipal Money Market Fund, New York state and New York city, personal income taxes. However, any dividends and distributions from taxable investments are taxable as ordinary income.

The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Concepts to understand

DIVIDENDS: income or interest paid by the investments in a fund's portfolio, net of expenses, passed on to fund shareholders.

DISTRIBUTIONS: income, net of expenses passed on to fund shareholders. These are calculated on a per-share basis: each share earns the same rate of return, so the more fund shares you own, the higher your distribution.

SECURITIES GAINS: distributions derived from the profits the fund earns when it sells securities for a higher price than it paid for them.


                                                             Your Investment  19

NOTES

NOTES

For More Information



General Money Market Fund
--------------------
SEC file number:  811-3207

General Government Securities
Money Market Fund
--------------------
SEC file number:  811-3456

General Municipal Money Market Fund
--------------------
SEC file number:  811-3481

General California Municipal
Money Market Fund
--------------------
SEC file number:  811-4871

General Minnesota Municipal
Money Market Fund
--------------------
SEC file number:  811-3481

General New York Municipal
Money Market Fund
--------------------
SEC file number:  811-4870


More information on each fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT

Describes the fund's performance, and lists portfolio holdings.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).


To obtain information:


BY TELEPHONE

Call your First Albany Financial Consultant or 1-800-462-6242

BY MAIL  Write to:

First Albany Corporation
30 South Pearl Street
P.O. Box 52
Albany, NY 12201-0052


http://www.clientservice@FAC.com

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.


(C) 1999, Dreyfus Service Corporation                              GEN/P0499B-FA

General
Money Market
Funds



GENERAL MONEY MARKET FUND

GENERAL GOVERNMENT SECURITIES
MONEY MARKET FUND

GENERAL MUNICIPAL MONEY MARKET FUND


Investing in high quality, short-term securities for current income, safety of principal and liquidity


PROSPECTUS April 1, 1999


CLASS B SHARES



John G. Kinnard & Co.



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

The Funds
--------------------------------------------------------------------------------

Introduction                                1

General Money Market Fund                   2

General Government Securities
Money Market Fund                           4

General Municipal
Money Market Fund                           6



Management                                  8


Financial Highlights                        9


Your Investment
--------------------------------------------------------------------------------

Account Policies                           11


Distributions and Taxes                    12



For More Information
--------------------------------------------------------------------------------

More information on each fund can be found in the fund's current annual/semiannual report. See back cover.


THE FUNDS

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider three investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second highest credit rating.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

* maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

* invest only in high quality dollar-denominated obligations

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.


                                                                    The Funds  1

                                                       General Money Market Fund
                                                                     -----------

                                                            Ticker Symbol: GMBXX


GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including the following:

* securities issued or guaranteed by the U.S. government or its agencies
* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches
* repurchase agreements
* asset-backed securities
* domestic and dollar-denominated foreign com mercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest
* dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop
* any of the fund's holdings could have its credit rating downgraded or could default
* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry
* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest

PAST PERFORMANCE

The two tables below show the fund's annual returns and long-term performance for Class B. The first table shows you how the fund's performance has varied from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

--------------------------------------------------------------------------------
Year-by-year total return as of 12/31 each year (%)

                                          4.68  4.84  4.73
  89    90    91    92    93    94    95    96    97    98

Best Quarter:         Q4 '97             +1.22%


Worst Quarter:        Q4 '98             +1.09%

The fund's 7-day yield on 12/31/98 was 4.25%. For the fund's current yield, call toll-free 1-800-645-6561.


--------------------------------------------------------------------------------

Average annual total return as of 12/31/98

                                        Inception
      1 Year                            (3/31/95)
--------------------------------------------------------------------------------
      4.73%                               4.84%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.


--------------------------------------------------------------------------------
Fee table

Annual fund operating expenses
% of average daily net assets
Management fees                              0.50%
Rule 12b-1 fee                               0.20%
Shareholder services fee                     0.25%
Other expenses                               0.11%
--------------------------------------------------------------------------------
Total                                        1.06%

--------------------------------------------------------------------------------
Expense example

 1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
$108           $337           $585          $1,294

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

CONCEPTS TO UNDERSTAND

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 1998, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.06% to 1.00%. This undertaking is voluntary and may be terminated at any time.


RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                                   General Money Market Fund  3

                                                  General Government Securities
                                                              Money Market Fund
                                                                    -----------

         Ticker Symbol: GSBXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and repurchase agreements in respect of these securities.



MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

PAST PERFORMANCE

The two tables below show the fund's annual returns and long-term performance for Class B. The first table shows you how the fund's performance has varied from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.


--------------------------------------------------------------------------------
Year-by-year total return as of 12/31 each year (%)

                                          4.60  4.69  4.61
  89    90    91    92    93    94    95    96    97    98

Best Quarter:         Q4 '97             +1.18%


Worst Quarter:        Q4 '98             +1.06%

The fund's 7-day yield on 12/31/98 was 4.08%. For the fund's current yield, call toll-free 1-800-645-6561.

--------------------------------------------------------------------------------

Average annual total return as of 12/31/98

                                        Inception
      1 Year                            (3/31/95)
--------------------------------------------------------------------------------
      4.61%                               4.72%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.


--------------------------------------------------------------------------------
Fee table

Annual fund operating expenses
% of average daily net assets
Management fees                              0.50%
Rule 12b-1 fee                               0.20%
Shareholder services fee                     0.25%
Other expenses                               0.07%
--------------------------------------------------------------------------------
Total                                        1.02%

--------------------------------------------------------------------------------
Expense example

 1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
$104           $325           $563          $1,248

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

CONCEPTS TO UNDERSTAND

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 1998, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.02% to 0.97%. This undertaking is voluntary and may be terminated at any time.


RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                             General Government Securities Money Market Fund  5

                                             General Municipal Money Market Fund
                                                                  -----------

                                                         Ticker Symbol: GBMXX


GOAL/APPROACH

The fund seeks to maximize current income exempt from federal personal income tax, as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all net assets in municipal obligations, the interest from which is exempt from federal personal income tax. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments. Municipal obligations are typically divided into two types:

* general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power
* revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop
* any of the fund's holdings could have its credit rating downgraded or could default

Although the fund's objective is to generate income exempt from federal income tax, interest from some of its holdings may be subject to the alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments.

PAST PERFORMANCE

The two tables below show the fund's annual returns and long-term performance for Class B. The first table shows you how the fund's performance has varied from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

--------------------------------------------------------------------------------
Year-by-year total return as of 12/31 each year (%)

                                          2.66  2.86  2.60
  89    90    91    92    93    94    95    96    97    98

Best Quarter:         Q2 '97             +0.76%


Worst Quarter:        Q4 '98             +0.61%


The fund's 7-day yield on 12/31/98 was 2.83%. For the fund's current yield, call toll-free 1-800-645-6561.


--------------------------------------------------------------------------------
Average annual total return as of 12/31/98

                                        Inception
      1 Year                            (3/31/95)
--------------------------------------------------------------------------------
      2.60%                               2.77%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.


--------------------------------------------------------------------------------
Fee table

Annual fund operating expenses
% of average daily net assets
Management fees                               0.50%
Rule 12b-1 fee                                0.20%
Shareholder services fee                      0.25%
Other expenses                                0.10%
--------------------------------------------------------------------------------
Total                                         1.05%


--------------------------------------------------------------------------------
Expense example

 1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
$107           $334           $579          $1,283

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

CONCEPTS TO UNDERSTAND

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 1998, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.05% to 0.96%. This undertaking is voluntary and may be terminated at any time.


RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


                                          General Municipal Money Market Fund  7

MANAGEMENT

The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $121 billion in more than 160 mutual fund portfolios. Dreyfus is the primary mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $389 billion of assets under management and $1.9 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank manager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.

MANAGEMENT PHILOSOPHY

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

CONCEPTS TO UNDERSTAND

YEAR 2000 ISSUES: these funds could be adversely affected if the computer systems used by Dreyfus and the funds' other service providers do not properly process and calculate date-related information from and after January 1, 2000.


Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which these funds invest may be adversely affected by year 2000-related problems. This could have an impact on the value of a fund's investments and its share price.

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund's Class B shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.


                                                         Year Ended    Ten Months Ended
                                                        November 30,     November 30,     Year Ended January 31,
 General Money Market Fund                                  1998             1997 (1)       1997          1996 (2)
----------------------------------------------------------------------------------------------------------------------------------
 Per-Share Data ($)
 Net asset value, beginning of period                       1.00             1.00           1.00          1.00
 Investment operations: Investment income-- net             .047             .039           .046          .043
 Distributions:         Dividends from investment
                        income--net                        (.047)           (.039)         (.046)        (.043)
 Net asset value, end of period                             1.00             1.00           1.00          1.00
 Total return (%)                                           4.78             4.83 (3)       4.65          5.18 (3)
----------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratio of expenses to average net assets (%)                1.00             1.00 (3)       1.00          1.00 (3)
 Ratio of net investment income to average net assets (%)   4.66             4.78 (3)       4.56          5.00 (3)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                               .06              .05 (3)        .07           .07 (3)

----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                 2,427,332        1,231,132        369,205        50,446
----------------------------------------------------------------------------------------------------------------------------------

1 The fund changed its fiscal year end from January 31 to November 30.
2 From March 31, 1995 (commencement of initial offering) to January 31, 1996. 3 Annualized.


                                                         Year Ended    Ten Months Ended
                                                        November 30,     November 30,     Year Ended January 31,
 General Government Securities Money Market Fund            1998             1997 (1)       1997          1996 (2)
----------------------------------------------------------------------------------------------------------------------------------
 Per-Share Data ($)
 Net asset value, beginning of period                       1.00             1.00           1.00          1.00
 Investment operations: Investment income-- net             .046             .038           .045          .042
 Distributions:         Dividends from investment
                        income--net                        (.046)           (.038)         (.045)        (.042)
 Net asset value, end of period                             1.00             1.00           1.00          1.00
 Total return (%)                                           4.66             4.69 (3)       4.58          5.04 (3)
----------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratio of expenses to average net assets (%)                 .97             1.00 (3)       1.00          1.00 (3)
 Ratio of net investment income to average net assets (%)   4.55             4.60 (3)       4.48          5.01 (3)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                               .05              .05 (3)        .08           .10 (3)

----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                   645,984          364,845         90,175            58
----------------------------------------------------------------------------------------------------------------------------------

1 The fund changed its fiscal year end from January 31 to November 30.
2 From March 31, 1995 (commencement of initial offering) to January 31, 1996. 3 Annualized.


                                                        Financial Highlights  9


                                                                               Year Ended November 30,
 General Municipal Money Market Fund                              1998           1997          1996          1995 (1)
----------------------------------------------------------------------------------------------------------------------------------
 Per-Share Data ($)
 Net asset value, beginning of period                               1.00          1.00          1.00          1.00
 Investment operations: Investment income-- net                     .026          .028          .027          .020
 Distributions:         Dividends from investment income-- net     (.026)        (.028)        (.027)        (.020)
 Net asset value, end of period                                     1.00          1.00          1.00          1.00
 Total return (%)                                                   2.64          2.86          2.70          3.01 (2)
----------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratio of expenses to average net assets (%)                         .96           .95           .85          1.10 (2)
 Ratio of net investment income to average net assets (%)           2.59          2.87          2.65          2.83 (2)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                       .09           .16           .29           .09 (2)

----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                           377,636       263,008        17,491         3,024
----------------------------------------------------------------------------------------------------------------------------------

1 From March 31, 1995 (commencement of initial offering) to November 30, 1995. 2 Annualized.

YOUR INVESTMENT

ACCOUNT POLICIES

BUYING SHARES

GENERAL FUNDS are designed primarily for people who are investing through a third party such as a bank, broker-dealer or financial adviser. Third parties with whom you open a fund account may impose policies and charge transaction fees and may set minimum investment limitations on buying or selling shares. Consult a representative of your financial institution for more information.


YOUR PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated twice a day, at 5 p.m. and 8 p.m. Eastern time for the taxable money market funds and 12 noon and 8 p.m. Eastern time for the municipal money market fund, every day the New York Stock Exchange or the fund's transfer agent is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost.

IF YOUR PAYMENTS ARE RECEIVED in or converted into Federal Funds by 12 noon, you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 12 noon, you will begin to accrue dividends on the following business day. Qualified institutions may telephone orders to buy shares. If such an order is made by 5 p.m. for the taxable money market funds or 12 noon for the municipal money market fund, and Federal Funds are received by 6 p.m. or 4 p.m., respectively, the shares will be purchased at the NAV determined at 5 p.m. or 12 noon, as the case may be, and will receive the dividend declared that day. If such an order is made after 5 p.m. for the taxable money market funds or 12 noon for the municipal money market fund, but by 8 p.m., and Federal Funds are received by 11 a.m. the next business day, the shares will be purchased at the NAV determined at 8 p.m. and will begin to accrue dividends on the next business day. All times are Eastern time.

BECAUSE THE MUNICIPAL MONEY MARKET FUND seeks tax-exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans.




RETIREMENT PLANS


A variety of retirement plans are offered for the taxable money market funds, including traditional, rollover, Roth and Education IRAs. In addition, SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts are also available. Please call your financial representative for information.

                                                            Your Investment  11

SELLING SHARES

YOU MAY SELL (REDEEM) SHARES AT ANY TIME through your financial representative. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity.

BEFORE SELLING OR WRITING A CHECK for recently purchased shares, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.


GENERAL POLICIES

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify that the order is from a representative of your financial institution.

Each fund reserves the right to:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions


* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).


DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Your dividends and distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments or withdrawals.

DIVIDENDS AND DISTRIBUTIONS PAID by the taxable money market funds are taxable to U.S. shareholders as ordinary income (unless your investment is in an IRA or other tax-advantaged account).

THE MUNICIPAL MONEY MARKET FUND anticipates that, under normal market conditions, virtually all of its income dividends will be exempt from federal income taxes. However, any dividends and distributions from taxable investments are taxable as ordinary income.

The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences. *12

CONCEPTS TO UNDERSTAND

DIVIDENDS: income or interest paid by the investments in a fund's portfolio, net of expenses, passed on to fund shareholders.

DISTRIBUTIONS: income, net of expenses passed on to fund shareholders. These are calculated on a per-share basis: each share earns the same rate of return, so the more fund shares you own, the higher your distribution.

SECURITIES GAINS: distributions derived from the profits the fund earns when it sells securities for a higher price than it paid for them.

NOTES
                                                                             13

FOR MORE INFORMATION




GENERAL MONEY MARKET FUND
--------------------------
SEC FILE NUMBER:  811-3207

GENERAL GOVERNMENT SECURITIES
MONEY MARKET FUND
-----------------------------
SEC FILE NUMBER:  811-3456

GENERAL MUNICIPAL MONEY MARKET FUND
-----------------------------------
SEC FILE NUMBER:  811-3481



More information on each fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT

Describes the fund's performance, and lists portfolio holdings.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE

Call your John G. Kinnard Investment Executive or
1-800-444-7884 or 612-370-2559

BY MAIL  Write to:

John G. Kinnard & Co. Incorporated
920 Second Avenue South
Minneapolis, MN 55402

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.


(C) 1999, Dreyfus Service Corporation                            GMM/P0499B-JGK

General
Money Market
Funds



GENERAL MONEY MARKET FUND

GENERAL GOVERNMENT SECURITIES
MONEY MARKET FUND

GENERAL MUNICIPAL MONEY MARKET FUND

GENERAL CALIFORNIA MUNICIPAL
MONEY MARKET FUND

GENERAL MINNESOTA MUNICIPAL
MONEY MARKET FUND

GENERAL NEW YORK MUNICIPAL
MONEY MARKET FUND


Investing in high quality, short-term securities for current income, safety of principal and liquidity


PROSPECTUS April 1, 1999


CLASS B SHARES



                              Stifel, Nicolaus
                           & Company, Incorporated



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

The Funds
------------------------------------------------

Introduction                                1

General Money Market Fund                   2

General Government Securities
Money Market Fund                           4

General Municipal
Money Market Fund                           6

General California Municipal
Money Market Fund                           8

General Minnesota Municipal
Money Market Fund                          10

General New York Municipal
Money Market Fund                          12

Management                                 14

Financial Highlights                       15


Your Investment
------------------------------------------------

Account Policies                           18

Distributions and Taxes                    19



For More Information
------------------------------------------------

More information on each fund can be found in the fund's current annual/semiannual report.
See back cover.

THE FUNDS

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider six investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second highest credit rating.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.


Concepts to understand
-------------------------------------------------------------------------------

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

* maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

* invest only in high quality dollar-denominated obligations

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

                                                                   The Funds  1

                                                   General Money Market Fund
                                                       ---------------------

                                                        Ticker Symbol: GMBXX


GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including the following:

*  securities issued or guaranteed by the U.S. government or its agencies
* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches
*  repurchase agreements
*  asset-backed securities
* domestic and dollar-denominated foreign com mercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest
* dollar-denominated obligations issued or guar anteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.


MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop
* any of the fund's holdings could have its credit rating downgraded or could default
* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry
* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest

PAST PERFORMANCE

The two tables below show the fund's annual returns and long-term performance for Class B. The first table shows you how the fund's performance has varied from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

------------------------------------------------------------------------------
Year-by-year total return as of 12/31 each year (%)

                                          4.68  4.84  4.73
  89    90    91    92    93    94    95    96    97    98

Best Quarter:         Q4 '97             +1.22%


Worst Quarter:        Q4 '98             +1.09%

The fund's 7-day yield on 12/31/98 was 4.25%. For the fund's current yield, call toll-free 1-800-645-6561.

------------------------------------------------------------------------------

Average annual total return as of 12/31/98

                                        Inception
      1 Year                            (3/31/95)
------------------------------------------------------------------------------
      4.73%                               4.84%

What this fund is -- and isn't
------------------------------------------------------------------------------

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.


------------------------------------------------------------------------------
Fee table

Annual fund operating expenses
% of average daily net assets

Management fees                              0.50%
Rule 12b-1 fee                               0.20%
Shareholder services fee                     0.25%
Other expenses                               0.11%
------------------------------------------------------------------------------
Total                                        1.06%


------------------------------------------------------------------------------
Expense example

 1 Year        3 Years        5 Years       10 Years
------------------------------------------------------------------------------
$108           $337           $585          $1,294

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.


Concepts to understand
------------------------------------------------------------------------------

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 1998, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.06% to 1.00%. This undertaking is voluntary and may be terminated at any time.


RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


                                              General Government Securities  3

                                                 General Government Securities
                                                             Money Market Fund
                                                         ---------------------

                                                          Ticker Symbol: GSBXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and repurchase agreements in respect of these securities.


MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

Past Performance

The two tables below show the fund's annual returns and long-term performance for Class B. The first table shows you how the fund's performance has varied from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

------------------------------------------------------------------------------
Year-by-year total return as of 12/31 each year (%)

                                          4.60  4.69  4.61
  89    90    91    92    93    94    95    96    97    98

Best Quarter:         Q4 '97             +1.18%


Worst Quarter:        Q4 '98             +1.06%

The fund's 7-day yield on 12/31/98 was 4.08%. For the fund's current yield, call toll-free 1-800-645-6561.

------------------------------------------------------------------------------

Average annual total return as of 12/31/98

                                        Inception
      1 Year                            (3/31/95)
------------------------------------------------------------------------------
      4.61%                               4.72%


What this fund is -- and isn't
------------------------------------------------------------------------------

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.


------------------------------------------------------------------------------
Fee table

Annual fund operating expenses
% of average daily net assets

Management fees                              0.50%
Rule 12b-1 fee                               0.20%
Shareholder services fee                     0.25%
Other expenses                               0.07%
------------------------------------------------------------------------------
Total                                        1.02%

------------------------------------------------------------------------------
Expense example

 1 Year        3 Years        5 Years       10 Years
------------------------------------------------------------------------------
$104           $325           $563          $1,248

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.


Concepts to understand
------------------------------------------------------------------------------

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 1998, Dreyfus assumed certain fund expenses pursuant to an undertaking, including total expenses from 1.02% to 0.97%. This undertaking is voluntary and may be terminated at any time.


RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.



                             General Government Securities Money Market Fund  5

                                          General Municipal Money Market Fund
                                                       ----------------------

                                                         Ticker Symbol: GBMXX



GOAL/APPROACH

The fund seeks to maximize current income exempt from federal personal income tax, as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all net assets in municipal obligations, the interest from which is exempt from federal personal income tax. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments. Municipal obligations are typically divided into two types:

* general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power

* revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls


MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

Although the fund's objective is to generate income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments.

PAST PERFORMANCE

The two tables below show the fund's annual returns and long-term performance for Class B. The first table shows you how the fund's performance has varied from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

------------------------------------------------------------------------------
Year-by-year total return as of 12/31 each year (%)

                                          2.66  2.86  2.60
  89    90    91    92    93    94    95    96    97    98


Best Quarter:         Q2 '97             +0.76%


Worst Quarter:        Q4 '98             +0.61%


The fund's 7-day yield on 12/31/98 was 2.83%. For the fund's current yield, call toll-free 1-800-645-6561.


------------------------------------------------------------------------------
Average annual total return as of 12/31/98

                                        Inception
      1 Year                            (3/31/95)
------------------------------------------------------------------------------
      2.60%                               2.77%


What this fund is -- and isn't
------------------------------------------------------------------------------

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.


------------------------------------------------------------------------------
Fee table

Annual fund operating expenses
% of average daily net assets

Management fees                               0.50%
Rule 12b-1 fee                                0.20%
Shareholder services fee                      0.25%
Other expenses                                0.10%
------------------------------------------------------------------------------
Total                                         1.05%

------------------------------------------------------------------------------
Expense example

 1 Year        3 Years        5 Years       10 Years
------------------------------------------------------------------------------
$107           $334           $579          $1,283

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.


Concepts to understand
------------------------------------------------------------------------------

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 1998, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.05% to 0.96%. This undertaking is voluntary and may be terminated at any time.


RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.



                                         General Municipal Money Market Fund  7

                                                 General California Municipal
                                                            Money Market Fund
                                                        ---------------------

                                                         Ticker Symbol: GENXX


GOAL/APPROACH

The fund seeks to maximize current income exempt from federal and California state personal income taxes, as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all net assets in municipal obligations, the interest from which is exempt from federal and California state personal income taxes. When the portfolio manager believes that acceptable California municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to California state income tax, but are free from federal income tax. Municipal obligations are typically divided into two types:

* general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power

* revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* California's economy and revenues underlying municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Although the fund's objective is to generate income exempt from federal and California state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable bonds and/or municipal bonds that are exempt only from federal personal income taxes.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.

PAST PERFORMANCE

The two tables below show the fund's annual returns and long-term performance for Class B. The first table shows you how the fund's performance has varied from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

------------------------------------------------------------------------------
Year-by-year total return as of 12/31 each year (%)

                                          2.48  2.62  2.34
  89    90    91    92    93    94    95    96    97    98


Best Quarter:         Q2 '97             +0.71%


Worst Quarter:        Q3 '98             +0.53%

The fund's 7-day yield on 12/31/98 was 2.59%. For the fund's current yield, call toll-free 1-800-645-6561.

------------------------------------------------------------------------------

Average annual total return as of 12/31/98

                                        Inception
      1 Year                            (8/1/95)
------------------------------------------------------------------------------
      2.34%                               2.52%


What this fund is -- and isn't
------------------------------------------------------------------------------

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.


------------------------------------------------------------------------------
Fee table

Annual fund operating expenses
% of average daily net assets

Management fees                               0.50%
Rule 12b-1 fee                                0.20%
Shareholder services fee                      0.25%
Other expenses                                0.12%
------------------------------------------------------------------------------
Total                                         1.07%

------------------------------------------------------------------------------
Expense example

 1 Year        3 Years        5 Years       10 Years
------------------------------------------------------------------------------
$109           $340           $590          $1,306

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand
------------------------------------------------------------------------------

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 1998, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.07% to 1.00%. This undertaking is voluntary and may be terminated at any time.


RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


                              General California Municipal Money Market Fund  9

                                                  General Minnesota Municipal
                                                  Money Market Fund
                                                  ---------------------------
                                                         Ticker Symbol: GMNXX


GOAL/APPROACH

The fund seeks to maximize current income exempt from federal and Minnesota state personal income taxes, as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all net assets in municipal obligations, the interest from which is exempt from federal and Minnesota state personal income taxes. When the portfolio manager believes that acceptable Minnesota municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to Minnesota state income tax, but are free from federal income tax. Municipal obligations are typically divided into two types:

* general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power

* revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* Minnesota's economy and revenues underlying municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Although the fund's objective is to generate income exempt from federal and Minnesota state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable bonds and/or municipal bonds that are exempt only from federal personal income taxes.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.

PAST PERFORMANCE

Since the fund has less than one calendar year of performance, past performance information is not included. For performance information as of the end of the fund's first fiscal period, please refer to the Statement of Additional Information (SAI).


What this fund is -- and isn't
------------------------------------------------------------------------------

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.


------------------------------------------------------------------------------
Fee table

Annual fund operating expenses
% of average daily net assets

Management fees                               0.50%
Rule 12b-1 fee                                0.20%
Shareholder services fee                      0.25%
Other expenses                                0.72%
------------------------------------------------------------------------------
Total                                         1.67%

------------------------------------------------------------------------------
Expense example

 1 Year        3 Years
------------------------------------------------------------------------------
$170           $526

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.


Concepts to understand
------------------------------------------------------------------------------

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal period ended November 30, 1998, Dreyfus waived its fee and assumed certain other fund expenses pursuant to an undertaking, reducing total expenses from 1.67% to 0.80%. This undertaking is voluntary and may be terminated at any time.


RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and estimated fees to be paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                              General Minnesota Municipal Money Market Fund  11

                                                     General New York Municipal
                                                              Money Market Fund
                                                          ---------------------

                                                           Ticker Symbol: GNYXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal, New York state and New York city personal income taxes, as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all net assets in municipal obligations, the interest from which is exempt from federal, New York state and New York city personal income taxes. When the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to New York state and New York city income taxes, but are free from federal income tax. Municipal obligations are typically divided into two types:

* general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power

* revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls


MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* New York's economy and revenues underlying municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Although the fund's objective is to generate income exempt from federal, New York state and New York city income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable bonds and/or municipal bonds that are exempt only from federal personal income tax.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.

PAST PERFORMANCE

The two tables below show the fund's annual returns and long-term performance for Class B. The first table shows you how the fund's performance has varied from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

------------------------------------------------------------------------------
Year-by-year total return as of 12/31 each year (%)

                                          2.51  2.70  2.42
  89    90    91    92    93    94    95    96    97    98


Best Quarter:         Q2 '97             +0.70%


Worst Quarter:        Q4 '98             +0.55%

The fund's 7-day yield on 12/31/98 was 2.61%. For the fund's current yield, call toll-free 1-800-645-6561.

------------------------------------------------------------------------------

Average annual total return as of 12/31/98

                                        Inception
      1 Year                            (9/8/95)
------------------------------------------------------------------------------
      2.42%                             2.57%


What this fund is-- and isn't
------------------------------------------------------------------------------

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.


------------------------------------------------------------------------------
Fee table

Annual fund operating expenses
% of average daily net assets

Management fees                               0.50%
Rule 12b-1 fee                                0.20%
Shareholder services fee                      0.25%
Other expenses                                0.11%
------------------------------------------------------------------------------
Total                                         1.06%

------------------------------------------------------------------------------
Expense example

 1 Year        3 Years        5 Years       10 Years
------------------------------------------------------------------------------
$108           $337           $585          $1,294

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand
------------------------------------------------------------------------------

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 1998, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.06% to 0.98%. This undertaking is voluntary and may be terminated at any time.


RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


                               General New York Municipal Money Market Fund  13

MANAGEMENT

The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $121 billion in more than 160 mutual fund portfolios. Dreyfus is the primary mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $389 billion of assets under management and $1.9 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank manager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.


Management philosophy

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Concepts to understand
------------------------------------------------------------------------------

YEAR 2000 ISSUES: these funds could be adversely affected if the computer systems used by Dreyfus and the funds' other service providers do not properly process and calculate date-related information from and after January 1, 2000.


Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which these funds invest may be adversely affected by year 2000-related problems. This could have an impact on the value of a fund's investments and its share price.

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund's Class B shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.

---------------------------------------------------------------------------------------------------------------------
                                                             Year Ended    Ten Months Ended
                                                            November 30,     November 30,     Year Ended January 31,
 General Money Market Fund                                      1998             1997(1)        1997          1996(2)
---------------------------------------------------------------------------------------------------------------------
 Per-Share Data ($)
 Net asset value, beginning of period                           1.00             1.00           1.00          1.00
 Investment operations: Investment income-- net                 .047             .039           .046          .043
 Distributions:         Dividends from investment income--net  (.047)           (.039)         (.046)        (.043)
 Net asset value, end of period                                 1.00             1.00           1.00          1.00
 Total return (%)                                               4.78             4.83(3)        4.65          5.18(3)
---------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratio of expenses to average net assets (%)                   1.00              1.00(3)        1.00          1.00(3)
 Ratio of net investment income to average net assets (%)      4.66              4.78(3)        4.56          5.00(3)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                  .06               .05(3)         .07           .07(3)

---------------------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                    2,427,332         1,231,132        369,205        50,446
---------------------------------------------------------------------------------------------------------------------

1 The fund changed its fiscal year end from January 31 to November 30.
2 From `March 31, 1995 (commencement of initial offering) to January 31, 1996. 3 Annualized.

---------------------------------------------------------------------------------------------------------------------
                                                            Year Ended    Ten Months Ended
                                                            November 30,     November 30,     Year Ended January 31,
 General Government Securities Money Market Fund                1998             1997(1)         1997        1996(2)
-------------------------------------------------------------------------------------------------------------------
Per-Share Data ($)
 Net asset value, beginning of period                           1.00             1.00           1.00         1.00
 Investment operations: Investment income-- net                 .046             .038           .045         .042
 Distributions:         Dividends from investment income--net  (.046)           (.038)         (.045)       (.042)
 Net asset value, end of period                                 1.00             1.00           1.00         1.00
 Total return (%)                                               4.66             4.69(3)        4.58         5.04(3)
-------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratio of expenses to average net assets (%)                     .97             1.00(3)        1.00         1.00(3)
 Ratio of net investment income to average net assets (%)       4.55             4.60(3)        4.48         5.01(3)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                   .05              .05(3)         .08          .10

-------------------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                       645,984          364,845         90,175           58
-------------------------------------------------------------------------------------------------------------------

1 The fund changed its fiscal year end from January 31 to November 30.
2 From March 31, 1995 (commencement of initial offering) to January 31, 1996. 3 Annualized.

                                                       Financial Highlights  15

---------------------------------------------------------------------------------------------------------------------
                                                                               Year Ended November 30,
 General Municipal Money Market Fund                            1998             1997           1996          1995(1)
---------------------------------------------------------------------------------------------------------------------
Per-Share Data ($)
 Net asset value, beginning of period                           1.00             1.00           1.00          1.00
 Investment operations: Investment income-- net                 .026             .028           .027          .020
 Distributions:         Dividends from investment income--net  (.026)           (.028)         (.027)        (.020)
 Net asset value, end of period                                 1.00             1.00           1.00          1.00
 Total return (%)                                               2.64             2.86           2.70          3.01(2)
---------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratio of expenses to average net assets (%)                     .96              .95            .85          1.10(2)
 Ratio of net investment income to average net assets (%)       2.59             2.87           2.65          2.83(2)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                   .09              .16            .29           .09(2)

---------------------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                       377,636          263,008         17,491          3,024
---------------------------------------------------------------------------------------------------------------------

1 From March 31, 1995 (commencement of initial offering) to November 30, 1995. 2 Annualized.

---------------------------------------------------------------------------------------------------------------------
                                                            Year Ended    Four Months Ended
                                                           November 30,     November 30,       Year Ended July 31,
 General California Municipal Money Market Fund                1998             1997(1)         1997          1996(2)
---------------------------------------------------------------------------------------------------------------------
 Per-Share Data ($)
 Net asset value, beginning of period                           1.00             1.00           1.00          1.00
 Investment operations: Investment income-- net                 .024             .009           .026          .025
 Distributions:         Dividends from investment income--net  (.024)           (.009)         (.026)        (.025)
 Net asset value, end of period                                 1.00             1.00           1.00          1.00
 Total return (%)                                               2.39             2.57(3)        2.61          2.56
---------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratio of expenses to average net assets (%)                    1.00             1.00(3)        1.00          1.00
 Ratio of net investment income to average net assets (%)       2.34             2.62(3)        2.52          2.45

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                   .07              .13(3)         .07           .08

---------------------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                         8,760            2,669            928         5,475
---------------------------------------------------------------------------------------------------------------------

1 The fund changed its fiscal year end from July 31 to November 30.
2 From August 1, 1995 (commencement of initial offering) to July 31, 1996. 3 Annualized.

---------------------------------------------------------------------------------------------------------------------

                                                                                    Period Ended November 30,

 General Minnesota Municipal Money Market Fund                                                1998(1)
---------------------------------------------------------------------------------------------------------------------
 Per-Share Data ($)
 Net asset value, beginning of period                                                         1.00
 Investment operations: Investment income-- net                                               .013
 Distributions:         Dividends from investment income-- net                               (.013)
 Net asset value, end of period                                                               1.00
 Total return (%)                                                                             2.67(2)
---------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratio of expenses to average net assets (%)                                                   .80(2)
 Ratio of net investment income to average net assets (%                                      2.63(2)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                                                 .87(2)

---------------------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                                                      28,160
---------------------------------------------------------------------------------------------------------------------

1 From June 1, 1998 (commencement of operations) to November 30, 1998. 2 Annualized.


---------------------------------------------------------------------------------------------------------------------
                                                                                  Year Ended November 30,
 General New York Municipal Money Market Fund                              1998      1997      1996      1995(1)
---------------------------------------------------------------------------------------------------------------------
 Per-Share Data ($)
 Net asset value, beginning of period                                      1.00      1.00      1.00      1.00
 Investment operations: Investment income-- net                            .024      .027      .025      .006
 Distributions:         Dividends from investment income-- net            (.024)    (.027)    (.025)    (.006)
 Net asset value, end of period                                            1.00      1.00      1.00      1.00
 Total return (%)                                                          2.47      2.68      2.55      2.82(2)
---------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratio of expenses to average net assets (%)                                .98       .95       .95      1.04(2)
 Ratio of net investment income to average net assets (%)                  2.44      2.64      2.47      3.64(2)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                              .08       .08       .16        --

---------------------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                                   46,997    42,169    36,199        --
---------------------------------------------------------------------------------------------------------------------

1 From September 8, 1995 (commencement of initial offering) to November 30, 1995. 2 Annualized.


                                                      Financial Highlights   17

Your Investment

ACCOUNT POLICIES

BUYING SHARES

GENERAL FUNDS are designed primarily for people who are investing through a third party such as a bank, broker-dealer or financial adviser. Third parties with whom you open a fund account may impose policies and charge transaction fees and may set minimum investment limitations on buying or selling shares. Consult a representative of your financial institution for more information.


YOUR PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated twice a day, at 5 p.m. and 8 p.m. Eastern time for the taxable money market funds and 12 noon and 8 p.m. Eastern time for the municipal money market funds, every day the New York Stock Exchange or the fund's transfer agent is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost.

IF YOUR PAYMENTS ARE RECEIVED in or converted into Federal Funds by 12 noon, you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 12 noon, you will begin to accrue dividends on the following business day. Qualified institutions may telephone orders to buy shares. If such an order is made by 5 p.m. for the taxable money market funds or 12 noon for the municipal money market funds, and Federal Funds are received by 6 p.m. or 4 p.m., respectively, the shares will be purchased at the NAV determined at 5 p.m. or 12 noon, as the case may be, and will receive the dividend declared that day. If such an order is made after 5 p.m. for the taxable money market funds or 12 noon for the municipal money market funds, but by 8 p.m., and Federal Funds are received by 11 a.m. the next business day, the shares will be purchased at the NAV determined at 8 p.m. and will begin to accrue dividends on the next business day. All times are Eastern time.

BECAUSE THE MUNICIPAL MONEY MARKET FUNDS seek tax-exempt income, they are not recommended for purchase in IRAs or other qualified retirement plans.



Retirement plans
------------------------------------------------------------------------------


A variety of retirement plans are offered for the taxable money market funds, including traditional, rollover, Roth and Education IRAs. In addition, SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts are also available. Please call your financial representative for information.

SELLING SHARES

YOU MAY SELL (REDEEM) SHARES AT ANY TIME through your financial representative. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity.

BEFORE SELLING OR WRITING A CHECK for recently purchased shares, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.


GENERAL POLICIES

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify that the order is from a representative of your financial institution.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions


* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).


DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Your dividends and distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments or withdrawals.

DIVIDENDS AND DISTRIBUTIONS PAID by the taxable money market funds are taxable to U.S. shareholders as ordinary income (unless your investment is in an IRA or other tax-advantaged account).

EACH MUNICIPAL MONEY MARKET FUND anticipates that, under normal market conditions, virtually all of its income dividends will be exempt from federal and, as to California Municipal Money Market Fund, California, as to Minnesota Municipal Money Market Fund, Minnesota, and as to New York Municipal Money Market Fund, New York state and New York city, personal income taxes. However, any dividends and distributions from taxable investments are taxable as ordinary income.

The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


Concepts to understand
-------------------------------------------------------------------------------

DIVIDENDS: income or interest paid by the investments in a fund's portfolio, net of expenses, passed on to fund shareholders.

DISTRIBUTIONS: income, net of expenses passed on to fund shareholders. These are calculated on a per-share basis: each share earns the same rate of return, so the more fund shares you own, the higher your distribution.

SECURITIES GAINS: distributions derived from the profits the fund earns when it sells securities for a higher price than it paid for them.


                                                            Your Investment  19

NOTES

NOTES

For More Information

GENERAL MONEY MARKET FUND
--------------------------
SEC FILE NUMBER:  811-3207

GENERAL GOVERNMENT SECURITIES
MONEY MARKET FUND
--------------------------
SEC FILE NUMBER:  811-3456

GENERAL MUNICIPAL MONEY MARKET FUND
--------------------------
SEC FILE NUMBER:  811-3481

GENERAL CALIFORNIA MUNICIPAL
MONEY MARKET FUND
--------------------------
SEC FILE NUMBER:  811-4871

GENERAL MINNESOTA MUNICIPAL
MONEY MARKET FUND
--------------------------
SEC FILE NUMBER:  811-3481

GENERAL NEW YORK MUNICIPAL
MONEY MARKET FUND
--------------------------
SEC FILE NUMBER:  811-4870



To obtain information:
------------------------------------------------------------------------------

BY TELEPHONE

Call your Stifel, Nicolaus & Company Investment Executive or 1-800-679-5446

BY MAIL  Write to:

Stifel, Nicolaus & Company, Incorporated
501 North Broadway
St. Louis, MO 63102


http://www.stifel.com


ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.



More information on each fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT

Describes the fund's performance, and lists portfolio holdings.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).




(C) 1999 Dreyfus Service Corporation                              GEN/P0499B-SN






            GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
                       GENERAL MONEY MARKET FUND, INC.
               GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND
                GENERAL MINNESOTA MUNICIPAL MONEY MARKET FUND
                     GENERAL MUNICIPAL MONEY MARKET FUND
                GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND

                     STATEMENT OF ADDITIONAL INFORMATION
                                APRIL 1, 1999
                         CLASS A AND CLASS B SHARES


     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current combined Prospectus for Class A or Class B shares of General Government Securities Money Market Fund, Inc. (the "Government Money Fund"), General Money Market Fund, Inc. (the "Money Fund"), General California Municipal Money Market Fund (the "California Municipal Fund"), General Minnesota Municipal Money Market Fund (the "Minnesota Municipal Fund"), General Municipal Money Market Fund (the "National Municipal Fund") and General New York Municipal Money Market Fund (the "New York Municipal Fund") (each, a "Fund" and collectively, the "Funds"), dated April 1, 1999, as it may be revised from time to time. To obtain a copy of the Prospectus for Class A or Class B shares of a Fund, please write to a Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call the following numbers:

                    Call Toll Free 1-800-645-6561
                    In New York City -- Call 1-718-895-1396
                    Outside the U.S. -- Call 516-794-5452

     The most recent Annual and Semi-Annual Report to Shareholders of each Fund are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and reports of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information. When requesting a copy of this Statement of Additional Information, you will receive the report(s) for the Fund(s) in which you are a shareholder.

     Each Fund is a separate investment portfolio with operations and results that are unrelated to those of each other Fund. The Minnesota Municipal Fund and the National Municipal Fund are separate series of General Municipal Money Market Funds, Inc. (the "Company"). This combined Statement of Additional Information has been provided for your convenience to provide you with the opportunity to consider six investment choices in one document.

                              TABLE OF CONTENTS

                                                            Page


DESCRIPTION OF THE FUNDS                                      3
MANAGEMENT OF THE FUNDS                                       23
MANAGEMENT ARRANGEMENTS                                       29
HOW TO BUY SHARES                                             33
SERVICE PLAN AND DISTRIBUTION PLAN                            36
SHAREHOLDER SERVICES PLANS                                    38
HOW TO REDEEM SHARES                                          39
SHAREHOLDER SERVICES                                          42
DETERMINATION OF NET ASSET VALUE                              46
DIVIDENDS, DISTRIBUTIONS AND TAXES                            47
YIELD INFORMATION                                             49
PORTFOLIO TRANSACTIONS                                        52
INFORMATION ABOUT THE FUNDS                                   53
COUNSEL AND INDEPENDENT AUDITORS                              54
APPENDIX A                                                    55
APPENDIX B                                                    58
APPENDIX C                                                    62
APPENDIX D                                                    81
APPENDIX E                                                    87
APPENDIX F                                                    114


                          DESCRIPTION OF THE FUNDS

     Each of the Government Money Fund, the Company and the Money Fund is a Maryland corporation formed on April 8, 1982, April 8, 1982 and May 15, 1981, respectively.

     Each of the California Municipal Fund and the New York Municipal Fund is a Massachusetts business trust that commenced operations on March 10, 1987 and December 2, 1986, respectively.

     Each Fund is an open-end management investment company, known as a money market mutual fund. Each of the Government Money Fund, the Money Fund and the National Municipal Fund is a diversified fund, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer. Each of the other Funds is a non-diversified fund, which means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (the "1940 Act").

     The Dreyfus Corporation (the "Manager") serves as each Fund's investment adviser.

     Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of each Fund's shares.

Certain Portfolio Securities

     The following information supplements and should be read in conjunction with the Funds' Prospectus.

     U.S. Government Securities. (Government Money Fund and Money Fund) Each of these Funds may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, which include U.S. Treasury securities that differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

     Repurchase Agreements. (Government Money Fund and Money Fund) Each of these Funds may enter into repurchase agreements. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Fund's custodian or sub-custodian will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Fund entering into them. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will enter into repurchase agreements only with domestic banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Fund may invest, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below the resale price.

     Bank Obligations. (Money Fund) The Money Fund may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

     Certificates of deposit ("CDs") are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits ("TDs") are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.

     Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

     As a result of Federal and state laws and regulations, domestic banks whose CDs may be purchased by the Fund are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.
Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the Money Fund are insured by the Bank Insurance Fund administered by the FDIC (although such insurance may not be of material benefit to the Fund, depending upon the principal amount of the CDs of each bank held by the
Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

     Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements as apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

     Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

     In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal or State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

     In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, the Manager carefully evaluates such investments on a case-by-case basis.

     The Fund may purchase CDs issued by banks, savings and loan associations and similar thrift institutions with less than $1 billion in assets, the deposits of which are insured by the FDIC, provided the Fund purchases any such CD in a principal amount of no more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. The Fund will not own more than one such CD per such issuer.

     Commercial Paper. (Money Fund) The Money Fund may purchase commercial paper consisting of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of direct obligations issued by domestic and foreign entities. The other corporate obligations in which the Fund may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes) issued by domestic and foreign corporations, including banks.

     Floating and Variable Rate Obligations. (Money Fund) The Money Fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

     Participation Interests. (Money Fund) The Money Fund may purchase from financial institutions participation interests in securities in which the Fund may invest. A participation interest gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated participation interests, the Manager must have determined that the instrument is of comparable quality to those instruments in which the Fund may invest.

     Asset-Backed Securities. (Money Fund) The Money Fund may purchase asset-backed securities, which are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.

     Municipal Obligations. (California Municipal Fund, Minnesota Municipal Fund, National Municipal Fund and New York Municipal Fund (collectively, the "Municipal Funds")) Each Municipal Fund will invest at least 80% of the value of its net assets (except when maintaining a temporary defensive position) in Municipal Obligations. Municipal Obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies of authorities, the interest from which, in the opinion of bond counsel to the issuer, is exempt from Federal income tax. Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal Obligations bear fixed, floating or variable rates of interest. Certain Municipal Obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related Municipal Obligation and purchased and sold separately.

     With respect to the National Municipal Fund, for the purpose of diversification under the 1940 Act, the identification of the issuer of Municipal Obligations depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guaranty would be considered a separate security and will be treated as an issue of such government or other entity.

     The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation and rating of the issue.

Certain Tax Exempt Obligations. (Municipal Funds) Each Municipal Fund may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amount borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.
Each obligation purchased by the Fund will meet the quality criteria established for the purchase of Municipal Obligations.

Tax Exempt Participation Interests. (Municipal Funds) Each Municipal Fund may purchase from financial institutions participation interests in Municipal Obligations (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Fund's Board has determined meets prescribed quality standards for banks, or the payment obligation otherwise will be collateralized by U.S. Government securities. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the Municipal Obligation, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.

     Municipal lease obligations or installment purchase contract obligations (collectively, "lease obligations") have special risks not ordinarily associated with Municipal Obligations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation ordinarily is backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. The Fund will seek to minimize these risks by investing only in those lease obligations that (1) are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the lease obligation was rated only by one such organization) or (2) if unrated, are purchased principally from the issuer or domestic banks or other responsible third parties, in each case only if the seller shall have entered into an agreement with the Fund providing that the seller or other responsible third party will either remarket or repurchase the lease obligation within a short period after demand by the Fund. The staff of the Securities and Exchange Commission currently considers certain lease obligations to be illiquid. Accordingly, not more than 10% of the value of a Fund's net assets will be invested in lease obligations that are illiquid and in other illiquid securities.

Tender Option Bonds. (Municipal Funds) Each Municipal Fund may purchase tender option bonds. A tender option bond is a Municipal Obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Obligation's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate. The Manager, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Obligation, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Obligation and for other reasons.

     The Fund will not purchase tender option bonds unless (a) the demand feature applicable thereto is exercisable by the Fund within 13 months of the date of such purchase upon no more than 30 days' notice and thereafter is exercisable by the Fund no less frequently than annually upon no more than 30 days' notice and (b) at the time of such purchase, the Manager reasonably expects (i) based upon its assessment of current and historical interest rate trends, that prevailing short-term tax exempt rates will not exceed the stated interest rate on the underlying Municipal Obligations at the time of the next tender fee adjustment and (ii) that the circumstances which might entitle the grantor of a tender option to terminate the tender option would not occur prior to the time of the next tender opportunity. At the time of each tender opportunity, the Fund will exercise the tender option with respect to any tender option bonds unless the Manager reasonably expects, (x) based upon its assessment of current and historical interest rate trends, that prevailing short-term tax exempt rates will not exceed the stated interest rate on the underlying Municipal Obligations at the time of the next tender fee adjustment, and (y) that the circumstances which might entitle the grantor of a tender option to terminate the tender option would not occur prior to the time of the next tender opportunity. The Fund will exercise the tender feature with respect to tender option bonds, or otherwise dispose of its tender option bonds, prior to the time the tender option is scheduled to expire pursuant to the terms of the agreement under which the tender option is granted. The Fund otherwise will comply with the provisions of Rule 2a-7 in connection with the purchase of tender option bonds, including, without limitation, the requisite determination by the Fund's Board that the tender option bonds in question meet the quality standards described in Rule 2a-7, which, in the case of a tender option bond subject to a conditional demand feature, would include a determination that the security has received both the required short-term and long-term quality rating or is determined to be of comparable quality. In the event of a default of the Municipal Obligation underlying a tender option bond, or the termination of the tender option agreement, the Fund would look to the maturity date of the underlying security for purposes of compliance with Rule 2a-7 and, if its remaining maturity was greater than 13 months, the Fund would sell the security as soon as would be practicable. The Fund will purchase tender option bonds only when it is satisfied that the custodial and tender option arrangements, including the fee payment arrangements, will not adversely affect the tax exempt status of the underlying Municipal Obligations and that payment of any tender fees will not have the effect of creating taxable income for the Fund. Based on the tender option bond agreement, the Fund expects to be able to value the tender option bond at par; however, the value of the instrument will be monitored to assure that it is valued at fair value.

Stand-By Commitments. (Municipal Funds) Each Municipal Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. The Fund will acquire stand-by commitments solely to facilitate its portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The Fund may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Obligation and similarly decreasing such security's yield to investors. Gains realized in connection with stand-by commitments will be taxable.

Ratings of Municipal Obligations. (Municipal Funds) Each Municipal Fund may invest only in those Municipal Obligations which are rated in one of the two highest rating categories for debt obligations by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Fund's Board.

     The average distribution of investments (at value) in Municipal Obligations (including notes) by ratings as of the fiscal year ended November 30, 1998, computed on a monthly basis, was as follows:

                                                                          Percentage of Value
                   Moody's Investors   Standard & Poor's   California  Minnesota   National     New York
Fitch IBCA, Inc.     Service, Inc.       Ratings Group     Municipal   Municipal   Municipal    Municipal
    ("Fitch")         ("Moody's")           ("S&P")          Fund        Fund        Fund         Fund
F1+/F1              VMIG1/MIG,P1         SP1+/SP1,A1+/A1    92.7%         80.0%       93.5%       95.1%
F2+/F2              VMIG/MIG2,P2         SP2+/SP2            1.6%
AAA/AA              Aaa/Aa               AAA/AA              2.2%         20.0%        1.5%         .4%
Not Rated           Not Rated            Not Rated           3.5%*          - %*       5.0%*       4.5%*
                                                           100.0%        100.0%      100.0%      100.0%

___________________________

* Included in the Not Rated category are securities which, while not rated, have been determined by the Manager to be of comparable quality to securities in the VMIG1/MIG1 or SP-1+/SP-1 rating categories.

     If, subsequent to its purchase by the Fund, (a) an issue of rated Municipal Obligations ceases to be rated in the highest rating category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or the Fund's Board determines that it is no longer of comparable quality or (b) the Manager becomes aware that any portfolio security not so highly rated or any unrated security has been given a rating by any rating organization below the rating organization's second highest rating category, the Fund's Board will reassess promptly whether such security presents minimal credit risk and will cause the Fund to take such action as it determines is in the best interest of the Fund and its shareholders; provided that the reassessment required by clause (b) is not required if the portfolio security is disposed of or matures within five business days of the Manager becoming aware of the new rating and the Fund's Board is subsequently notified of the Manager's actions.

     To the extent that the ratings given by Moody's, S&P or Fitch for Municipal Obligations may change as a result of changes in such organizations or their rating systems, each Fund will attempt to use comparable ratings as standards for its investments in accordance with its stated investment policies contained in the Funds' Prospectus and this Statement of Additional Information. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the Municipal Obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager also will evaluate these securities and the creditworthiness of the issuers of such securities.

     Taxable Investments. (Municipal Funds) From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the Fund's net assets) or for temporary defensive purposes, each Municipal Fund may invest in taxable short-term investments ("Taxable Investments") consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of Moody's, S&P or Fitch; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-2 by Moody's, A-2 by S&P or F-2 by Fitch; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of one billion dollars or more; time deposits; bankers' acceptances and other short-term bank obligations; and repurchase agreements in respect of any of the foregoing. Dividends paid by the Fund that are attributable to income earned by the Fund from Taxable Investments will be taxable to investors. Except for temporary defensive purposes, at no time will more than 20% of the value of the Fund's net assets be invested in Taxable Investments. If the Fund purchases Taxable Investments, it will value them using the amortized cost method and comply with the provisions of Rule 2a-7 relating to purchases of taxable instruments. When the California Municipal Fund, the Minnesota Municipal Fund or the New York Municipal Fund has adopted a temporary defensive position, including when acceptable California, Minnesota or New York Municipal Obligations, respectively, are unavailable for investment by the relevant Fund, in excess of 35% of the Fund's net assets may be invested in securities that are not exempt from California, Minnesota or New York State and New York City income taxes, respectively. Under normal market conditions, the Fund anticipates that not more than 5% of the value of its total assets will be invested in any one category of Taxable Investments.

     Illiquid Securities. (All Funds) Each Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

Investment Techniques

     In addition to the principal investment strategies discussed in the Funds' Prospectus, the Funds also may engage in the investment techniques described below.

     Borrowing Money. (All Funds) Each Fund may borrow money from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% (33 1/3 % in the case of Minnesota Municipal Money Market Fund) of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of a Fund's total assets, the Fund will not make any additional investments.

     Forward Commitments. (Municipal Funds) Each Municipal Fund may purchase Municipal Obligations and other securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the purchase commitment.

     Municipal Obligations and other securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose a Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when a Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

Investment Considerations and Risks

     Bank Securities. (Money Fund) To the extent the Money Fund's investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions. The Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of high quality.

     Foreign Securities. (Money Fund) Since the Money Fund's portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign subsidiaries and foreign branches of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, the Fund may be subject to additional investment risks with respect to those securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers, although such obligations may be higher yielding when compared to the securities of U.S. domestic issuers. Such risks include possible future political and economic developments, seizure or nationalization of foreign deposits, imposition of foreign withholding taxes on interest income payable on the securities, establishment of exchange controls or adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

     Investing in Municipal Obligations. (Municipal Funds) Each Municipal Fund may invest more than 25% of the value of its total assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects. As a result, each of these Funds may be subject to greater risk as compared to a fund that does not follow this practice.

     Certain municipal lease/purchase obligations in which the Municipal Funds may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, the Manager will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funding for the leased property.

     Certain provisions in the Internal Revenue Code of 1986, as amended (the "Code"), relating to the issuance of Municipal Obligations may reduce the volume of Municipal Obligations qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Obligations available for purchase by the Fund and thus reduce available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in the Fund. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Obligations for investment by the Fund so as to adversely affect Fund shareholders, the Fund would reevaluate its investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable, the Fund would treat such security as a permissible Taxable Investment within the applicable limits set forth herein.

     Investing in California Municipal Obligations.  (California Municipal
Fund) Since the California Municipal Fund is concentrated in securities issued by California or entities within California, an investment in the Fund may involve greater risk than investments in certain other types of money market funds. You should consider carefully the special risks inherent in the Fund's investment in California Municipal Obligations.
These risks result from certain amendments to the California Constitution and other statues that limit the taxing and spending authority of California governmental entities, as well as from the general financial condition of the State of California. A severe recession from 1990 through fiscal 1994 reduced revenues and increased expenditures for social welfare programs, resulting in a period of budget imbalance. During this period, expenditures exceeded revenues in four out of six years, and the State accumulated and sustained a budget deficit in its budget reserve, the Special Fund for Economic Uncertainties, approaching $2.8 billion at its peak at June 30, 1993. By the 1993-94 fiscal year, the accumulated budget deficit was so large that it was impractical to budget to retire it in one year, so a two-year program was implemented, using the issuance of revenue anticipation warrants to carry a portion of the deficit over the end of the fiscal year. When the economy failed to recover sufficiently, a second two-year plan was implemented in 1994-95, again using cross-fiscal year revenue anticipation warrants to partly finance the deficit into the 1995-96 fiscal year. As a consequence of the accumulated budget deficits, the State's cash resources available to pay its ongoing obligations were significantly reduced causing the State to rely increasingly on external debt markets to meet its cash needs. The last and largest of these borrowings was 4.0 billion of revenue anticipation warrants which were issued in July 1994 and matured on April 25, 1996. Future budget problems or a deterioration in California's general financial condition may have the effect of impairing the ability of the issuers of California Municipal Obligations to pay interest on, or repay the principal of, such California Municipal Obligations. You should review "Appendix C" which sets forth additional information relating to investing in California Municipal Obligations.

     Investing in Minnesota Municipal Obligations. (Minnesota Municipal
Fund) Since the Minnesota Municipal Fund is concentrated in securities issued by Minnesota or entities within Minnesota, an investment in the Fund may involve greater risk than investments in certain other types of money market funds. You should consider carefully the special risks inherent in the Fund's investment in Minnesota Municipal Obligations. These risks result from the financial condition of the State of Minnesota and its municipalities. The structure of Minnesota's economy parallels the structure of the United States' economy as a whole when viewed at a highly aggregated level of detail. Diversity and a significant natural resource base are two important characteristics of the State's economy. However, the State of Minnesota experienced financial difficulties in the early 1980s because of a downturn in the State's economy resulting from the national recession. More recently, real growth has been equal to or greater than national growth. There can be no assurance that the financial problems referred to or similar future problems will not affect the market value or marketability of the Minnesota Municipal Obligations or the ability of the issuer thereof to pay interest or principal thereon. You should review "Appendix D" which sets forth additional information relating to investing in Minnesota Municipal Obligations.

     Investing in New York Municipal Obligations. (New York Municipal Fund) Since the New York Municipal Fund is concentrated in securities issued by New York or entities within New York, an investment in the Fund may involve greater risk than investments in certain other types of money market funds. You should consider carefully the special risks inherent in the Fund's investment in New York Municipal Obligations. These risks result from the financial condition of New York State, certain of its public bodies and municipalities, and New York City. Beginning in early 1975, New York State, New York City and other New York State entities faced serious financial difficulties which jeopardized the credit standing and impaired the borrowing abilities of such entities and contributed to high interest rates on, and lower market prices for, debt obligations issued by them. A recurrence of such financial difficulties or a failure of certain financial recovery programs could result in defaults or declines in the market values of various New York Municipal Obligations in which the Fund may invest. If there should be a default or other financial crisis relating to New York State, New York City, a State or City agency, or a State municipality, the market value and marketability of outstanding New York Municipal Obligations in the Fund's portfolio and the interest income to the Fund could be adversely affected. Moreover, the national recession and the significant slowdown in the New York and regional economies in the early 1990's added substantial uncertainty to estimates of the State's tax revenues, which, in part, caused the State to incur cash-basis operating deficits in the General Fund and issue deficit notes during the fiscal periods 1989 through 1992. New York State's financial operations have improved, however, during recent fiscal years. For its fiscal years 1993 through 1998, the State recorded balanced budgets on a cash basis, with positive fund balances in the General Fund. New York State ended its 1997-1998 fiscal year on March 31, 1998 in balance on a cash basis, with a cash surplus in the General Fund of approximately $2.04 billion. There can be no assurance that New York State will not face substantial potential budget gaps in future years. You should review "Appendix E" which sets forth additional information relating to investing in New York Municipal Obligations.

     Simultaneous Investments. (All Funds) Investment decisions for each Fund are made independently from those of other investment companies advised by the Manager. If, however, such other investment companies desire to invest in, or dispose of, the same securities as a Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

Investment Restrictions

     Government Money Fund. The Government Money Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the Government Money Fund has adopted investment restrictions numbered 1 through 10 as fundamental policies. Investment restrictions numbered 11 and 12 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. The Government Money Fund may not:

      1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

      2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

      3.  Sell securities short or purchase securities on margin.

      4.  Write or purchase put or call options.

      5.  Underwrite the securities of other issuers.

      6. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

      7. Make loans to others (except through the purchase of debt obligations referred to in the Fund's Prospectus and this Statement of Additional Information).

      8.  Invest in companies for the purpose of exercising control.

      9. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

     10. Invest more than 25% of its assets in the securities of issuers in any industry, provided that there shall be no limitation on investments in obligations issued or guaranteed as to principal and interest by the U.S. Government.

     11. Pledge, mortgage, hypothecate or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

     12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                  * * * * *

     Money Fund. The Money Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the Money Fund has adopted investment restrictions numbered 1 through 12 as fundamental policies. Investment restriction number 13 is not a fundamental policy and may be changed by vote of a majority of the Fund's Board members at any time. The Money Fund may not:

      1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds (except through the purchase of debt obligations referred to in the Fund's Prospectus and this Statement of Additional Information).

      2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

      3. Pledge its assets, except in an amount up to 15% of the value of its total assets but only to secure borrowings for temporary or emergency purposes.

      4.  Sell securities short.

      5.  Write or purchase put or call options.

      6.  Underwrite the securities of other issuers.

      7. Purchase or sell real estate investment trust securities, commodities, or oil and gas interests.

      8. Make loans to others (except through the purchase of debt obligations referred to in the Fund's Prospectus and this Statement of Additional Information).

      9. Invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the commercial paper of any one issuer. Notwithstanding the foregoing, to the extent required by the rules of the Securities and Exchange Commission, the Fund will not invest more than 5% of its assets in the obligations of any one bank.

     10. Invest less than 25% of its assets in securities issued by banks or invest more than 25% of its assets in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     11.  Invest in companies for the purpose of exercising control.

     12. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

     13. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                  * * * * *

     California Municipal Fund. The California Municipal Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the California Municipal Fund has adopted investment restrictions numbered 1 through 9 as fundamental policies. Investment restrictions numbered 10 and 11 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. The California Municipal Fund may not:

      1. Purchase securities other than Municipal Obligations and Taxable Investments as those terms are defined above and in the Prospectus.

      2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

      3.  Sell securities short or purchase securities on margin.


      4. Underwrite the securities of other issuers, except that the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available.


      5. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

      6. Make loans to others except through the purchase of qualified debt obligations and the entry into repurchase agreements referred to above and in the Fund's Prospectus.

      7. Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Obligations and, for temporary defensive purposes, securities issued by domestic banks and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      8.  Invest in companies for the purpose of exercising control.

      9. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

     10. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

     11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                  * * * * *

     Minnesota Municipal Fund. The Minnesota Municipal Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the Minnesota Municipal Fund has adopted investment restrictions numbered 1 through 7 as fundamental policies. Investment restrictions numbered 8 through 13 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. The Minnesota Municipal Fund may not:

      1. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets).

      2. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board.

      3. Underwrite the securities of other issuers, except to the extent the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available, and except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

      4. Purchase or sell real estate, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

      5. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act).

      6.  Purchase securities on margin.

      7. Invest more than 25% of its assets in the securities of issuers in any single industry; provided that there shall be no limitation on the purchase of Municipal Obligations and, for temporary defensive purposes, securities issued by banks and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      8.  Sell securities short.

      9.  Invest in companies for the purpose of exercising control.

     10. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

     11. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings.

     12. Purchase securities other than Municipal Obligations and Taxable Investments as those terms are defined above and in the Fund's Prospectus.

     13. Enter into repurchase agreements provided for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                  * * * * *

     National Municipal Fund. The National Municipal Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the National
Municipal Fund has adopted investment restrictions numbered 1 through 11 as fundamental policies. Investment restriction number 12 is not a fundamental policy and may be changed by vote of a majority of the Fund's Board members at any time. The National Municipal Fund may not:

     1. Purchase securities other than Municipal Obligations and Taxable Investments as those terms are defined above and in the Prospectus.

     2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

     3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure borrowings for temporary or emergency purposes.

     4.   Sell securities short or purchase securities on margin.

     5. Underwrite the securities of other issuers, except that the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available.

     6. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

     7. Invest more than 25% of its assets in the securities of issuers in any single industry; provided that there shall be no limitation on the purchase of Municipal Obligations and, for defensive purposes, securities issued by banks and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     8. Invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the obligations of any other issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be purchased, without regard to any such limitations. Notwithstanding the foregoing, to the extent required by the rules of the Securities and Exchange Commission, the Fund will not invest more than 5% of its assets in the obligations of any one bank, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitation.

      9. Make loans to others except through the purchase of qualified debt obligations and the entry into repurchase agreements referred to above and in the Prospectus.

     10. Purchase more than 10% of the voting securities of any issuer or invest in companies for the purpose of exercising control.

     11. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except for the purchase, to the extent permitted by Section 12 of the 1940 Act, of shares of registered unit investment trusts whose assets consist substantially of Municipal Obligations.

     12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                  * * * * *

     New York Municipal Fund. The New York Municipal Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the New York Municipal Fund has adopted investment restrictions numbered 1 through 9 as fundamental policies. Investment restrictions numbered 10 and 11 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. The New York Municipal Fund may not:

     1. Purchase securities other than Municipal Obligations and Taxable Investments as those terms are defined above and in the Prospectus.

     2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

     3.   Sell securities short or purchase securities on margin.

     4. Underwrite the securities of other issuers, except that the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available.

     5. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

     6. Make loans to others, except through the purchase of qualified debt obligations and the entry into repurchase agreements referred to above and in the Fund's Prospectus.

     7. Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Obligations and, for temporary defensive purposes, securities issued by domestic banks and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     8.   Invest in companies for the purpose of exercising control.

     9. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

     10. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

     11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                  * * * * *

     Municipal Funds. For purposes of Investment Restriction No. 7 for each Municipal Fund, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an industry.

     All Funds. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.


                           MANAGEMENT OF THE FUNDS

     Each Fund's Board is responsible for the management and supervision of the Fund. The Board approves all significant agreements between the Fund and those companies that furnish services to the Fund. These companies are as follows:

     The Dreyfus Corporation             Investment Adviser
     Premier Mutual Fund Services, Inc.  Distributor
     Dreyfus Transfer, Inc.              Transfer Agent
     The Bank of New York                Custodian

     Board members and officers of each Fund, together with information as to their principal business occupations during at least the last five years, are shown below.

Board Members of the Funds

JOSEPH S. DiMARTINO, Chairman of the Board. Since January 1995, Chairman of the Board of various funds in the Dreyfus Family of Funds. He also is a director of The Noel Group, Inc., a venture capital company (for which, from February 1995 until November 1997, he was Chairman of the Board), The Muscular Dystrophy Association, HealthPlan Services Corporation, a provider of marketing, administrative and risk management services to health and other benefit programs, Carlyle Industries, Inc. (formerly, Belding Heminway Company, Inc.), a button packager and distributor, Career Blazers, Inc. (formerly, Staffing Resources, Inc.), a temporary placement agency, and Century Business Services, Inc., a provider of various outsourcing functions for small and medium sized companies. For more than five years prior to January 1995, he was President, a director and, until August 1994, Chief Operating Officer of the Manager and Executive Vice President and a director of Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager and, until August 24, 1994, the Funds' distributor. From August 1994 until December 31, 1994, he was a director of Mellon Bank Corporation. He is 55 years old and his address is 200 Park Avenue, New York, New York 10166.

CLIFFORD L. ALEXANDER, JR., Board Member.  President of Alexander &
     Associates, Inc., a management consulting firm. From 1977 to 1981, Mr. Alexander served as Secretary of the Army and Chairman of the Board of the Panama Canal Company, and from 1975 to 1977, he was a member of the Washington, D.C. law firm of Verner, Liipfert, Bernhard, McPherson and Alexander. He is a director of American Home Products Corporation, IMS Health, a service provider of marketing information and information technology, The Dun & Bradstreet Corporation, MCI WorldCom and Mutual of America Life Insurance Company. He is 65 years old and his address is 400 C Street, N.E., Washington, D.C. 20002.

PEGGY C. DAVIS, Board Member.  Shad Professor of Law, New York
     University School of Law. Professor Davis has been a member of the New York University law faculty since 1983. Prior to that time, she served for three years as a judge in the courts of New York State; was engaged for eight years in the practice of law, working in both corporate and non-profit sectors; and served for two years as a criminal justice administrator in the government of the City of New York. She writes and teaches in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training. She is 56 years old and her address is c/o New York University School of Law, 40 Washington Square South, New York, New York 10012.

ERNEST KAFKA, Board Member. A physician engaged in private practice specializing in the psychoanalysis of adults and adolescents. Since 1981, he has served as an Instructor at the New York Psychoanalytic Institute and, prior thereto, held other teaching positions. He is Associate Clinical Professor of Psychiatry at Cornell Medical School. For more than the past five years, Dr. Kafka has held numerous administrative positions and has published many articles on subjects in the field of psychoanalysis. He is 66 years old and his address is 23 East 92nd Street, New York, New York 10128.

SAUL B. KLAMAN, Board Member.  Chairman and Chief Executive Officer of SBK
     Associates, which provides research and consulting services to financial institutions. Dr. Klaman was President of the National Association of Mutual Savings Banks until November 1983, President of the National Council of Savings Institutions until June 1985, Vice Chairman of Golembe Associates and BEI Golembe, Inc. until 1989 and Chairman Emeritus of BEI Golembe, Inc. until November 1992. He also served as an Economist to the Board of Governors of the Federal Reserve System and on several Presidential Commissions, and has held numerous consulting and advisory positions in the fields of economics and housing finance. He is 79 years old and his address is 431-B Dedham Street, The Gables, Newton Center, Massachusetts 02459.


NATHAN LEVENTHAL, Board Member.  President of Lincoln Center for the
     Performing Arts, Inc. Mr. Leventhal was Deputy Mayor for Operations of New York City from September 1979 until March 1984 and Commissioner of the Department of Housing Preservation and Development of New York City from February 1978 to September 1979. Mr. Leventhal was an associate and then a member of the New York law firm of Poletti Freidin Prashker Feldman and Gartner from 1974 to 1978. He was Commissioner of Rent and Housing Maintenance for New York City from 1972 to 1973. Mr. Leventhal served as Chairman of Citizens Union, an organization which strives to reform and modernize city and state government from June 1994 until June 1997. He is 56 years old and his address is 70 Lincoln Center Plaza, New York, New York 10023-6583.

     For so long as a Fund's plan described in the sections captioned "Service Plan and Distribution Plan" and "Shareholder Services Plans" remains in effect, the Board members of the Fund who are not "interested persons" of the Fund, as defined in the 1940 Act, will be selected and nominated by the Board members who are not "interested persons" of the Fund.

     Each Fund typically pays its Board members an annual retainer and a per meeting fee and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and per meeting fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by each Fund for the fiscal year ended November 30, 1998, and by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of which is set forth in parenthesis next to each Board member's total compensation)* during the year ended December 31, 1998 is as follows:


                                                        Total Compensation
                                      Aggregate           From Funds and
                                     Compensation        Fund Complex Paid
Name of Board Member and Fund        From the Fund**      To Board Member


JOSEPH S. DiMARTINO                                       $619,660 (187)

Government Money Fund                    $6,875
Money Fund                               $6,875
California Municipal Fund                $5,000
National/Minnesota Municipal Fund***     $6,875
New York Municipal Fund                  $5,000


CLIFFORD L. ALEXANDER, JR.                                $80,918 (38)

Government Money Fund                    $5,500
Money Fund                               $5,500
California Municipal Fund                $4,000
National/Minnesota Municipal Fund***     $5,500
New York Municipal Fund                  $4,000


PEGGY C. DAVIS                                            $64,000 (29)

Government Money Fund                    $5,500
Money Fund                               $5,500
California Municipal Fund                $4,000
National/Minnesota Municipal Fund***     $5,500
New York Municipal Fund                  $4,000


ERNEST KAFKA                                              $57,500 (29)

Government Money Fund                    $5,000
Money Fund                               $5,000
California Municipal Fund                $3,750
National/Minnesota Municipal Fund***     $5,000
New York Municipal Fund                  $3,750


SAUL B. KLAMAN                                            $64,000 (29)

Government Money Fund                    $5,500
Money Fund                               $5,500
California Municipal Fund                $4,000
National/Minnesota Municipal Fund***     $5,500
New York Municipal Fund                  $4,000


NATHAN LEVENTHAL                                          $64,000 (29)

Government Money Fund                    $5,500
Money Fund                               $5,500
California Municipal Fund                $4,000
National/Minnesota Municipal Fund***     $5,500
New York Municipal Fund                  $4,000


_____________________________________
* Represents the number of separate portfolios comprising the investment companies in the Fund complex, including the Fund, for which the Board members serves.


** Amount does not include reimbursed expenses for attending Board meetings, which amounted to $1348 for the Government Money Fund, $3177 for the Money Fund, $1095 for the California Municipal Fund, $1584 for the National/Minnesota Municipal Fund and $935 for the New York Municipal Fund, for all Board members as a group.


*** The National Municipal Fund and the Minnesota Municipal Fund are separate series of the Company.

Officers of the Funds

MARIE E. CONNOLLY, President and Treasurer.  President, Chief Executive
     Officer, Chief Compliance Officer and a director of the Distributor and Funds Distributor, Inc., the ultimate parent of which is Boston Institutional Group, Inc., and an officer of other investment companies advised or administered by the Manager. She is 41 years old.

MARGARET W. CHAMBERS, Vice President and Secretary. Senior Vice President and General Counsel of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From August 1996 to March 1998, she was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an associate with the law firm of Ropes & Gray. She is 39 years old.



STEPHANIE D. PIERCE, Vice President, Assistant Secretary and Assistant
     Treasurer. Vice President and Client Development Manager of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1997 to March 1998, she was employed as a Relationship Manager with Citibank, N.A. From August 1995 to April 1997, she was an Assistant Vice President with Hudson Valley Bank, and from September 1990 to August 1995, she was Second Vice President with Chase Manhattan Bank. She is 30 years old.

MARY A. NELSON, Vice President and Assistant Treasurer. Vice President of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From September 1989 to July 1994, she was an Assistant Vice President and Client Manager for The Boston Company, Inc. She is 34 years old.

GEORGE A. RIO, Vice President and Assistant Treasurer.  Executive Vice
     President and Client Service Director of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From June 1995 to March 1998, he was Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, he was Director of Business Development for First Data Corporation. From September 1983 to May 1994, he was Senior Vice President and Manager of Client Services and Director of Internal Audit at The Boston Company, Inc. He is 44 years old.


JOSEPH F. TOWER, III, Vice President and Assistant Treasurer.  Senior Vice
     President, Treasurer, Chief Financial Officer and a director of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From July 1988 to August 1994, he was employed by The Boston Company, Inc. where he held various management positions in the Corporate Finance and Treasury areas. He is 37 years old.


DOUGLAS C. CONROY, Vice President and Assistant Secretary.  Assistant Vice
     President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1993 to January 1995, he was a Senior Fund Accountant for Investors Bank & Trust Company. He is 30 years old.


CHRISTOPHER J. KELLEY, Vice President and Assistant Secretary.  Vice
     President and Senior Associate General Counsel of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1994 to July 1996, he was Assistant Counsel at Forum Financial Group. From October 1992 to March 1994, he was employed by Putnam Investments in legal and compliance capacities. He is 34 years old.

KATHLEEN K. MORRISEY, Vice President and Assistant Secretary.  Manager of
     Treasury Services Administration of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From July 1994 to November 1995, she was a Fund Accountant for Investors Bank & Trust Company. She is 26 years old.

ELBA VASQUEZ, Vice President and Assistant Secretary.  Assistant Vice
     President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From March 1990 to May 1996, she was employed by U.S. Trust Company of New York where she held various sales and marketing positions. She is 37 years old.

     The address of each officer of the Funds is 200 Park Avenue, New York, New York 10166.

     Each Fund's Board members and officers, as a group, owned less than 1% of the Fund's shares outstanding on January 4, 1999.

     Set forth in "Appendix F" to this Statement of Additional Information are the shareholders known by each Fund (as indicated) to own of record 5% or more of such Fund's Class A or Class B shares outstanding on January 4, 1999. A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.


                           MANAGEMENT ARRANGEMENTS

     Investment Adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets.

     The Manager provides management services pursuant to separate Management Agreements (respectively, the "Agreement") dated August 24, 1994 with respect to each Fund. As to each Fund, the Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Fund's Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. Each Agreement, other than for the Minnesota Municipal Fund, was approved by shareholders on August 3, 1994 and was last approved by the Fund's Board, including a majority of the Board members who are not "interested persons" of any party to the Agreement, at a meeting held on September 16, 1998. With respect to the Minnesota Municipal Fund, the Agreement was approved by the Fund's initial shareholder on April 8, 1998 and by the Fund's Board, including a majority of the Board members who are not "interested persons" of any party to the Agreement, at a meeting held on April 8, 1998. As to each Fund, the Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the Fund's shares or, upon not less than 90 days' notice, by the Manager. Each Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).

     The following persons are officers and/or directors of the Manager:
Christopher M. Condron, Chairman of the Board and Chief Executive Officer; Stephen E. Canter, President, Chief Operating Officer, Chief Investment Officer and a director; Thomas F. Eggers, Vice Chairman-Institutional and a director; Lawrence S. Kash, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman; J. David Officer, Vice Chairman and a director; William
T. Sandalls, Jr., Executive Vice President; Mark N. Jacobs, Vice President, General Counsel and Secretary; Diane P. Durnin, Vice President-Product Development; Patrice M. Kozlowski, Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Andrew S. Wasser, Vice President-Information Systems; Theodore A. Schachar, Vice President; Wendy Strutt, Vice President; Richard Terres, Vice President; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Burton C. Borgelt, Steven G. Elliott, Martin C. McGuinn, Richard W. Sabo and Richard F. Syron, directors.

     The Manager manages each Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board. The Manager is responsible for investment decisions and provides each Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The portfolio managers of the Government Money Fund and the Money Fund are Bernard W. Kiernan, Patricia A. Larkin and Thomas Riordan. The portfolio managers of the Municipal Funds are Joseph P. Darcy, A. Paul Disdier, Douglas J. Gaylor, Karen M. Hand, Stephen C. Kris, Richard J. Moynihan, W. Michael Petty, Jill C. Shaffro, Samuel J. Weinstock and Monica S. Wieboldt. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for each Fund and for other funds advised by the Manager.

     The Manager maintains office facilities on behalf of each Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Funds. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Funds. The Distributor may use part or all of such payments to pay Service Agents (as defined below) in respect of these services. The Manager also may make such advertising and promotional expenditures using its own resources, as it from time to time deems appropriate.

     All expenses incurred in the operation of a Fund are borne by such Fund, except to the extent specifically assumed by the Manager. The expenses borne by each Fund include: taxes, interest, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager, Securities and Exchange Commission fees, state Blue Sky qualification fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, investor services (including, without limitation, telephone and personnel expenses), costs of shareholder reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses. Each Fund bears certain expenses in accordance with separate written plans and also bears certain costs associated with implementing and operating such plans. See "Service Plan and Distribution Plan" and "Shareholder Services Plans."

     As compensation for the Manager's services under the Agreement, each Fund has agreed to pay the Manager a monthly management fee at the annual rate of .50% of the value of such Fund's average daily net assets. All fees and expenses are accrued daily and deducted before declaration of dividends to investors. Set forth below are the total amounts paid by each Fund to the Manager for each Fund's last three fiscal years, including for the Government Money Fund, the Money Fund and the California Municipal Fund, which changed their fiscal year end to November 30, the relevant period ended November 30, 1998:

                          Fiscal Year    Ten-Month Period
                            Ended             Ended            Fiscal Year Ended January 31,
                       November 30,1998  November 30, 1997       1997          1996
Government Money       $5,124,528        $3,330,297             $3,002,777    $2,622,700
Fund

Money Fund             $13,222,636       $7,091,891             $5,285,812    $3,172,667



California Municipal   $1,794,867        $  620,429             $1,836,034    $2,195,288
Fund

                                                   Fiscal Year Ended November 30,
                                             1998                 1997         1996

Minnesota Municipal                       $65,816*                 N/A          N/A
Fund

National Municipal                       $3,038,316             $2,127,041    $1,566,276
Fund

New York Municipal                       $2,369,250             $2,599,539    $2,945,172
Fund

____________________
* For the period from June 1, 1998 (commencement of operations) to November 30, 1998.

     As to each Fund, the Manager has agreed that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed 1-1/2% of the average market value of the net assets of such Fund for that fiscal year, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. Such deduction or payment, if any, will be estimated daily and reconciled and effected or paid, as the case may be, on a monthly basis. As to each Fund, no such deduction or payment was required for the most recent fiscal year end.

     As to each Fund, the aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.

     Distributor. The Distributor located at 60 State Street, Boston, Massachusetts 02109, serves as each Fund's distributor on a best efforts basis pursuant to an agreement which is renewable annually.


     The Distributor may pay dealers a fee of up to .50% of the amount invested through such dealers in Fund shares by employees participating in qualified or non-qualified employee benefit plans or other programs where
(i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs, or (ii) such plan's or program's aggregate investment in the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans or programs exceeds $1,000,000 ("Eligible Benefit Plans"). Shares of funds in the Dreyfus Family of Funds then held by Eligible Benefit Plans will be aggregated to determine the fee payable. The Distributor reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it.

     Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, P.O. Box 9671, Providence, Rhode Island 02940-9671, is each Fund's transfer and dividend disbursing agent. Under a separate transfer agency agreement with each Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee from each Fund computed on the basis of the number of shareholder accounts it maintains for such Fund during the month, and is reimbursed for certain out-of-pocket expenses.

     The Bank of New York (the "Custodian"), 90 Washington Street, New York, New York 10286, is each Fund's custodian. The Custodian has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. Under a separate custody agreement with each Fund, the Custodian holds the Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee from each Fund based on the market value of the Fund's assets held in custody and receives certain securities transactions charges.


                              HOW TO BUY SHARES

     Each Fund's shares may be purchased only by clients of certain financial institutions (which may include banks), securities dealers ("Selected Dealers"), and other industry professionals such as investment advisers, accountants and estate planning firms (collectively, "Service Agents") that have entered into service agreements with the Distributor. For shareholders who purchase Fund shares from the Distributor, the Distributor will act as Service Agent. Stock certificates are issued only upon your written request. No certificates are issued for fractional shares. Each Fund reserves the right to reject any purchase order.

     The minimum initial investment in each Fund is $2,500, or $1,000 if you are a client of a Service Agent which maintains an omnibus account in the relevant Fund and has made an aggregate minimum initial purchase in the Fund for its customers of $2,500. Subsequent investments must be at least $100. For the Government Money Fund and the Money Fund, however, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs") and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum for subsequent purchases. It is not recommended that the Municipal Funds be used as a vehicle for Keogh, IRA or other qualified plans. The initial investment must be accompanied by the Account Application. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a Fund advised by the Manager, including members of each Fund's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment is $1,000. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment is $50. The Government Money Fund and the Money Fund reserve the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain qualified and non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to such Fund. Each Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

     Fund shares also may be purchased through Dreyfus-Automatic Asset Builderr, the Government Direct Deposit Privilege or the Payroll Savings Plan described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect you against loss in a declining market.

     Service Agents may receive different levels of compensation for selling different Classes of shares. Management understands that some Service Agents may impose certain conditions on their clients which are different from those described in the Funds' Prospectus and this Statement of Additional Information, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. You should consult your Service Agent in this regard.

     Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund in written or telegraphic form. If you do not remit Federal Funds, your payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, your money will not be invested. Net asset value per share of each Class is computed by dividing the value of the Fund's net assets represented by such Class (i.e., the value of its assets less liabilities) by the total number of shares of such Class outstanding. See "Determination of Net Asset Value."

Government Money Fund and Money Fund--Each of these Funds determines its net asset value per share twice each day the New York Stock Exchange or the Transfer Agent is open for business: as of 5:00 p.m., New York time, and as of 8:00 p.m., New York time.

     If your payments are received in or converted into Federal Funds by 12:00 Noon, New York time, by the Transfer Agent on a business day, you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 12:00 Noon, New York time, by the Transfer Agent, you will begin to accrue dividends on the following business day.

     Qualified institutions may telephone orders for purchase of Fund shares of each of these Funds. A telephone order placed with the Distributor or its designee in New York will become effective at the price determined at 5:00 p.m., New York time, and the shares purchased will receive the dividend on Fund shares declared on that day, if such order is placed with the Distributor or its designee in New York by 5:00 p.m., New York time, and Federal Funds are received by 6:00 p.m., New York time, on that day. A telephone order placed with the Distributor or its designee in New York after 5:00 p.m., New York time, but by 8:00 p.m., New York time, on a given day will become effective at the price determined at 8:00 p.m., New York time, on that day, and the shares purchased will begin to accrue dividends on the next business day, if Federal Funds are received by 11:00 a.m., New York time, on the next business day.

Municipal Funds--Each Municipal Fund determines its net asset value per share twice each day the New York Stock Exchange or the Transfer Agent is open for business: as of 12:00 Noon, New York time, and as of 8:00 p.m., New York time.

     If your payments are received in or converted into Federal Funds by 12:00 Noon, New York time, on a business day, you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 12:00 Noon, New York time, you will begin to accrue dividends on the following business day.

     Qualified institutions may telephone orders for purchase of shares of each of these Funds. A telephone order placed with the Distributor or its designee in New York will become effective at the price determined at 12:00 Noon, New York time, on a given day, and the shares purchased will receive the dividend on Fund shares declared on that day, if the telephone order is placed with the Distributor or its designee by 12:00 Noon, New York time, and Federal Funds are received at 4:00 p.m., New York time, on that day. A telephone order placed with the Distributor or its designee in New York after 12:00 Noon, New York time, but by 8:00 p.m., New York time, on a given day will become effective at the price determined at 8:00 p.m., New York time, on that day, and the shares purchased will begin to accrue dividends on the next business day, if Federal Funds are received by 11:00 a.m., New York time, on the next business day.

     Using Federal Funds. The Transfer Agent or the Fund may attempt to notify you upon receipt of checks drawn on banks that are not members of the Federal Reserve System as to the possible delay in conversion into Federal Funds and may attempt to arrange for a better means of transmitting the money. If you are a customer of a Selected Dealer and your order to purchase Fund shares is paid for other than in Federal Funds, the Selected Dealer, acting on your behalf, will complete the conversion into, or itself advance, Federal Funds, generally on the business day following receipt of your order. The order is effective only when so converted and received by the Transfer Agent. If you have sufficient Federal Funds or a cash balance in your brokerage account with a Selected Dealer, your order to purchase Fund shares will become effective on the day that the order, including Federal Funds, is received by the Transfer Agent.

     Dreyfus TeleTransfer Privilege. (California Municipal Fund, Minnesota Municipal Fund and New York Municipal Fund only) You may purchase shares by telephone if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.


     Dreyfus TeleTransfer purchase orders may be made at any time. Purchase orders received by 4:00 p.m., New York time, on any day that the Transfer Agent and the New York Stock Exchange are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., New York time, on any day the Transfer Agent and the New York Stock Exchange are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use the Dreyfus TeleTransfer Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be wired to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem Shares--Dreyfus TeleTransfer Privilege."

     Reopening an Account. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.


                     SERVICE PLAN AND DISTRIBUTION PLAN

     Class A shares of each of the Government Money Fund and the Money Fund are subject to a Service Plan and Class B shares of each Fund are subject to a Distribution Plan.

     Rule 12b-1 (the "Rule") adopted by the Securities and Exchange Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Board of each of the Government Money Fund and the Money Fund has adopted separate plans with respect to Class A and Class B of such Funds and the Board of each of the Municipal Funds has adopted a plan with respect to Class B of such Funds (each, a "Plan"). Under each Plan, the respective Fund bears directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Plan. Under each Plan adopted with respect to Class A of the Government Money Fund and Money Fund (the "Service Plan"), the Fund reimburses (a) the Distributor for payments made for distributing Class A shares and servicing shareholder accounts ("Servicing") and (b) the Manager, Dreyfus Service Corporation and any affiliate of either of them (collectively, "Dreyfus") for payments made for Servicing, at an aggregate annual rate of up to .20% of the value of the Fund's average daily net assets attributable to Class A. Under each Service Plan, each of the Distributor and Dreyfus may pay one or more Service Agents a fee in respect of Class A shares of the Fund owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. Under each Fund's Plan adopted with respect to Class B (the "Distribution Plan"), the Fund reimburses the Distributor for payments made to third parties for distributing (within the meaning of the Rule) Class B shares, at an aggregate annual rate of up to
 .20% of the value of the Fund's average daily net assets attributable to Class B. Each Fund's Board believes that there is a reasonable likelihood that each Plan will benefit the Fund and holders of the relevant Class of shares.

     A quarterly report of the amounts expended under each Plan, and the purposes for which such expenditures were incurred, must be made to the Fund's Board for its review. In addition, each Plan provides that it may not be amended to increase materially the costs which the Fund may bear for distribution pursuant to the Plan without shareholder approval of the affected Class and that other material amendments of the Plan must be approved by the Board, and by the Fund's Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager and have no direct or indirect financial interest in the operation of the Plan or in any related agreements entered into in connection with such Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Plan. The Plan was last so approved on September 16, 1998 with respect to each Fund, except the Minnesota Municipal Fund, which so approved the Plan on April 8, 1998. Each Plan is terminable at any time by vote of a majority of the Fund's Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan or in any of the related agreements or by vote of a majority of the relevant Class of shares.

     Set forth below are the total amounts paid by each of the Government Money Fund and the Money Fund pursuant to its Service Plan with respect to Class A (i) to the Distributor ("Distributor Payments") as reimbursement for distributing Class A shares and Servicing, (ii) to Dreyfus for payments made for Servicing ("Dreyfus Payments"), and (iii) for costs of preparing, printing and distributing prospectuses and statement of additional information and of implementing and operating the Service Plan ("Printing and Implementation") for the Fund's fiscal year ended November 30, 1998:

                  Total Amount
                Paid Pursuant to                         Dreyfus    Printing and
 Name of Fund     Service Plan    Distributor Payments   Payments Implementation

Government
Money Fund
 - Class A         $1,468,487        $410,171           $1,058,316    $   -0-

Money Fund
 - Class A         $3,215,190        $1,490,345         $1,724,845    $12,690



     Set forth below are the total amounts paid by each Fund to the Distributor pursuant to its Distribution Plan with respect to Class B for the Fund's fiscal year ended November 30, 1998:


                               Total Amount Paid
  Name of Fund            Pursuant to Distribution Plan
Government
Money Fund
 - Class B                      $991,495

Money Fund
 - Class B                     $3,564,210

California
Municipal Fund
 - Class B                       $14,052

Minnesota
Municipal Fund
 - Class B                      $25,313*

National
Municipal Fund
 - Class B                      $646,579

New York
Municipal Fund
 - Class B                       $93,487
________________
*    For the period June 1, 1998 (commencement of operations) to November
     30, 1998.


                         SHAREHOLDER SERVICES PLANS

     Each Fund has adopted a Shareholder Services Plan with respect to Class A pursuant to which the Fund reimburses Dreyfus Service Corporation an amount not to exceed an annual rate of .25% of the value of the Fund's average daily net assets attributable to Class A for certain allocated expenses of providing certain services to the holders of Class A shares. Each Fund also has adopted a Shareholder Services Plan with respect to Class B pursuant to which the Fund pays the Distributor for the provision of certain services to the holders of Class B shares a fee at the annual rate of .25% of the value of the Fund's average daily net assets attributable to Class B. Under each Shareholder Services Plan, the services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. As to each Fund, under the Shareholders Services Plan for Class B, the Distributor may make payments to Service Agents in respect of their services.

     A quarterly report of the amounts expended under each Shareholder
Services Plan, and the purposes for which such expenditures were incurred, must be made to the Fund's Board for its review. In addition, each Shareholder Services Plan provides that material amendments to the Shareholder Services Plan must be approved by the Fund's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Shareholder Services Plan is subject to annual approval by such vote of its Board members cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan. Each Shareholder Services Plan was last so approved on September 16, 1998 with respect to each Fund, except the Minnesota Municipal Fund, which so approved each Shareholder Services Plan on April 8, 1998. Each Shareholder Services Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Shareholder Services Plan.

     Set forth below are the total amounts payable by each Fund pursuant to its separate Shareholder Services Plans for Class A and Class B, the amounts reimbursed to the Fund by the Manager pursuant to undertakings in effect, if any, and the net amount paid by the Fund for the Fund's fiscal year ended November 30, 1998:


                   Total Amount
Name of Fund   Payable Pursuant to        Amount Reimbursed      Net Amount Paid
 and Class   Shareholder Services Plan  Pursuant to Undertaking     by Fund

Government
Money Fund
- Class A            $86,597                 $     -0-             $86,597
- Class B            $1,400,646              $269,700              $1,130,946

Money Fund
- Class A            $240,310                $     -0-             $240,310
- Class B            $4,455,262              $1,046,213            $3,409,049

California
Municipal Fund
- Class A            $141,357                $     -0-             $141,357
- Class B            $21,077                 $4,897                $16,180

National
Municipal Fund
- Class A            $84,018                 $      -0-            $84,018
- Class B            $969,868                $282,750              $687,118

Minnesota
Municipal Fund
- Class A            $    -0-  *             $      -0-  *         $    -0-  *
- Class B            $37,969   *             $37,969     *         $    -0-  *

New York
Municipal Fund
 -Class A            $412,841                $    -0-              $412,841
 -Class B            $140,231                $38,784               $101,447
_________
*    For the period June 1, 1998 (commencement of operations) to November
     30, 1998.


                            HOW TO REDEEM SHARES

     Check Redemption Privilege. Each Fund provides Redemption Checks ("Checks") automatically upon opening an account, unless you specifically refuse the Check Redemption Privilege by checking the applicable "No" box on the Account Application. The Check Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Account Application or Shareholder Services Form must be manually signed by the registered owner(s). Checks are drawn on your Fund account and may be made payable to the order of any person in an amount of $500 or more. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as your agent, will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the Check. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to you. You generally will be subject to the same rules and regulations that apply to checking accounts, although the election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.

     You should date your Checks with the current date when you write them. Please do not postdate your Checks. If you do, the Transfer Agent will honor, upon presentment, even if presented before the date of the check, all postdated Checks which are dated within six months of presentment for payment, if they are otherwise in good order. If you hold shares in a Dreyfus-sponsored IRA account, you may be permitted to make withdrawals from your IRA account using checks furnished to you by The Dreyfus Trust Company.

     Checks are free, but the Transfer Agent will impose a fee for stopping payment of a Check upon your request or if the Transfer Agent cannot honor a Check due to insufficient funds or other valid reason. If the amount of the Check is greater than the value of the shares in your account, the Check will be returned marked insufficient funds. Checks should not be used to close an account.

     Wire Redemption Privilege. By using this Privilege, you authorize the Transfer Agent to act on wire, telephone or letter redemption instructions from any person representing himself or herself to be you or a representative of your Service Agent, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, each Fund will initiate payment for shares redeemed pursuant to this Privilege on the same business day if the Transfer Agent receives a redemption request in proper form prior to 5:00 p.m., New York time, on such day; otherwise the Fund will initiate payment on the next business day. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or the Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.


     If you have access to telegraphic equipment, you may wire redemption requests to the Transfer Agent by employing the following transmittal code which may be used for domestic or overseas transmissions:

                                        Transfer Agent's
          Transmittal Code              Answer Back Sign

                144295                  144295 TSSG PREP

     If you do not have direct access to telegraphic equipment, you may have the wire transmitted by contacting a TRT Cables operator at 1-800-654-7171, toll free. You should advise the operator that the above transmittal code must be used and should also inform the operator of the Transfer Agent's answer back sign.

     To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."

     Dreyfus TeleTransfer Privilege. (California Municipal Fund, Minnesota Municipal Fund and New York Municipal Fund only) You may request by telephone that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two days after receipt of the redemption request. Holders of jointly registered Fund or bank accounts may redeem through the Dreyfus TeleTransfer Privilege Privilege for transfer to their bank account not more than $250,000 within any 30-day period. You should be aware that if you have selected the Dreyfus TeleTransfer Privilege privilege, any request for a wire redemption will be effected as a Dreyfus TeleTransfer Privilege transaction through the ACH system unless more prompt transmittal specifically is requested. See "How to Buy Shares-- Dreyfus TeleTransfer Privilege Privilege."

     Redemption Through a Selected Dealer.   If you are a customer of a
Selected Dealer, you may make redemption requests to your Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent or its designee by 12:00 Noon, New York time, with respect to the Municipal Funds, or 5:00 p.m., New York time, with respect to the Government Money Fund and Money Fund on a business day, the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. If a redemption request is received after such time, but by 8:00 p.m., New York time, the redemption request will be effective on that day, the shares will receive the dividend declared on that day and the proceeds of redemption ordinarily will be transmitted in Federal Funds on the next business day. If a redemption request is received after 8:00 p.m., New York time, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer.

     Stock Certificates; Signatures. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request.
Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP"), and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor, and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

     Redemption Commitment. Each Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission and is a fundamental policy of the Fund which may not be changed without shareholder approval. In the case of requests for redemption in excess of such amount, each Fund's Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.

     Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets a Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of a Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect a Fund's shareholders.


                            SHAREHOLDER SERVICES

     Fund Exchanges. Clients of certain Service Agents may purchase, in exchange for shares of a Fund, shares of certain other funds managed or administered by the Manager, to the extent such shares are offered for sale in such client's state of residence. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

     A. Exchanges for shares of funds that are offered without a sales load will be made without a sales load.

     B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

     C. Shares of funds purchased with a sales load may be exchanged for shares of other funds sold without a sales load.

     D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load, and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.

     To accomplish an exchange under item D above, you or your Service Agent acting on your behalf must notify the Transfer Agent of your prior ownership of fund shares and your account number.

     To request an exchange, you or your Service Agent acting on your behalf must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to shareholders of each Fund automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this Privilege. By using the Telephone Exchange Privilege, you authorize the Transfer Agent to act on telephonic instructions (including over The Dreyfus Touchr automated telephone system) from any person representing himself or herself to be you or a representative of your Service Agent, and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange. No fees currently are charged shareholders directly in connection with exchanges, although each Fund reserve the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.

     To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

     Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits you to purchase, in exchange for shares of a Fund, shares of certain other funds in the Dreyfus Family of Funds of which you are a shareholder. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by you. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

     Fund Exchanges and the Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired legally may be sold. Shares may be exchanged only between accounts having identical names and other identifying designations.

     Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561. Each Fund reserves the right to reject any exchange request in whole or in part. The Fund Exchanges service or the Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

     Dreyfus-Automatic Asset Builderr. Dreyfus-Automatic Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.


     Dreyfus Government Direct Deposit Privilege. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the Federal Government automatically deposited into your Fund account. You may deposit as much of such payments as you elect.


     Dreyfus Payroll Savings Plan. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. It is the sole responsibility of your employer, not the Distributor, the Manager, the Fund, the Transfer Agent or any other person, to arrange for transactions under the Dreyfus Payroll Savings Plan.


     Dreyfus Dividend Options. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, paid by a Fund in shares of another fund in the Dreyfus Family of Funds of which you are a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:

     A. Dividends and distributions paid by a fund may be invested without imposition of a sales load in shares of other funds offered without a sales load.

     B. Dividends and distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

     C. Dividends and distributions paid by a fund that charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept, (without giving effect to any reduced loads), the difference will be deducted.

     D. Dividends and distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge ("CDSC") and the applicable CDSC, if any, will be imposed upon redemption of such shares.

     Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from each Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

     Quarterly Distribution Plan. The Quarterly Distribution Plan permits you to receive quarterly payments from a Fund consisting of proceeds from the redemption of shares purchased for your account through the automatic reinvestment of dividends declared on your account during the preceding calendar quarter.

     Automatic Withdrawal Plan. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. Automatic Withdrawal may be terminated at any time by you, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

     Corporate Pension/Profit-Sharing and Personal Retirement Plans. (Government Money Fund and Money Fund) Each of the Government Money Fund and the Money Fund makes available to corporations a variety of prototype pension and profit-sharing plans, including a 401(k) Salary Reduction Plan. In addition, these Funds make available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, rollover IRAs and Education IRAs) and 403(b)(7) Plans. Plan support services also are available.

     If you wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, you may request from the Distributor forms for adoption of such plans.

     The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

     Shares may be purchased in connection with these plans only by direct remittance to the entity which acts as custodian. Such purchases will be effective when payments received by the Transfer Agent are converted into Federal Funds. Purchases for these plans may not be made in advance of receipt of funds.

     The minimum initial investment for corporate plans, salary reduction plans, 403(b)(7) Plans and SEP-IRAs, with more than one participant, is $2,500, with no minimum for subsequent purchases. The minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Education IRAs, with no minimum for subsequent purchases.

     You should read the prototype retirement plans and the applicable form of custodial agreement for further details as to eligibility, service fees and tax implications, and should consult a tax adviser.


                      DETERMINATION OF NET ASSET VALUE

     Amortized Cost Pricing. The valuation of each Fund's portfolio securities is based upon their amortized cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

     Each Fund's Board has established, as a particular responsibility within the overall duty of care owed to the Fund's shareholders, procedures reasonably designed to stabilize the Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent bid price or yield equivalent for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets, to the extent a Fund is permitted to invest in such instruments, will be valued at fair value as determined in good faith by the Board. With respect to the Municipal Funds, market quotations and market equivalents used in the Board's review are obtained from an independent pricing service (the "Service") approved by the Board. The Service values these Funds' investments based on methods which include considerations of: yields or prices of municipal obligations of comparable quality, coupon, maturity and type; indications of values from dealers; and general market conditions. The Service also may employ electronic data processing techniques and/or a matrix system to determine valuations.

     The extent of any deviation between a Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Fund's Board. If such deviation exceeds 1/2 of 1%, the Board promptly will consider what action, if any, will be initiated. In the event a Fund's Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.

     New York Stock Exchange and Transfer Agent Closings. The holidays (as observed) on which both the New York Stock Exchange and the Transfer Agent are closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


                     DIVIDENDS, DISTRIBUTIONS AND TAXES

     Management believes that each Fund has qualified for the fiscal year ended November 30, 1998 as a "regulated investment company" under the Code. Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. If the Fund did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to Federal income tax.

     Each Fund ordinarily declares dividends from its net investment income on each day the New York Stock Exchange or, for the Government Money Fund and Money Fund only, the Transfer Agent is open for business. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends usually are paid on the last calendar day of each month and automatically are reinvested in additional shares at net asset value or, at your option, paid in cash. If you redeem all shares in your account at any time during the month, all dividends to which you are entitled will be paid to you along with the proceeds of the redemption. If you are an omnibus accountholder and indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, such portion of the accrued dividends will be paid to you along with the proceeds of the redemption.

     If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Code.

     With respect to the Municipal Funds, if, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of Federal tax exempt obligations, then the Fund may designate and pay Federal exempt-interest dividends from interest earned on all such tax exempt obligations. Such exempt-interest dividends may be excluded by shareholders of the Fund from their gross income for Federal income tax purposes. Dividends derived from Taxable Investments, together with distributions from any net realized short-term securities gains, generally are taxable as ordinary income for Federal income tax purposes whether or not reinvested. Distributions from net realized long-term securities gains generally are taxable as long-term capital gains to a shareholder who is a citizen or resident of the United States, whether or not reinvested and regardless of the length of time the shareholder has held his shares.

     With respect to the California Municipal Fund, if, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of obligations which, when held by an individual, the interest therefrom is exempt from California personal income tax, and if the Fund qualifies as a management company under the California Revenue and Taxation Code, then the Fund will be qualified to pay dividends to its shareholders that are exempt from California personal income tax (but not from California franchise tax) ("California exempt-interest dividends"). However, the total amount of California exempt-interest dividends paid by the Fund to a non-corporate shareholder with respect to any taxable year cannot exceed such shareholder's pro rata share of interest received by the Fund during such year that is exempt from California taxation less any expenses and expenditures deemed to have been paid from such interest.

     For shareholders subject to the California personal income tax, exempt-interest dividends derived from California Municipal Obligations will not be subject to the California personal income tax. Distributions from net realized short-term capital gains to California resident shareholders will be subject to the California personal income tax distributed by the Fund as ordinary income. Distributions from net realized long-term capital gains may constitute long-term capital gains for individual California resident shareholders. Unlike under Federal tax law, the California Municipal Fund's shareholders will not be subject to California personal income tax, or receive a credit for California taxes paid by the Fund, on undistributed capital gains. In addition, California tax law does not consider any portion of the exempt-interest dividends paid an item of tax preference for the purpose of computing the California alternative minimum tax.

     With respect to the Minnesota Municipal Fund, dividends paid by the Fund to a Minnesota resident are not subject to the Minnesota personal income tax to the extent that the dividends are attributable to income received by the Fund as interest from Minnesota Municipal Obligations, provided such attributable dividends represent 95% or more of the exempt-interest dividends that are paid by the Fund. Moreover, dividends paid by the Fund to a Minnesota resident are not subject to the Minnesota personal income tax to the extent that the dividends are attributable to income received by the Fund as interest from the Fund's investment in direct U.S. Government obligations. Dividends and distributions by the Fund to a Minnesota resident that are attributable to most other sources are subject to the Minnesota personal income tax. Dividends and distributions from the Fund will be included in the determination of taxable net income of corporate shareholders who are subject to Minnesota income (franchise) taxes. In addition, dividends attributable to interest received by the Fund that is a preference item for Federal income tax purposes, whether or not such interest is from a Minnesota Municipal Obligation, may be subject to the Minnesota alternative minimum tax. The shares of the Fund are not subject to property taxation by Minnesota or its political subdivisions.


                              YIELD INFORMATION

     For the seven-day period ended November 30, 1998, the yield and effective yield for Class A and Class B shares of each Fund were as follows:

Name of Fund and Class          Yield           Effective Yield
Government Money Fund
  Class A                     4.30%                4.39%
  Class B                     4.10% / 4.07%*       4.18% / 4.15%*

Money Fund
  Class A                     4.41%                4.51%
  Class B                     4.21% / 4.20%*       4.30% / 4.29%*

California Municipal Fund
  Class A                     2.52%                2.55%
  Class B                     2.06% / 2.00%*       2.08% / 2.02%*

Minnesota Municipal Fund
  Class A                     2.73% / 2.77%        2.77% / 2.60%
  Class B                     2.57% / 2.00%*       2.60% / 2.08%*

National Municipal Fund
  Class A                     2.73% / 2.77%          -0-  %
  Class B                     2.38% / 2.00%*       2.30% / 2.33%*

New York Municipal Fund
  Class A                     2.43%                2.46%
  Class B                     2.13% / 2.06%*       2.15% / 2.08%*


________________________
* Net of absorbed expenses.

     Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result. Both yield figures take into account any applicable distribution and service fees. As a result, at any given time, the performance of Class B shares should be expected to be lower than that of Class A shares.

     As to the Municipal Funds, tax equivalent yield is computed by dividing that portion of the yield or effective yield (calculated as described above) which is tax exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Fund that is not tax exempt.
Based upon a 1998 Federal and State of California income tax rate of 45.22%, the tax equivalent yield for the 7-day period ended November 30, 1998 for Class A and Class B shares of the California Municipal Fund was as follows:

Name of Fund and Class                      Tax Equivalent Yield

California Municipal Fund
     Class A                                 4.60%
     Class B                                 3.76% / 3.65%*

     Based upon a 1998 Federal and State of Minnesota income tax rate of 44.73%, the tax equivalent yield for the seven-day period ended November 30, 1998 for the Class A and Class B shares of the Minnesota Municipal Fund was as follows:

Name of Fund and Class                      Tax Equivalent Yield

Minnesota Municipal Fund
     Class A                                 4.94% / 4.65
     Class B                                 4.65% / 3.73%*

     Based upon a 1998 Federal tax rate of 39.60%, the tax equivalent yield for the seven-day period ended November 30, 1998 for the Class A and Class B shares of National Municipal Fund was as follows:

Name of Fund and Class                      Tax Equivalent Yield

National Municipal Fund
     Class A                                 4.52%
     Class B                                 3.94% / 3.81%*

     Based upon a combined 1998 Federal, New York State and New York City personal income tax rate of 46.43%, the tax equivalent yield for the seven-day period ended November 30, 1998 for Class A and Class B shares of the New York Municipal Fund was as follows:

Name of Fund and Class                      Tax Equivalent Yield

New York Municipal Fund
     Class A                                 4.54%
     Class B                                 3.98% / 3.85%*

_____________
* Net of absorbed expenses.

     The tax equivalent yields noted above for the National Municipal Fund represent the application of the highest Federal marginal personal income tax rate presently in effect. The tax equivalent figures, however, do not include the potential effect of any state or local (including, but not limited to, county, district or city) taxes, including applicable surcharges. The tax equivalent yields noted above for the California Municipal Fund represents the application of the highest Federal and State of California marginal personal income tax rates presently in effect. The tax equivalent yields noted above for the Minnesota Municipal Fund represent the application of the highest Federal and State of Minnesota marginal personal income tax rates presently in effect. The tax equivalent yields noted above for the New York Municipal Fund represent the application of the highest Federal, New York State, and New York City marginal personal income tax rates in effect at that time. For Federal personal income tax purposes a 39.6% tax rate has been used, for California State income tax purposes the rate of 9.30% has been used, for Minnesota State income tax purposes, the rate of 8.50 % has been used and for New York State and New York City personal income tax purposes, the rates of 6.85% and 4.46%, respectively, have been used. In addition, there may be pending legislation which could affect such stated tax rates or yields. You should consult your tax adviser, and consider your own factual circumstances and applicable tax laws, in order to ascertain the relevant tax equivalent yield.

     Yields will fluctuate and are not necessarily representative of future results. You should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. Your principal in a Fund is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which a Fund's price per share is determined.

     From time to time, each Municipal Fund may use hypothetical tax equivalent yields or charts in its advertising. These hypothetical yields or charts will be used for illustrative purposes only and not as being representative of the Fund's past or future performance.

     From time to time, advertising materials for a Fund may refer to or discuss then-current or past economic conditions, developments and/or events, or actual or proposed tax legislation, and may refer to statistical or other information concerning trends relating to investment companies, as compiled by industry associations such as the Investment Company Institute.


                           PORTFOLIO TRANSACTIONS

     Portfolio securities ordinarily are purchased directly from the issuer or from an underwriter or a market maker for the securities. Usually no brokerage commissions, as such, are paid by a Fund for such purchases. Purchases from underwriters of portfolio securities include a concession paid by the issuer to the underwriter and the purchase price paid to, and sales price received from, market makers for the securities may include the spread between the bid and asked price. No brokerage commissions have been paid by any Fund to date.

     Transactions are allocated to various dealers by the portfolio managers of a Fund in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager to supplement its own research and analysis with the views and information of other securities firms and may be selected based upon their sales of shares of a Fund or other funds advised by the Manager or its affiliates.

     Research services furnished by brokers through which a Fund effects securities transactions may be used by the Manager in advising other funds it advises and, conversely, research services furnished to the Manager by brokers in connection with other funds the Manager advises may be used by the Manager in advising the Fund. Although it is not possible to place a dollar value on these services, it is the opinion of the Manager that the receipt and study of such services should not reduce the overall expenses of its research department.


                         INFORMATION ABOUT THE FUNDS

     Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares have equal rights as to dividends and in liquidation. Shares have no preemptive or subscription rights and are freely transferable.

     The Minnesota Municipal Fund and the National Municipal Fund are separate series of the Company. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. The Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

     Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for each Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of a majority, in the case of the Government Money Fund, National Municipal Fund and Money Fund, or two-thirds, in the case of the California Municipal Fund and New York Municipal Fund, of the Fund's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

     The California Municipal Fund and New York Municipal Fund are organized as unincorporated business trusts under the laws of the Commonwealth of Massachusetts. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Agreement and Declaration of Trust (the "Trust Agreement") for each of these Funds disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Fund intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of the shareholder for liabilities of the Fund.

     Each Fund sends annual and semi-annual financial statements to all its share-holders.


                      COUNSEL AND INDEPENDENT AUDITORS

     Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for each Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Funds' Prospectus.

     Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, independent auditors, have been selected as independent auditors of each Fund.

                                 APPENDIX A
                              (MONEY FUND ONLY)


     Description of the two highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch IBCA, Inc. ("Fitch"), Duff & Phelps Credit Rating Co. ("Duff"), and Thomson BankWatch, Inc. ("BankWatch"):

Commercial Paper and Short-Term Ratings

     The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations and ordinarily will be evidenced by leading market positions in well established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2
(P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

     The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

     The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment. Obligations rated TBW-2 are supported by a strong capacity for timely repayment, although the degree of safety is not as high as for issues rated TBW-1.

Bond and Long-Term Ratings

     Bonds rated AAA are considered by S&P to be the highest grade obligations and possess an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P are judged by S&P to have a very strong capacity to pay principal and interest and, in the majority of instances, differ only in small degrees from issues rated AAA. The rating AA may be modified by the addition of a plus or minus sign to show relative standing within the rating category.

     Bonds rated Aaa by Moody's are judged to be of the best quality. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards and, together with the Aaa group they comprise what are generally known as high-grade bonds. Bonds rated Aa are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger. Moody's applies numerical modifiers 1, 2 and 3 in the Aa rating category. The modifier 1 indicates a ranking for the security in the higher end of this rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of the rating category.

     Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

     Bonds rated AAA by Duff are considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than U.S. Treasury debt. Bonds rated AA are considered by Duff to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

     Fitch also assigns a rating to certain international and U.S. banks. A Fitch bank rating represents Fitch's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, Fitch uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, Fitch assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support from central banks or shareholders if it experienced difficulties, and such ratings are considered by Fitch to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent Fitch's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

     In addition to ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through E. BankWatch examines all segments of the organization including, where applicable, the holding company, member banks or associations, and other subsidiaries. In those instances where financial disclosure is incomplete or untimely, a qualified rating (QR) is assigned to the institution. BankWatch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which the bank is domiciled.

                                 APPENDIX B
                              (MUNICIPAL FUNDS)

     Description of certain S&P, Moody's and Fitch ratings:

S&P

Municipal Bond Ratings

     An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation.

     The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable, and will include:
(1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and
(3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                              AAA

     Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                               AA

     Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Municipal Note Ratings

                              SP-1

     The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

Commercial Paper Ratings

     The rating A is the highest rating and is assigned by S&P to issues that are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. Paper rated A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.



Moody's

Municipal Bond Ratings

                              Aaa

     Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                               Aa

     Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds in the Aa category which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

Commercial Paper Ratings

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2
(P-2) have a strong ability for repayment of senior short-term debt obligations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Municipal Note Ratings

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). Such ratings recognize the difference between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

     A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, you should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

     Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody's assigns a MIG or VMIG rating, all categories define an investment grade situation.

                          MIG 1/VMIG 1

     This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                          MIG 2/VMIG 2

     This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


Fitch

Municipal Bond Ratings


     The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operating performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                              AAA

     Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                               AA

     Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

Short-Term Ratings

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     Although the credit analysis is similar to Fitch's bond ratings analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                              F-1+

     Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                              F-1

     Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                              F-2

     Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.


                                 APPENDIX C

                INVESTING IN CALIFORNIA MUNICIPAL OBLIGATIONS

         RISK FACTORS--INVESTING IN CALIFORNIA MUNICIPAL OBLIGATIONS



     The following information is a summary of special factors affecting investments in California Municipal Securities and is drawn from the Official Statement issued by the State for its public bond issue on December 9, 1998. The sources of payment for such obligations and the marketability thereof may be affected by financial or other difficulties experienced by the State of California and certain of its municipalities and public authorities. It does not purport to be a complete description and is based on information from official statements relating to securities offerings of California issuers.


State Finances

The Budget Process

     The State's fiscal year begins on July 1 and ends on June 30. The State operates on a budget basis, using a modified accrual system of accounting, with revenues credited in the period in which they are measurable and available and expenditures debited in the period in which the corresponding liabilities are incurred.


     The annual budget is proposed by the Governor by January 10 of each year for the next fiscal year (the "Governor's Budget"). Under State law, the annual proposed Governor's Budget cannot provide for projected expenditures in excess of projected revenues and balances available from prior fiscal years. Following the submission of the Governor's Budget, the Legislature takes up the proposal.


     Under the State Constitution, money may be drawn from the Treasury only through an appropriation made by law. The primary source of the annual expenditure authorizations is the Budget Act as approved by the Legislature and signed by the Governor. The Budget Act must be approved by a two-thirds majority vote of each House of the Legislature. The Governor may reduce or eliminate specific line items in the Budget Act or any other appropriations bill without vetoing the entire bill. Such individual line-item vetoes are subject to override by a two-thirds majority vote of each House of the Legislature.


     Appropriations also may be included in legislation other than the Budget Act (except for K-14 education) must be approved by a two-thirds majority vote in each House of the Legislature and be signed by the Governor. Bills containing K-14 education appropriations only require a simple majority vote. Continuing appropriations, available without regard to fiscal year, may also be provided by statute or the State Constitution.


     Funds necessary to meet an appropriation need not be in the State Treasury at the time such appropriation is enacted; revenues may be appropriated in anticipation of their receipt.


The General Fund

     The moneys of the State are segregated into the General Fund and over 900 Special Funds, including Bond, Trust and Pension Funds. The General Fund consists of revenues received by the State Treasury and not required by law to be credited to any other fund, as well as earnings from the investment of State moneys not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most of the major revenue sources of the State.
The General Fund may be expended as a consequence of appropriation measures enacted by the Legislature and approved by the Governor, as well as appropriations pursuant to various constitutional authorizations and initiative statutes.


The Special Fund for Economic Uncertainties

     The Special Fund for Economic Uncertainties ("SFEU") is funded with General Fund revenues and was established to protect the State from unforeseen revenue reductions and/or unanticipated expenditure increases. Amounts in the SFEU may be transferred by the State Controller as necessary to meet cash needs of the General Fund. The State Controller is required to return moneys so transferred without payment of interest as soon as there are sufficient moneys in the General Fund.


     The legislation creating the SFEU contains a continuous appropriation from the General Fund authorizing the State Controller to transfer to the SFEU, as of the end of each fiscal year, the lesser of (i) the unencumbered balance in the General Fund and (ii) the difference between the State's "appropriations subject to limitation" for the fiscal year then ended and its "appropriations limit" as defined in Section 8 of Article XIII B of the State Constitution and established in the Budget Act for that fiscal year, as jointly estimated by the State's Legislative Analyst's Office and the Department of Finance. In certain circumstances, moneys in the SFEU may be used in connection with disaster relief.


     For budgeting and accounting purposes, any appropriation made from the SFEU is deemed an appropriation from the General Fund. For year-end reporting purposes, the State Controller is required to add the balance in the SFEU to the balance in the General Fund so as to show the total moneys then available for General Fund purposes.




     The SFEU projection reflects the enactment of the Budget Act on August 21, 1998. This figure contains the latest revenue projections and expenditure amounts appropriated in the Budget Act and trailer bills at that point in time. As in any year, the Budget Act and related trailer bills are not the only pieces of legislation which appropriate funds. Other factors including re-estimates of revenues and expenditures, existing statutory requirements, and additional legislation introduced and passed by the Legislature may impact the reserve amount.


     In the Budget Act for Fiscal Year 1998-99, signed on August 21, 1998, the Department of Finance projects the SFEU will have a balance of about $1.255 billion at June 30, 1999.


Prior Fiscal Years' Financial Results

Fiscal Years Prior to 1995-96

     Pressures on the State's budget in the late 1980's and early 1990's were caused by a combination of external economic conditions (including a recession which began in 1990) and growth of the largest General Fund Programs - K-14 education, health, welfare and corrections - at rates faster than the revenue base. During this period, expenditures exceeded revenues in four out of six years up to 1992-93, and the State accumulated and sustained a budget deficit approaching $2.8 billion at its peak at June 30, 1993. Between the 1991-92 and 1994-95 Fiscal Years, each budget required multibillion dollar actions to bring projected revenues and expenditures into balance, including significant cuts in health and welfare program expenditures; transfers of program responsibilities and funding from the State to local governments, transfer of about $3.6 billion in annual local property tax revenues from other local governments to local school districts, thereby reducing State funding for schools under Proposition 98; and revenue increases (particularly in the 1991-92 Fiscal Year Budget), most of which were for a short duration.


     Despite these budget actions, the effects of the recession led to large, unanticipated budget deficits. By the 1993-94 Fiscal Year, the accumulated deficit was so large that it was impractical to budget to retire it in one year, so a two-year program was implemented, using the issuance of revenue anticipation warrants to carry a portion of the deficit over the end of the fiscal year. When the economy failed to recover sufficiently in 1993-94, a second two-year plan was implemented in 1994-95, again using cross-fiscal year revenue anticipation warrants to partly finance the deficit into the 1995-96 fiscal year.


     Another consequence of the accumulated budget deficits, together with other factors such as disbursement of funds to local school districts "borrowed" from future fiscal years and hence not shown in the annual budget, was to significantly reduce the State's cash resources available to pay its ongoing obligations. When the Legislature and the Governor failed to adopt a budget for the 1992-93 Fiscal Year by July 1, 1992, which would have allowed the State to carry out its normal annual cash flow borrowing to replenish its cash reserves, the State Controller issued registered warrants to pay a variety of obligations representing prior years' or continuing appropriations, and mandates from court orders. Available funds were used to make constitutionally-mandated payments, such as debt service on bonds and warrants. Between July 1 and September 4, 1992, when the budget was adopted, the State Controller issued a total of approximately $3.8 billion of registered warrants.


     For several fiscal years during the recession, the State was forced to rely on external debt markets to meet its cash needs, as a succession of notes and revenue anticipation warrants were issued in the period from June 1992 to July 1994, often needed to pay previously maturing notes or warrants. These borrowings were used also in part to spread out the repayment of the accumulated budget deficit over the end of a fiscal year, as noted earlier. The last and largest of these borrowings was $4.0 billion of revenue anticipation warrants which were issued in July, 1994 and matured on April 25, 1996.


1995-96 and 1996-97 Fiscal Years

     The State's financial condition improved markedly during the 1995-96, 1996-97 and 1997-98 fiscal years, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint based on the actions taken in earlier years. The State's cash position also improved, and no external deficit borrowing has occurred over the end of these three fiscal years.


     The economy grew strongly during these fiscal years, and as a result, the General Fund took in substantially greater tax revenues (around $2.2 billion in 1995-96, $1.6 billion in 1996-97 and $2.2 billion in 1997-98)
than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, and to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97. The accumulated budget deficit from the recession years was finally eliminated. The Department of Finance estimates that the State's budget reserve (the SFEU) totaled $639.8 million as of June 30, 1997 and $1.782 billion at June 30, 1998.


     The following were major features of the 1997-98 Budget Act:


     1. For the second year in a row, the Budget contained a large increase in funding for K-14 education under Proposition 98, reflecting strong revenues which exceeded initial budgeted amounts. Part of the nearly $1.75 billion in increased spending was allocated to prior fiscal years. Funds were provided to fully pay for the cost-of-living-increase component of Proposition 98, and to extend the class size reduction and reduction and reading initiatives.


     2. The Budget Act reflected the $1.228 billion pension case judgment payment, and brought funding of the State's pension contribution back to the quarterly basis which existed prior to the deferral actions which were invalidated by the courts.


     3. Funding from the General Fund for the University of California and California State University was increased by about 6 percent ($121 million and $107 million, respectively), and there was no increase in student fees.


     4. Because of the effect of the pension payment, most other State programs were continued at 1996-97 levels, adjusted for caseload changes.


     5. Health and welfare costs were contained, continuing generally the grant levels from prior years, as part of the initial implementation of the new CalWORKs program.


     6. Unlike prior years, this Budget Act did not depend on uncertain federal budget actions. About $300 million in federal funds, already included in the federal FY 1997 and 1998 budgets, was included in the Budget Act, to offset incarceration costs for illegal aliens.


     7. The Budget Act contained no tax increases, and no tax reductions. The Renters Tax Credit was suspended for another year, saving approximately $500 million.


     The Department of Finance released updated estimates for the 1997-98 Fiscal Year on January 9, 1998 as part of the Governor's 1998-99 Fiscal Year Budget Proposal. Total revenues and transfers are projected at $52.9 billion, up approximately $360 million from the Budget Act projection. Expenditures for the fiscal year are expected to rise approximately $200 million above the original Budget Act, to $53.0 billion. The balance in the budget reserve, the SFEU, is projected to be $329 million at June 30, 1998, compared to $461 million at June 30, 1997.


Current State Budget

1998-99 Fiscal Year Budget

     When the Governor released his proposed 1998-99 Fiscal Year Budget on January 9, 1998, he projected General Fund revenues for the 1998-99 Fiscal Year of $55.4 billion, and proposed expenditures in the same amount. By the time the Governor released the May Revision to the 1998-99 Budget ("May Revision") on May 14, 1998, the Administration projected that revenues for the 1997-98 and 1998-99 Fiscal Years combined would be more than $4.2 billion higher than was projected in January. The Governor proposed that most of this increased revenue be dedicated to fund a 75% cut in the Vehicle License Fee ("VLF").


     The Legislature passed the 1998-99 Budget Bill on August 11, 1998, and the Governor signed it on August 21, 1998. Some 33 companion bills necessary to implement the budget were also signed. In signing the Budget Bill, the Governor used his line-item veto power to reduce expenditures by $1.360 billion from the General Fund, and $160 million from Special Funds. Of this total, the Governor indicated that about $250 million of vetoed funds were "set aside" to fund programs for education. Vetoed items included education funds, salary increases and many individual resources and capital projects.


     The 1998-99 Budget Act is based on projected General Fund revenues and transfers of $57.0 billion (after giving effect to various tax reductions enacted in 1997 and 1998), a 4.2% increase from the revised 1997-98 figures. Special Fund revenues were estimated at $14.3 billion. The revenue projections were based on the May Revision. Economic problems overseas since that time may affect the May Revision projections. See "Economic Assumptions" below.


     After giving effect to the Governor's vetoes, the Budget Act provides authority for expenditures of $57.3 billion from the General Fund (a 7.3% increase from 1997-98), $14.7 billion from Special Funds, and $3.4 billion from bond funds. The Budget Act projects a balance in the SFEU at June 30, 1999 (but without including the "set aside" veto amount) of $1.255 billion, a little more than 2% of General Fund revenues. The Budget Act assumes the State will carry out its normal intra-year cash flow borrowing in the amount of $1.7 billion of revenue anticipation notes, which were issued on October 1, 1998.


     The most significant feature of the 1998-99 budget was agreement on a total of $1.4 billion of tax cuts. The central element is a bill which provides for a phased-in reduction of the VLF. Since the VLF is currently transferred to cities and counties, the bill provides for the General Fund to replace the lost revenues. Starting on January 1, 1999, the VLF will be reduced by 25%, at a cost to the General Fund of approximately $500 million in the 1998-99 Fiscal Year and about $1 billion annually thereafter.


     In addition to the cut in VLF, the 1998-99 budget includes both temporary and permanent increase in the personal income tax dependent credit ($612 million General Fund cost in 1998-99, but less in future years), a nonrefundable renters tax credit ($133 million), and various targeted business tax credits ($106 million).


     Other significant elements of the 1998-99 Budget Act are as follows:


     1. Proposition 98 funding for K-12 schools is increased by $1.7 billion in General Fund moneys over revised 1997-98 levels, about $300 million higher than the minimum Proposition 98 guaranty. An additional $600 million was appropriated to "settle up" prior years' Proposition 98 entitlements, and was primarily devoted to one-time uses such as block grants, deferred maintenance, and computer and laboratory equipment. Of the 1998-99 funds, major new programs include money for instructional and library materials, deferred maintenance, support for increasing the school year to 180 days and reduction of class sizes in Grade 9. The Governor held $250 million of education funds which were vetoed as set-aside for enactment of additional reforms. Overall, per-pupil spending for K-12 schools under Proposition 98 is increased to $5,695, more than one-third higher than the level in the last recession year of 1993-94. The Budget also includes $250 million as repayment of prior years' loans to schools, as part of the settlement of the CTA v. Gould lawsuit.


     2. Funding for higher education increased substantially above the level called for in the Governor's four-year compact. General Fund support was increased by $340 million (15.6%) for the University of California and $267 million (14.1%) for the California State University system. In addition, Community Colleges received a $300 million (6.6%) increase under Proposition 98.


     3. The Budget includes increased funding for health, welfare and social services programs. A 4.9% grant increase was included in the basic welfare grants, the first increase in those grants in 9 years. Future increases will depend on sufficient General Fund revenue to trigger the phased cuts in VLF described above.


     4. Funding for the judiciary and criminal justice programs increased by about 11% over 1997-98, primarily to reflect increased State support for local trial courts and rising prison population.


     5. Various other highlights of the Budget included new funding for resources projects, dedication of $376 million of General Fund moneys for capital outlay projects, funding of a 3% State employee salary increase, funding of 2,000 new Department of Transportation positions to accelerate transportation construction projects, and funding of the Infrastructure and Economic Development Bank ($50 million).


     6. The State of California received approximately $167 million of federal reimbursements to offset costs related to the incarceration of undocumented alien felons for federal fiscal year 1997. The State anticipates receiving approximately $195 million in federal reimbursements for federal fiscal year 1998.


     After the Budget Act was signed, and prior to the close of the Legislative session on August 31, 1998, the Legislature passed a variety of fiscal bills. The Governor had until September 30, 1998 to sign or veto these bills. The bills with the most significant fiscal impact which the Governor signed include $235 million for certain water system improvements in Southern California, $243 million for the State's share of the purchase of environmentally sensitive forest lands, $178 million for state prisons, $160 million for housing assistance ($40 million of which was included in the 1998-99 Budget Act and an additional $120 million reflected in Proposition IA), and $125 million for juvenile facilities. The Governor also signed bills totaling $223 million for education programs which were part of the Governor's $250 million veto "set aside," and $32 million for local governments fiscal relief. In addition, he signed a bill reducing by $577 million the State's obligation to contribute to the State Teachers' Retirement System in the 1998-99 Fiscal Year.


     Based solely on the legislation enacted, on a net basis, the reserve for June 30, 1999, was reduced by $256 million. On the other hand, 1997-98 revenues have been increased by $160 million. The revised June 30, 1999, reserve is projected to be $1,159 million or $96 million below the level projected at the Budget Act. The reserve projected in the Budget Act was $1,255 million. It is important to emphasize that the new reserve level is based on 1998-99 revenue and expenditure assumptions as of the Budget Act except to augment for legislation signed after the budget enactment. These assumptions will not be updated until the 1999-00 Governor's Budget is released on January 10, 1999. In November, 1998, the Legislative Analyst's Office released a report predicting that General Fund revenues for 1998-99 would be somewhat lower, and expenditures somewhat higher, than the Budget Act forecasts, but the net variance would be within the projected $1.2 billion year-end reserve amount.


Local Governments

     The primary units of local government in California are the counties, ranging in population from 1,200 in Alpine County to almost 9,600,000 in Los Angeles County. Counties are responsible for the provision of many basic services, including indigent health care, welfare, jails and public safety in unincorporated areas. There are also about 480 incorporated cities, and thousands of other special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978, which reduced and limited the future growth of property taxes, and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Counties, in particular, have had fewer options to raise revenues than many other local government entities, and have been required to maintain many services.


     Historically, funding for the State's trial court system was divided between the State and the counties. However, Chapter 850, Statutes of 1997, implemented a restructuring of the State's trial court funding system. Funding for the courts, with the exception of costs for facilities, local judicial benefits, and revenue collection, was consolidated at the State level. The county contribution for both their general fund and fine and penalty amounts is capped at the 1994-95 level and becomes part of the Trial Court Trust Fund, which supports all trial court operations. The State assumed responsibility for future growth in trial court funding. The consolidation of funding is intended to streamline the operation of the courts, provide a dedicated revenue source, and relieve fiscal pressure on the counties. Beginning in 1998-99, the county general fund contribution for court operations is reduced by $300 million, including $10.7 million to buy out the contribution of the 20 smallest counties, and cities will retain $62 million in fine and penalty revenue previously remitted to the state; the General Fund backfilled the $362 million revenue loss to the Trial Court Trust Fund. In addition to this general fund backfill, a $50 million augmentation is included in the 1998 Budget Act for the trial courts to fund workload increases and high priority issues such as court security. In 1999-2000, the county general fund contribution will be further reduced by an additional $92 million to buy out the next 17 smallest counties and reduce by 10 percent of the general fund contribution of the remaining 21 counties.


     The entire statewide welfare system has been changed in response to the change in federal welfare law enacted in 1996 (see "Welfare Reform" above). Under the CalWORKs program, counties are given flexibility to develop their own plans, consistent with state law, to implement the program and to administer many of its elements, and their costs for administrative and supportive services are capped at the 1996-97 levels. Counties are also given financial incentives if, at the individual county level or statewide, the CalWORKs program produces savings associated with specified standards. Counties will still be required to provide "general assistance" aid to certain persons who cannot obtain welfare from other programs.


     In the aftermath of Proposition 13, the State provided aid from the General Fund to make up some of the loss of property tax moneys, including taking over the principal responsibility for funding K-12 schools and community colleges. During the recession, the Legislature eliminated most of the remaining components of post-Proposition 13 aid to local government entities other than K-14 education districts, although it has also provided additional funding sources (such as sales taxes) and reduced certain mandates for local services. Since then the State has also provided additional funding to counties and cities through such programs as health and welfare realignment, welfare reform, trial court restructuring, the COPs program supporting local public safety departments, and various other measures.


     In 1996, voters approved Proposition 218, entitled the "Right to Vote on Taxes Act," which incorporates new Articles XIIIC and XIIID into the California Constitution. These new provisions place limitations on the ability of local government agencies to impose or raise various taxes, fees, charges and assessments without voter approval. Certain "general taxes" imposed after January 1, 1995 must be approved by voters in order to remain in effect. In addition, Article XIIIC clarifies the right of local voters to reduce taxes, fees, assessments or charges through local initiatives. There are a number of ambiguities concerning the Proposition and its impact on local governments and their bonded debt which will require interpretation by the courts or the Legislature. Proposition 218 does not affect the State or its ability to levy or collect taxes.


     On December 23, 1997, a consortium of California counties filed a test claim with the Commission on State Mandates (the "Commission") asking the Commission to determine whether the property tax shift from counties to the Educational Revenue Augmentation Fund, which is a funding source for schools, is a reimbursable state mandated cost. On August 11, 1998, the State Department of Justice, on behalf of the State Department of Finance, filed a rebuttal in opposition to the counties' claim. The issue is currently scheduled to be heard by the Commission on October 22, 1998. The fiscal impact to the State General fund if the Commission determines that the property tax shifts created a reimbursable state mandate could total approximately $8 billion for the 1996-97 ($2.5 billion), 1997-98 ($2.6 billion) and 1998-99 ($2.7 billion) property tax shifts. Ongoing costs to the State General Fund would be approximately $2.7 billion annually. Any Commission decision adverse to the State can be appealed to the courts.


State Appropriations Limit

     The State is subject to an annual appropriations limit imposed by
Article XIII B of the State Constitution (the "Appropriations Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on the Bonds or other voter-authorized bonds.


     Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of the Appropriations Limit. "Appropriations subject to limitation," with respect to the State, are authorizations to spend "proceeds of taxes," which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by that entity in providing the regulation, product or service," but "proceeds of taxes" exclude most state subventions to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds.


     Not included in the Appropriations Limit are appropriations for the debt service costs of bonds existing or authorized by January 1, 1979, or subsequently authorized by the voters, appropriations required to comply with mandates of courts or the federal government, appropriations for qualified capital outlay projects, appropriations of revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels, and appropriation of certain special taxes imposed by initiative (e.g., cigarette and tobacco taxes). The Appropriations Limit may also be exceeded in cases of emergency.


     The State's Appropriations Limit in each year is based on the limit for the prior year, adjusted annually for changes in State per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility of providing services to or from another unit of government. The measurement of change in population is a blended average of statewide overall population growth, and change in attendance at local school and community college ("K-14") districts. The Appropriations Limit is tested over consecutive two-year periods. Any excess of the aggregate "proceeds of taxes" received over such two-year transfers to K-14 districts and refunds to taxpayers.


     The Legislature has enacted legislation to implement Article XIII B which defines certain terms used in Article XIII B and sets forth the methods for determining the Appropriations Limit. California Government Code Section 7912 requires an estimate of the Appropriations Limit to be included in the Governor's Budget, and thereafter to be subject to the budget process and established in the Budget Act.




     In the Budget Act for Fiscal Year 1998-99 enacted August 21, 1998, the Department of Finance projects the State's Appropriations Subject to Limitations will be $6.3 billion under the State's Appropriations Limit in Fiscal Year 1998-99.


Proposition 98


     On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education below the university level and the operation of the State Appropriations Limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Under Proposition 98 (as modified by Proposition 111, which was enacted on June 5, 1990), K-14 schools are guaranteed the greater of (a) in general, a fixed percent of General Fund revenues ("Test 1"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIII B by reference to State per capita personal income) and enrollment ("Test 2"), or (c) a third test, which would replace Test 2 in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income ("Test 3"). Under Test 3, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If Test 3 is used in any year, the difference between Test 3 and Test 2 would become a "credit" to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth. Legislation adopted prior to the end of the 1988-89 Fiscal Year, implementing Proposition 98, determined the K-14 schools' funding guarantee under Test 1 to be 40.3 percent of the General Fund tax revenues, based on 1986-87 appropriations. However, that percent has been adjusted to approximately 35 percent to account for a subsequent redirection of local property taxes, since such redirection directly affects the share of General Fund revenues to schools.


     Proposition 98 permits the Legislature by two-thirds vote of both houses, with the Governor's concurrence, to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools.




     During the recent recession, General Fund revenues for several years were less than originally projected, so that the original Proposition 98 appropriations turned out to be higher than the minimum percentage provided in the law. The Legislature responded to these developments by designating the "extra" Proposition 98 payments in one year as a "loan" from future years' Proposition 98 entitlements, and also intended that the "extra" payments would not be included in the Proposition 98 "base" for calculating future years' entitlements. By implementing these actions, per-pupil funding from Proposition 98 sources stayed almost constant at approximately $4,200 from Fiscal Year 1991-92 to Fiscal Year 1993-94.


     In 1992, a lawsuit was filed, called California Teachers' Association
v. Gould, which challenged the validity of these off-budget loans. The settlement of this case, finalized in July, 1996, provides, among other things, that both the State and K-14 schools share in the repayment of prior years' emergency loans to schools. Of the total $1.76 billion in loans, the State will repay $935 million by forgiveness of the amount owed, while schools will repay $825 million. The State share of the repayment will be reflected as an appropriation above the current Proposition 98 base calculation. The schools' share of the repayment will count as appropriations that count toward satisfying the Proposition 98 guarantee, or from "below" the current base. Repayments are spread over the eight-year period of 1994-95 through 2001-02 to mitigate any adverse fiscal impact.


     Substantially increased General Fund revenues, above initial budget projections, in the fiscal years 1994-95 and thereafter have resulted or will result in retroactive increases in Proposition 98 appropriations from subsequent fiscal years' budgets. Because of the State's increasing revenues, per-pupil funding at the K-12 level has increased by about 36% from the level in place from 1991-92 through 1993-94, and is estimated at about $5,695 per ADA in 1998-99. A significant amount of the "extra" Proposition 98 monies in the last few years have been allocated to special programs, most particularly an initiative to allow each classroom from grades K-3 to have no more than 20 pupils by the end of the 1997-98 school year. There are also new initiatives increasing instructional time, for purchasing new instructional and library materials, and expanding teacher preparation and support.


ECONOMY AND POPULATION

Introduction

     California's economy, the largest among the 50 states and one of the largest in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. Since 1994, California's economy has been performing strongly after suffering a deep recession between 1990-94.


Population and Labor Force

     The State's July 1, 1997 population of over 32.9 million represented over 12 percent of the total United States population.


     California's population is concentrated in metropolitan areas. As of the April 1, 1990 census, 96 percent resided in the 23 Metropolitan Statistical Areas in the State. As of July 1, 1997, the 5-county Los Angeles area accounted for 49 percent of the State's population, with 16.0 million residents, and the 10-county San Francisco Bay Area represented 21 percent, with a population of 6.9 million.


     The following table shows California's population data for 1992 through 1997.


                             Population 1992-97


                        % Increase                  % Increase
                           Over                       Over     California as %
        California       Preceding   United States  Preceding  of United States
Year   Population(a)       Year      Population(a)    Year

1992    31,188,000         2.0        255,011,000      1.2         12.2
1993    31,517,000         1.1        257,795,000      1.1         12.2
1994    31,790,000         0.9        260,372,000      1.0         12.2
1995    32,063,000         0.9        262,890,000      1.0         12.2
1996    32,383,000         1.0        265,284,000      0.9         12.2
1997    32,957,000         1.8        267,575,000      0.9         12.3


________________________
(a)Population as of July 1.


SOURCE: U.S. Department of Commerce, Bureau of the Census; State of California, Department of Finance.


     The following table presents civilian labor force data for the resident population, age 16 and over, for the years 1992 to 1997.


                                 Labor Force
                                   1992-97

          Labor Force Trends (Thousands)       Unemployment Rate(%)

Year      Labor Force     Employment        California  United States


1992         15,404          13,973            9.3         7.5
1993         15,359          13,918            9.4         6.9
1994         15,450          14,122            8.6         6.1
1995         15,412          14,203            7.8         5.6
1996         15,568          14,444            7.2         5.4
1997         15,971          14,965            6.3         4.9


____________________

SOURCE: State of California, Employment Development Department.


Employment, Income, Construction and Retail Sales


     The following table shows California's nonagricultural employment distribution and growth for 1990 and 1997.


                     Payroll Employment By Major Sector
                                1990 and 1997

                                             Employment          % Distribution
                                             (Thousands)         of Employment
Industry Sector                             1990       1997     1990     1997

Mining..............................          39         29      0.3      0.2
Construction........................         605        554      4.8      4.2
Manufacturing
  Nondurable goods..................         721        728      5.7      5.5
  High Technology...................         686        517      5.4      3.9
  Other Durable goods...............         690        669      5.4      5.1
Transportation and Utilities........         624        663      4.9      5.1
Wholesale and Retail Trade..........       3,002      3,057     23.7     23.2
Finance, Insurance
  and Real Estate...................         825        756      6.5      5.7
Services............................       3,395      4,051     26.8     30.8
Government
  Federal...........................         362        285      2.9      2.2
  State and Local...................       1,713      1,858     13.5     14.1
  TOTAL
  AGRICULTURAL......................      12,662     13,167      100      100


___________________
SOURCE: State of California, Employment Development Department and State of California, Department of Finance.


      The following tables show California's total and per capita income patterns for selected years.


                        Total Personal Income 1992-97

                           California

  Year     Millions      %Change    California % of U.S.
1992        684,674       4.8(*)         13.1
1993        698,130        2.0           12.8
1994(a)     718,321        2.9           12.5
1995        754,269        5.0           12.4
1996        798,020        5.8           12.5
1997        846,017        6.0           12.5


_____________________
(*)Change from prior year.
(a)Reflects Northridge earthquake, which caused an estimated $15 billion drop in personal income.


Note:  Omits income for government employees overseas.


SOURCE: U.S. Department of Commerce, Bureau of Economic Analysis.


                     Per Capita Personal Income 1992-97

                                                                California
  Year    California    % Change    United States    % Change   % of U.S.

1992      22,163           3.2(*)      20,546         4.7(*)      107.9
1993      22,388           1.0         21,220         3.3         105.5
1994(a)   23,899           2.3         22,056         3.9         103.8
1995      23,901           4.4         23,063         4.6         103.6
1996      25,050           4.8         24,169         4.8         103.6
1997      26,218           4.7         25,298         4.7         103.6


   ________________________
(*)Change from prior year.
(a)Reflects Northridge earthquake, which caused an estimated $15 billion drop in personal income.


SOURCE:  U.S. Department of Commerce, Bureau of Economic Analysis.


LITIGATION

     In the case of Board of Administration, California Public Employees' Retirement System, et al. v. Pete Wilson, Governor, et al., plaintiffs challenged the constitutionality of legislation which deferred payment of the State's employer contribution to the Public Employees' Retirement System beginning in Fiscal Year 1992-93. On January 11, 1995, the Sacramento County Superior Court entered a judgment finding that the legislation unconstitutionally impaired the vested contract rights of PERS members. The judgment provides for issuance of a writ of mandate directing State defendants to disregard the provisions of the legislation, to implement the statute governing employer contributions that existed before the changes in the legislation found to be unconstitutional, and to transfer to PERS the contributions that were unpaid to date. On February 19, 1997, the State Court of Appeal affirmed the decision of the Superior Court, and the Supreme Court subsequently refused to hear the case, making the Court of Appeals' ruling final.


     On July 30, 1997, the Controller transferred $1.228 billion from the General Fund to PERS in repayment of the principal amount determined to have been improperly deferred. Subsequent State payments to PERS will be made on a quarterly basis. On July 7, 1998, pursuant to Chapter 94, Statutes of 1998, the State paid PERS $332.7 million for the accrued interest on the judgment and interest on the unpaid accrued interest amount. See "CURRENT STATE BUDGET - 1998-99 Fiscal Year Budget" above.


     On June 24, 1998, plaintiffs in Howard Jarvis Taxpayers Association et al. v. Kathleen Connell filed a complaint for certain declaratory and injunctive relief challenging the authority of the State Controller to make payments from the State Treasury in the absence of a state budget. On July 21, 1998, the trial court issued a preliminary injunction prohibiting the State Controller from paying moneys from the State Treasury for fiscal year 1998-99, with certain limited exceptions, in the absence of a state budget. The preliminary injunction, among other things, prohibited the State Controller from making any payments pursuant to any continuing appropriation.


     On July 22 and 27, 1998, various employee unions which had intervened in the case appealed the trial court's preliminary injunction and asked the Court of Appeal to stay the preliminary injunction. On July 28, 1998, the Court of Appeal granted the unions' requests and stayed the preliminary injunction pending the Court of Appeal's decision on the merits of the appeal. On August 5, 1998, the Court of Appeal denied the plaintiffs' request to reconsider the stay. Also on July 22, 1998, the State Controller asked the California Supreme Court to immediately stay the trial court's preliminary injunction and to overrule the order granting the preliminary injunction on the merits. On July 29, 1998, the Supreme Court transferred the State Controller's request to the Court of Appeal. The matters are now pending before the Court of Appeal.


     In Jordan v. Department of Motor Vehicles, plaintiff challenged the validity and constitutionality of the State's smog impact fee and requested a refund of the fee. In October 1997, the trial court ruled in favor of plaintiff and, in addition, ordered the State to provide refunds to all persons who paid the smog impact fee from three years before the filing of the lawsuit in 1995 to the present. Plaintiff asserts that the total amount required to be refunded will exceed $350 million. The State has appealed.


     A judgment was entered for plaintiffs in California Ambulance Association v. Shalala et al., described at page 63 of Exhibit I to this Appendix. The Ninth Circuit Court of Appeals, however, reversed the trial court's decision. Plaintiffs filed a petition for certiorari at the United States Supreme Court, which the State opposed. The petition is currently pending at the Supreme Court.


     A judgment was entered for plaintiff in August 1998 in the case of Ceridian Corporation v. Franchise Tax Board, described at pages 63-64 of
Exhibit 1. The State will appeal.


     In Hathaway, et al. v. Wilson, et al., described at page 65 of Exhibit 1, the plaintiffs and the State reached a settlement which resolved all the issues presented in the case. Pursuant to the settlement, judgment was entered in August 1998, requiring the State to return $19,427,000 from the General Fund to one special fund.


     In Thomas Hayes v. Commission on State Mandates, described at page 64 of Exhibit 1, the Commission on State Mandates is now expected to issue a final consolidated decision in late 1998.


     In February 1998, the Court of Appeal in California State Employees Association v. Wilson, described at page 64 of Exhibit 1, modified, then affirmed, a judgment in favor of the plaintiffs invalidating the transfer of $12,290,000 from the State Highway Account to the General Fund.


     In July 1998, the parties in Beno v. Sullivan and Welch v. Anderson, described at page 65 of Exhibit 1, entered into a settlement agreement in which the State agreed to pay $42 million in return for plaintiffs' agreement to dismiss both actions.


Information Technology

     The State's reliance on information technology in every aspect of its operations has made Year 2000-related ("Y2K") information technology ("IT") issues a high priority for the State. The Department of Information Technology ("DOIT"), an independent office reporting directly to the Governor, is responsible for ensuring the State's information technology processes are fully functional before the year 2000. The DOIT has created a Year 2000 Task Force and a California 2000 Office to establish statewide policy requirements; to gather, coordinate, and share information; and to monitor statewide progress. In December 1996, the DOIT began requiring departments to report on Y2K activities and currently requires departmental monthly reporting of Y2K status. The DOIT has emphasized to departments that efforts should be focused on applications that support mission-critical business practices.


     The risks posed by Y2K information technology related issues are not confined to computer systems, but also include problems presented by embedded microchips (products or systems that contain microchips to perform functions such as traffic control, instruments used in hospitals or medical laboratories, and California Aqueduct monitoring). To address these problems, the Governor issued Executive Order W-163-97, broadening the responsibilities of the DOIT to resolve these issues as well as legal questions associated with Y2K issues. The executive order also required that mission critical systems be remediated by December 31, 1998, that purchases of new systems, hardware, software and equipment be Year 2000 compliant and further limited new computer projects to those required by law until a department's Y2K problems are resolved. The DOIT has also more recently required departments to address interfacing of State IT systems with external IT systems, and to report on contingency planning status for problems which might occur if IT systems are not fully remediated by the end of 1999.


     In its quarterly report for the period ending June 30, 1998 (the "July Quarterly Report"), the DOIT reported that departments under its supervision had identified 642 mission critical IT systems out of a total of 2,432 systems. Of the mission-critical systems, 87 were reported as already Y2K compliant. Of the remaining 555 mission critical systems requiring remediation, 128 were reported as completed. While the DOIT does not oversee certain independent State entities, such as the judiciary, the Legislature, the University of California and California State University System, it believes these other agencies are well under way with their own Y2K remediation plans.


     In its quarterly report for the period ending September 30, 1998 (the "October Quarterly Report"), the DOIT updated its survey of State departments, and reported that the number of mission-critical systems needing remediation was reduced to 532, and 220 of them had been remediated. However, the DOIT reported that fewer projects were completed by September 30, 1998 than had been planned by departments, and more projects were falling into fourth quarter 1998 and first quarter 1999. Thus, some mission-critical systems (less than 10%) would not meet the Governor's Executive Order target to be remediated by December 31, 1998.


     In late August, 1998, the State Auditor ("BSA") released a report on "Year 2000 Computer Problems." The BSA surveyed 39 State departments and compared their status to the March 31, 1998 DOIT quarterly report. (The work for BSA's report was done before the DOIT July Quarterly Report was ready.) The BSA Report concluded that some agencies had fallen behind schedule by as much as 1-3 months compared to their March expectations. The BSA Report also noted concern that departments were not making adequate plans to test remediated systems, were not focusing sufficiently on problems associated with data interface with other governmental and private bodies, and were not far enough along in developing "business continuation plans" to ensure continued operations after January 1, 2000 in the event of IT problems. The DOIT responded in some detail to the BSA report, generally agreeing with its identification of issue areas, and stating that it was following up on all areas with the departments.


     In the July Quarterly Report, the DOIT estimates total Y2K costs identified by the departments under its supervision at about $239 million, of which more than $100 million was projected to be expended in fiscal years 1998-99 and 1999-2000. The October Quarterly Report indicated the total costs were now estimated to be at least $290 million, and the estimate would likely increase in the future. These costs are part of much larger overall IT costs incurred annually by State departments and do not include costs for remediation for embedded technology, desktop systems and additional costs resulting from discoveries in the testing process. For fiscal year 1998-99, the Legislature created a $20 million fund for unanticipated Y2K costs, which can be increased if necessary.


     Although the DOIT reports that State departments are making substantial progress overall toward the goal of Y2K compliance, the task is very large and will likely encounter unexpected difficulties. The State cannot predict whether all mission critical systems will be ready and tested by late 1999 or what impact failure of any particular IT system(s) or of outside interfaces with State IT systems might have. The State Treasurer's Office and the State Controller's Office report that they are both on schedule to complete their Y2K remediation projects by December 31, 1998, allowing full testing during 1999. These systems include debt service payments on State debt and the State fiscal and accounting system.



                                 APPENDIX D

                INVESTING IN MINNESOTA MUNICIPAL OBLIGATIONS

        RISK FACTORS -- INVESTING IN MINNESOTA MUNICIPAL OBLIGATIONS

     State Government. The State of Minnesota was formally organized as a territory in 1849 and was admitted to the Union in 1858 as the 32nd state. Bordered by Canada on the north, Lake Superior and Wisconsin on the east, Iowa on the south, and North and South Dakota on the west, it is the 12th largest and 20th most populous state in the Union.

     The Minnesota Constitution organizes State government into three branches: Executive, Legislative and Judicial. The Legislative Branch is composed of a Senate and a House of Representatives. Fiscal administration is performed by the Department of Finance under the control and supervision of the Commissioner of Finance.

     State and State-Related Indebtedness. The Minnesota Constitution authorizes public debt to be incurred for the acquisition and betterment of public land, buildings and other improvements of a capital nature or for appropriations or loans to Minnesota state agencies or political subdivisions for this purpose, as the Legislature by the three-fifths vote of each House may direct, and to finance the development of agricultural resources of the State by extending credit on real estate security, as the Legislature may direct. All such debt is evidenced by the issuance of State of Minnesota bonds maturing within 20 years of their date of issue, for which the full faith and credit and taxing powers of the State are irrevocably pledged. There is no limitation as to the amount or interest rate of such general obligation issues.

     As of November 1, 1998, the outstanding principal amount of all Minnesota general obligation bonds was approximately $2.4 billion.

     The Minnesota Constitution limits Minnesota general obligation debt to
(i) short-term debt for Minnesota operating purposes, (ii) short-term debt for making loans to school districts and (iii) voter-approved long-term debt.

     Short-term debt for operating purposes is limited to an amount not in excess of 15 percent of undedicated revenues received during the preceding fiscal year and must be issued only to meeting obligations incurred pursuant to appropriation and repaid during the fiscal year in which incurred. The April, 1998, end of session cash flow analysis for Minnesota's Statutory General Fund indicates that Minnesota will have a positive cash flow balance during the Current Biennium which began on July 1, 1997 and ends June 30, 1999. Minnesota has no short-term debt outstanding and, therefore, Minnesota does not expect to do any short-term borrowing for cash flow purposes during the Current Biennium.

     There are also various Minnesota authorities and special purpose agencies created by the state which issue bonds secured by specific revenues. Such debt is not a general obligation of the State of Minnesota.

     Constitutional and Statutory Provisions Relating to Minnesota and Local Funding. Minnesota revenues in Minnesota are generated primarily from individual income taxes, corporate franchise taxes, sales and use taxes, insurance gross earnings taxes, estate taxes, motor vehicle excise taxes, excise taxes on liquor and tobacco, mortgage taxes, deed taxes, legalized gambling taxes, rental motor vehicle taxes, 900 telephone service taxes, taconite and iron ore taxes, and health care provider taxes. In addition to the major taxes described above, other sources of non-dedicated revenue include minor taxes, 60% of Minnesota's lottery net proceeds, unrestricted grants, fees and charges of Minnesota state agencies and departments, and investment income. County, municipal and certain special purpose districts (such as water, flood or mosquito control districts) are authorized to levy property taxes within specified legislative limits. A portion of Minnesota's revenues is allocated from state government to other governmental units within Minnesota such as municipal and county governments, school districts and state agencies through a complex series of appropriations and financial aid formulas. This financial interdependency of the Minnesota state government with other units of government, subject all levels of government, in varying degrees, to fluctuations in Minnesota's overall economy.

     Minnesota's constitutional prescribed fiscal period is a biennium, and Minnesota operates on a biennial budget basis with revenues created in the period in which they are collected and expenditures debited in the period in which the corresponding liabilities are incurred. The biennium begins on July 1st of the odd numbered year and runs through June 30th of the next odd numbered year.

     Minnesota's ability to appropriate funds is limited by the Minnesota Constitution, which directs that Minnesota government shall not in any biennium appropriate funds in excess of projected tax revenues from all sources. Minnesota is authorized to levy additional taxes to resolve any inadvertent shortfalls.

     Appropriations for each biennium are enacted during the final legislative session of the immediately preceding biennium. A revenue forecast is prepared during the legislative session to provide the legislature with updated information for the appropriations process. During each biennium, regular forecasts of revenues and expenditures are prepared.

     Minnesota's biennial appropriation process relies on revenue forecasting as the basis for establishing aggregate expenditure levels. Risks are inherent in the revenue and expenditure forecasts. Assumptions about U.S. economic activity and federal tax and expenditure policies underlie these forecasts. Any federal law changes that increase federal income taxes or reduce federal spending programs may adversely affect these forecasts. Finally, even if economic and federal tax assumptions are correct, revenue forecasts are still subject to some normal level of error. The correctness of revenue forecasts and the strength of Minnesota's overall economy may restrict future aid or appropriations from Minnesota government to other units of government.

     Prior to the Current Biennium, Minnesota law established a Budget Reserve and Cash Flow Account in the Accounting General Fund which served two functions. However, in 1995 the Minnesota Legislature departed the Budget Reserve and Cash Flow Account into two separate accounts: the Cash Flow Account and the Budget Reserve Account, each having a different function. The Cash Flow Account was established in the General Accounting Fund for the purpose of providing sufficient cash balances to cover monthly revenue and expenditure imbalances. The use of funds from the Cash Flow Account is governed by statute. The Cash Flow Account balance is set for the Current Biennium at $350 million. No provision has been made for increasing the balance of the Cash Flow Account from increases in forecast revenues over forecast expenditures. The Budget Reserve Account was established in the Accounting General Fund for the purpose of reserving funds to cushion the State from an economic downturn. The use of funds from the Budget Reserve Account and the allocation of surplus forecast balances to the Budget Reserve Account are governed by statute. The Budget Reserve Account balance is set for the Current Biennium at $613 million.

     For the fiscal year ended June 30, 1995, net revenues received were $8.984 billion. After total expenditures and net transfers of $8.894 billion, Fiscal Year 1995 ended with an Unrestricted Accounting General Fund balance of $445 million and an Unreserved Accounting General Fund balance of $1.021 million.

     For the fiscal year ended June 30, 1996, net revenues received were $9.617 billion and total expenditures and net transfers were $9.302 billion.


     For the fiscal year ended June 30, 1997, net revenues received were $10.538 billion. After total expenditures and net transfers of $10.229 billion, Fiscal Year 1997 ended with an Unrestricted Accounting General Fund balance of $1.167 billion.


     Based on end of 1998 legislative session estimates, total revenues for the Current Biennium, which began July 1, 1997 and ends on June 30, 1999, are estimated to be approximately $10.365 billion for fiscal year 1998 and $10.613 billion for fiscal year 1999.

     In 1992 the Minnesota Legislature established the MinnesotaCarer program to provide subsidized health care insurance for long-term uninsured Minnesotans, reform individual and small group health insurance regulations, create a health care analysis unit to collect condition-specific data about health care practices in order to develop practice parameters for health care providers, implement certain cost containment measures into the system, and establish an office of rural health to ensure the health care needs of all Minnesotans are being met. The program is not part of the Accounting General Fund. A separate account, called the Health Care Access Fund, has been established in Minnesota's Special Reserve Fund to account for revenues and expenditures for the MinnesotaCarer program. Program expenditures are limited to revenues received in the Health Care Access Fund. Program revenues are derived from dedication of insurance premiums paid by individuals, five cents of the state cigarette tax through December 31, 1993, and permanent taxes including a 2% gross revenue tax on hospitals, health care providers and wholesale drug distributors, a 2% use tax on prescription drugs and a 1% gross premium tax on nonprofit health service plans and HMOs. A previously required transfer from the Health Care Access Fund to the Accounting General Fund was eliminated after Fiscal year 1995. The purpose of the transfer was to pay for increased costs in the generally funded Medicaid (MA) and General Assistance Medical Care (GAMC) programs, due to applicants found ineligible for MinnesotaCarer, but qualifying for MA or GAMC.

     The 1993 Legislature adopted legislation establishing a school district credit enhancement program. The legislation authorizes and directs the Commissioner of Finance, under certain circumstances and subject to the availability of funds, to issue a warrant and authorize the Commissioner of Children, Families and Learning to pay debt service coming due on school district tax and state-aid anticipation certificates of indebtedness and school district general obligation bonds in the event that the school district notifies the Commissioner of Children, Families and Learning that it does not have sufficient money in its debt service fund for that purpose, or the paying agent informs the Commissioner of Children, Families and Learning that it has not received from the school district timely payment of moneys to be used to pay debt service. The legislation appropriates annually from the Accounting General Fund to the Commissioner of Children, Families and Learning the amount needed to pay any warrants which are issued. The amounts paid on behalf of any school district are required to be repaid by it with interest, either through a reduction of subsequent state-aid payments or by the levy of an ad valorem tax which may be made with the approval of the Commissioner of Children, Families and Learning.
As of October l, 1998, there were approximately $103 million of certificates of indebtedness enrolled in the program, all of which will mature within a 13 month period. The State has not had to make any debt service payments on behalf of school districts under the program and does not expect to make any payments in the future. The state expects that school districts will issue certificates of indebtedness next year and will enroll these certificates in the program in about the same amount of principal as this year.


     School districts may issue certificates of indebtedness or capital notes to purchase certain equipment. The certificates or notes may be issued by resolution of the Board, are general obligations of the school district and must be payable in not more than five years. As of October 1, 1998, there are approximately $17 million principal amount of certificates and notes enrolled in the program.


     School districts are authorized to issue general obligation bonds only when authorized by school district electors or special law, and only after levying a direct, irrevocable ad valorem tax on all taxable property in the school district for the years and in amounts sufficient to produce sums not less than 5% in excess of the principal of an interest on the bonds when due. As of October 1, 1998, the total amount of principal on certificates and capital notes issued for equipment and bonds, plus the interest on these obligations, through the year 2026, is approximately $5.3 billion.

     The amount of revenue generated by Minnesota's tax structure, because of the dependence on the income and sales taxes, is sensitive to the status of the national and local economy. There can be no assurance that the financial problems referred to or similar future problems will not affect the market value or marketability of the Minnesota Municipal Obligations or the ability of the issuers thereof to pay the interest or principal of such obligations.

     Minnesota general obligation bonds are rated Aaa by Moody's and AA+ by S&P and AAA by Fitch.

     Selected Economic and Demographic Factors. Diversity and a significant natural resource base are two important characteristics of Minnesota's economy. Minnesota's economy is being lifted by strong earnings growth in the service industry, rising housing construction, and job gains which are slowly firming up to labor market.

     When viewed in 1997 at a highly aggregative level of detail, the structure of Minnesota's economy parallels the structure of the U.S. economy as a whole. Minnesota employment in ten major industrial sectors was distributed in approximately the same proportions as national employment.
In all sectors, the share of total Minnesota employment was within two percentage points of national employment share.

     Minnesota's employment in the durable goods industries continues to be highly concentrated in industries specializing in the manufacturing of industrial machinery, fabricated metal and instruments. This emphasis is partially explained by the location in Minnesota of computer-related equipment manufacturers. Further, manufacturers of food products, wood products, and printed and published materials joined the high technology manufacturing group which has lead to significant business expansion in Minnesota in this decade.

     The importance of Minnesota's rich natural resource base for overall employment is apparent in the employment mix in non-durable goods industries. In 1997, approximately 30% of Minnesota's non-durable goods employment was concentrated in food and kindred industries, and approximately 17% in paper and allied industries. This compares to approximately 22% and 9%, respectively, for comparable sectors in the national economy. Both of these industries rely heavily on renewable resources in Minnesota. Over half of Minnesota's acreage is devoted to agricultural purposes and nearly one-third to forestry. Printing and publishing are also relatively more important in Minnesota than in the U.S.


     Mining is currently a less significant factor in the Minnesota economy than it once was. Mining employment, primarily in the iron ore or taconite industry, dropped from 17.3 per thousand in 1979 to 7.9 per thousand in 1997. It is not expected that mining employment will soon return to 1979 levels. However, Minnesota retains vast quantities of taconite as well as copper, nickel, cobalt and peat which may be utilized in the future.

     While Minnesota's involvement in the defense industry is limited, as military procurement cuts continue, Minnesota employers may face challenges in maintaining employment and sales. More importantly, Minnesota firms producing electronic components, communication equipment, electrical equipment, chemicals, plastics, computers and software may face additional competition from companies converting from military to civilian production.


     Minnesota resident population grew from 4,085,000 in 1980 to 4,387 in 1990 or, at an average annual compound rate of .7%. In comparison, U.S. population grew at an annual compound rate of .9% during this period. Minnesota population is currently forecast by the U.S. Department of Commerce to grow at an annual compound rate of .8% through 2005.

     Employment and Income Growth in Minnesota. In the period 1980 to 1990, overall employment growth in Minnesota lagged behind national growth. However, manufacturing has been a strong sector, with Minnesota employment outperforming its U.S. counterpart in both the 1980-1990 and 1990-1997 periods.


     In spite of the strong manufacturing sector, during the 1980 to 1990 period, total employment in Minnesota increased 17.9% as compared to 20.1% nationally. Most of Minnesota's slower growth can be associated with declining agricultural employment and two recessions in the U.S. economy in the early 1980's which were more severe in Minnesota than nationwide. Minnesota non-farm employment growth generally kept pace with the nation in the period after the 1981-82 recession ended in late 1982. In the period 1990 to 1997, non-farm employment growth in Minnesota exceeded national growth. Minnesota's non-farm employment grew 16.7% compared to 12.2% nationwide.


     Since 1980, Minnesota per capita personal income has been within six percentage points of national per capita personal income. The state's per capita income, which is computed by dividing personal income by total resident population, has generally remained above the national average in spite of the early 1980's recessions and some difficult years in agriculture. In 1997, Minnesota per capita personal income was 103.9% of its U.S. counterpart.


     Another measure of the vitality of Minnesota's economy is its unemployment rate. During 1996 and 1997, respectively, Minnesota's monthly unemployment rate was generally less than the national unemployment rate, averaging 3.3% in 1997, as compared to the national average of 4.9%.

                                 APPENDIX E


                 INVESTING IN NEW YORK MUNICIPAL OBLIGATIONS

          RISK FACTORS--INVESTING IN NEW YORK MUNICIPAL OBLIGATIONS



     The following information is a summary of special factors affecting investments in New York municipal obligations. It does not purport to be a complete description and is based on information from the Annual Information Statement of the State of New York dated June 26, 1998 and a supplement thereto dated November 4, 1998. The factors affecting the financial condition of New York State (the "State") and New York City (the "City") are complex and the following description constitutes only a summary.

General

     New York is the third most populous state in the nation and has a relatively high level of personal wealth. The state's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location and its excellent air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.


     Services: The services sector, which includes entertainment, personal services, such as health care and auto repairs, and business-related services, such as information processing, law and accounting, is the State's leading economic sector. The services sector accounts for more than three of every ten nonagricultural jobs in New York and has a noticeably higher proportion of total jobs than does the rest of the nation.


     Manufacturing: Manufacturing employment continues to decline in importance in New York, as in most other states, and New York's economy is less reliant on this sector than is the nation. The principal manufacturing industries in recent years produced printing and publishing materials, instruments and related products, machinery, apparel and finished fabric products, electronic and other electric equipment, food and related products, chemicals and allied products, and fabricated metal products.


     Trade: Wholesale and retail trade is the second largest sector in terms of nonagricultural jobs in New York but is considerably smaller when measured by income share. Trade consists of wholesale businesses and retail businesses, such as department stores and eating and drinking establishments.


     Finance, Insurance and Real Estate: New York City is the nation's leading center of banking and finance and, as a result, this is a far more important sector in the State than in the nation as a whole. Although this sector accounts for under one-tenth of all nonagricultural jobs in the State, it contributes over one-sixth of all nonfarm labor and proprietors' income.


     Agriculture: Farming is an important part of the economy of large regions of the State, although it constitutes a very minor part of total State output. Principal agricultural products of the State include milk and dairy products, greenhouse and nursery products, apples and other fruits, and fresh vegetables. New York ranks among the nation's leaders in the production of these commodities.


     Government: Federal, State and local government together are the third largest sector in terms of nonagricultural jobs, with the bulk of the employment accounted for by local governments. Public education is the source of nearly one-half of total state and local government employment.


     Relative to the nation, the State has a smaller share of manufacturing and construction and a larger share of service-related industries. The State's finance, insurance, and real estate share, as measured by income, is particularly large relative to the nation. The State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected during a recession that is concentrated in the service-producing sector.


Economic Outlook

U. S. Economy


     Economic growth during both 1998 and 1999 is expected to be slower than it was during 1997. The financial and economic turmoil which started in Asia and has spread to other parts of the world is expected to continue to negatively affect U.S. trade balances throughout most of 1999. In addition, growth in domestic consumption, which has been a major driving force behind the nation's strong economic performance in recent years, is expected to slow in 1999 as consumer confidence retreats from historic highs and the stock market ceases to provide large amounts of extra discretionary income. However, the lower short-term interest rates which are expected to be in force during 1999 should help prevent a recession. The revised forecast projects real GDP growth of 3.4 percent in 1998, moderately below the 1997 growth rate. In 1999, real GDP growth is expected to fall further, to 1.6 percent. The growth of nominal GDP is projected to decline from 5.9 percent in 1997 to 4.6 percent in 1998 and 3.7 percent in 1999. The inflation rate is expected to drop to 1.7 percent in 1998 before rising to 2.7 percent in 1999. The annual rate of job growth is expected to be 2.5 percent in 1998, almost equaling the strong growth rate experienced in 1997. In 1999, however, employment growth is forecast to slow markedly, to 1.9 percent. Growth in personal income and wages is expected to slow in 1998 and again in 1999.


State Economy

     Continued growth is projected in 1998 and 1999 for employment, wages, and personal income, although, for 1999, a significant slowdown in the growth rates of personal income and wages are expected. The growth of personal income is projected to rise from 4.7 percent in 1997 to 5.0 percent in 1998, but then drop to 3.4 percent in 1999, in part because growth in bonus payments is expected to moderate significantly, a distinct shift from the unusually high increases of the last few years. Overall employment growth is expected to be 2.0 percent in 1998, the strongest in a decade, but is expected to drop to 1.0 percent in 1999, reflecting the slowing growth of the national economy, continued spending restraint in government, less robust profitability in the financial sector and continued restructuring in the manufacturing, health care, and banking sectors.


State Financial Plan

     The State Constitution requires the Governor to submit to the legislature a balanced executive budget which contains a complete plan of expenditures (the "State Financial Plan") for the ensuing fiscal year and all moneys and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. A final budget must be approved before the statutory deadline of April 1. The State Financial Plan is updated quarterly pursuant to law.


1998-99 Fiscal Year

     The State's current fiscal year began on April 1, 1998 and ends on March 31, 1999 and is referred to herein as the State's 1998-99 fiscal year. The Legislature adopted the debt service component of the State budget for the 1998-99 fiscal year on March 30, 1998 and the remainder of the budget on April 18, 1998. In the period prior to adoption of the budget for the current fiscal year, the Legislature also enacted appropriations to permit the State to continue its operations and provide for other purposes. On April 25, 1998, the Governor vetoed certain items that the Legislature added to the Executive Budget. The Legislature had not overridden any of the Governor's vetoes as of the start of the legislative recess on June 19, 1998 (under the State Constitution, the Legislature can override one or more of the Governor's vetoes with the approval of two-thirds of the members of each house).


     General Fund disbursements in 1998-99 are now projected to grow by $2.43 billion over 1997-98 levels, or $690 million more than proposed in the Governor's Executive Budget, as amended. The change in General Fund disbursements from the Executive Budget to the enacted budget reflects legislative additions (net of the value of the Governor's vetoes), actions taken at the end of the regular legislative session, as well as spending that was originally anticipated to occur in 1997-98 but is now expected to occur in 1998-99. The State projects that the 1998-99 State Financial Plan is balanced on a cash basis, with an estimated reserve for future needs of $761 million.


     The State's enacted budget includes several new multi-year tax reduction initiatives, including acceleration of State-funded property and local income tax relief for senior citizens under the School Tax Relief Program (STAR), expansion of the child care income-tax credit for middle-income families, a phased-in reduction of the general business tax, and reduction of several other taxes and fees, including an accelerated phase-out of assessments on medical providers. The enacted budget also provides for significant increases in spending for public schools, special education programs, and for the State and City university systems. It also allocates $50 million for a new Debt Reduction Reserve Fund (DRRF) that may eventually be used to pay debt service costs on or to prepay outstanding State-supported bonds.


     The 1998-99 State Financial Plan projects a closing balance in the General Fund of $1.42 billion that is comprised of a reserve of $761 million available for future needs, a balance of $400 million in the Tax Stabilization Reserve Fund (TSRF), a balance of $158 million in the Community Projects Fund (CPF), and a balance of $100 million in the Contingency Reserve Fund (CRF). The TSRF can be used in the event of an unanticipated General Fund cash operating deficit, as provided under the State Constitution and State Finance Law. The CPF is used to finance various legislative and executive initiatives. The CRF provides resources to help finance any extraordinary litigation costs during the fiscal year.


     Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State's Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and organizations that are not subject to the State's control. The State Financial Plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. The Division of Budget believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. Actual results, however, could differ materially and adversely from the projections set forth herein, and those projections may be changed materially and adversely from time to time. See "Special Considerations" below for a discussion of risks and uncertainties faced by the State.


Second Update (current fiscal year)

     On October 30, 1998, the State issued the second of its three quarterly updates to the 1998-99 Financial Plan. In the Mid-Year Update, the State continues to project that the State Financial Plan for 1998-99 will remain in balance. The State now projects total receipts in 1998-99 of $37.84 billion, an increase of $29 million over the amount projected in the First Quarterly Update. The State has made no changes to its July disbursement projections, with total disbursements of $36.78 billion expected for the current fiscal year. The additional receipts increase the State's projected surplus (reserve for future needs) by $29 million over the July estimate, to $1.04 billion.


     The Financial Plan now projects a closing balance in the General Fund of $1.7 billion. The balance is comprised of the $1.04 billion reserve for future needs, $400 million in the Tax Stabilization Reserve Fund, $100 million in the Contingency Reserve Fund (after a planned deposit of $32 million in 1998-99), and $158 million in the Community Projects Fund.


     The State ended the first six months of 1998-99 fiscal year with a General Fund cash balance of $5.02 billion, roughly $143 million higher than projected in the cash flow accompanying the July Update to the Financial Plan. Total receipts, including transfers from other funds, were approximately $52 million higher than expected, with the increase comprised of additional tax revenues ($22 million) and transfers from other funds ($30 million). Total spending through the first six months of the fiscal year was $16.28 billion, or $91 million lower than projected in July. This variance resulted primarily from higher spending in Grants to Local Governments ($27 million), offset by lower spending in State Operations ($124 million). These variances are timing-related and should not affect total disbursements for the fiscal year.


Outyear Projections Of Receipts And Disbursements

     State law requires the Governor to propose a balanced budget each year. In recent years, the State has closed projected budget gaps of $5.0 billion (1995-96), $3.9 billion (1996-97), $2.3 billion (1997-98), and less than $1 billion (1998-99). The State, as a part of the 1998-99 Executive Budget projections submitted to the Legislature in February 1998, projected a 1999-00 General Fund budget gap of approximately $1.7 billion and a 2000-01 gap of $3.7 billion. As a result of changes made in the 1998-99 enacted budget, the 1999-00 gap is now expected to be roughly $1.3 billion, or about $400 million less than previously projected, after application of reserves created as part of the 1998-99 budget process. Such reserves would not be available against subsequent year imbalances.


     Sustained growth in the State's economy could contribute to closing projected budget gaps over the next several years, both in terms of higher-than-projected tax receipts and in lower-than-expected entitlement spending. However, the State's projections in 1999-00 currently assume actions to achieve $600 million in lower disbursements and $250 million in additional receipts from the settlement of State claims against the tobacco industry. Consistent with past practice, the projections do not include any costs associated with new collective bargaining agreements after the expiration of the current round of contracts at the end of the 1998-99 fiscal year. The State expects that the 1999-00 Financial Plan will achieve savings from initiatives by State agencies to deliver services more efficiently, workforce management efforts, maximization of federal and non-General Fund spending offsets, and other actions necessary to bring projected disbursements and receipts into balance.


     The State will formally update its outyear projections of receipts and disbursements for the 2000-01 and 2001-02 fiscal years as a part of the 1999-00 Executive Budget process, as required by law. The revised expectations for years 2000-01 and 2001-02 will reflect the cumulative impact of tax reductions and spending commitments enacted over the last several years as well as new 1999-00 Executive Budget recommendations. The STAR program, which dedicates a portion of personal income tax receipts to fund school tax reductions, has a significant impact on General Fund receipts. STAR is projected to reduce personal income tax revenues available to the General Fund by an estimated $1.3 billion in 2000-01. Measured from the 1998-99 base, scheduled reductions to estate and gift, sales and other taxes, reflecting tax cuts enacted in 1997-98 and 1998-99, will lower General Fund taxes and fees by an estimated $1.8 billion in 2000-01. Disbursement projections for the outyears currently assume additional outlays for school aid, Medicaid, welfare reform, mental health community reinvestment, and other multi-year spending commitments in law. See "Special Considerations" below for a description of other risks and uncertainties associated with the State Financial Plan process.


Special Considerations

     The economic and financial condition of the State may be affected by various financial, social, economic and political factors. These factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the federal
government, that are not under the control of the State.   Because of the
uncertainty and unpredictability of these factors, their impact cannot, as a practical matter, be included in the assumptions underlying the State's projections at this time.


     The State Financial Plan is based upon forecasts of national and State economic activity developed through both internal analysis and review of State and national economic forecasts prepared by commercial forecasting services and other public and private forecasters. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. Many uncertainties exist in forecasts of both the national and State economies, including consumer attitudes toward spending, the extent of corporate and governmental restructuring, the condition of the financial sector, federal fiscal and monetary policies, the level of interest rates, and the condition of the world economy, which could have an adverse effect on the State. There can be no assurance that the State economy will not experience results in the current fiscal year that are worse than predicted, with corresponding material and adverse effects on the State's projections of receipts and disbursements.




     Projections of total State receipts in the Financial Plan are based on the State tax structure in effect during the fiscal year and on assumptions relating to basic economic factors and their historical relationships to State tax receipts. In preparing projections of State receipts, economic forecasts relating to personal income, wages, consumption, profits and employment have been particularly important. The projection of receipts from most tax or revenue sources is generally made by estimating the change in yield of such tax or revenue source caused by economic and other factors, rather than by estimating the total yield of such tax or revenue source from its estimated tax base. The forecasting methodology, however, ensures that State fiscal year collection estimates for taxes that are based on a computation of annual liability, such as the business and personal income taxes, are consistent with estimates of total liability under such taxes.


     Projections of total State disbursements are based on assumptions relating to economic and demographic factors, levels of disbursements for various services provided by local governments (where the cost is partially reimbursed by the State), and the results of various administrative and statutory mechanisms in controlling disbursements for State operations. Factors that may affect the level of disbursements in the fiscal year include uncertainties relating to the economy of the nation and the State, the policies of the federal government, and changes in the demand for and use of State services.


     An additional risk to the State Financial Plan arises from the potential impact of certain litigation and of federal disallowances now pending against the State, which could adversely affect the State's projections of receipts and disbursements. The State Financial Plan assumes no significant litigation or federal disallowance or other federal actions that could affect State finances, but has significant reserves in the event of such an action.


     The Division of the Budget believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. Actual results, however, could differ materially and adversely from the projections set forth herein. In the past, the State has taken management actions to address potential Financial Plan shortfalls, and DOB believes it could take similar actions should variances occur in its projections for the current fiscal year.


     Despite recent budgetary surpluses recorded by the State, actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy, and actions by the federal government have helped to create projected structural budget gaps for the State. These gaps result from a significant disparity between recurring revenues and the costs of maintaining or increasing the level of support for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or or reduce disbursements as it enacts the budget for that year, and, under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years. For example, the fiscal effects of tax reductions adopted in the last several fiscal years (including 1998-99) are projected to grow more substantially beyond the 1998-99 fiscal year, with the incremental annual cost of all currently enacted tax reductions estimated at over $4 billion by the time they are fully effective in State fiscal year 2002-03. These actions will place pressure on future budget balance in New York State.


1998-99 State Financial Plan

     Four governmental fund types comprise the State Financial Plan: the General Fund, the Special Revenue Funds, the Capital Projects Funds, and the Debt Service Funds.


General Fund

     The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. In the State's 1998-99 fiscal year, the General Fund is expected to account for approximately 47.6 percent of all Governmental Funds disbursements and 70.1 percent of total State Funds disbursements. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types. Total receipts and transfers from other funds are projected to be $37.56 billion, an increase of $3.01 billion from the 1997-98 fiscal year. Total General Fund disbursements and transfers to other funds are projected to be $36.78 billion, an increase of $2.43 billion from the 1997-98 fiscal year.


Projected General Fund Receipts

     Total General Fund receipts in 1998-99 are projected to be $37.56 billion, an increase of over $3 billion from the $34.55 billion recorded in 1997-98. This total includes $34.36 billion in tax receipts, $1.40 billion in miscellaneous receipts, and $1.80 billion in transfers from other funds.


     The transfer of a portion of the surplus recorded in 1997-98 to 1998-99 exaggerates the "real" growth in State receipts from year to year by depressing reported 1997-98 figures and inflating 1998-99 projections. Conversely, the incremental cost of tax reductions newly effective in 1998-99 and the impact of statutes earmarking certain tax receipts to other funds work to depress apparent growth below the underlying growth in receipts attributable to expansion of the State's economy. On an adjusted basis, State tax revenues in the 1998-99 fiscal year are projected to grow at approximately 7.5 percent, following an adjusted growth of roughly nine percent in the 1997-98 fiscal year. The discussion below summarizes the State's projections of General Fund taxes and other revenues for the 1998-99 Fiscal year.


     The Personal Income Tax is imposed on the income of individuals, estates and trusts and is based with certain modifications on federal definitions of income and deductions. This tax continues to account for over half of the State's General Fund receipts base. Net personal income tax collections are projected to reach $21.24 billion, nearly $3.5 billion above the reported 1997-98 collection total. Since 1997 represented the completion of the 20 percent income tax reduction program enacted in 1995, growth from 1997 to 1998 will be unaffected by major income tax reductions. Adding to the projected annual growth is the net impact of the transfer of the surplus from 1997-98 to the current year which affects reported collections by over $2.4 billion on a year-over-year basis, as partially offset by the diversion of slightly over $700 million in income tax receipts to the STAR fund to finance the initial year of the school tax reduction program. The STAR program was enacted in 1997 to increase the State share of school funding and reduce residential school taxes. Adjusted for these transactions, the growth in net income tax receipts is roughly $1.7 billion, an increase of over 9 percent. This growth is largely a function of over 8 percent growth in income tax liability projected for 1998 as well as the impact of the 1997 tax year settlement on 1998-99 net collections.


     User taxes and fees are comprised of three-quarters of the State four percent sales and use tax (the balance, one percent, flows to support Local Government Assistance Corporation (LGAC) debt service requirements), cigarette, alcoholic beverage, container, and auto rental taxes, and a portion of the motor fuel excise levies. Also included in this category are receipts from the motor vehicle registration fees and alcoholic beverage license fees. A portion of the motor fuel tax and motor vehicle registration fees and all of the highway use tax are earmarked for dedicated transportation funds.


     Receipts from user taxes and fees are projected to total $7.14 billion, an increase of $107 million from reported collections in the prior year.
The sales tax component of this category accounts for all of the 1998-99 growth, as receipts from all other sources decline $100 million. The growth in yield of the sales tax in 1998-99, after adjusting for tax law and other changes, is projected at 4.7 percent. The yields of most of the excise taxes in this category show a long-term declining trend, particularly cigarette and alcoholic beverage taxes. These General Fund declines are exacerbated in 1998-99 by revenue losses from scheduled and newly enacted tax reductions, and by an increase in earmarking of motor vehicle registration fees to the Dedicated Highway and Bridge Trust Fund.


     Business taxes include franchise taxes based generally on net income of general business, bank and insurance corporations, as well as gross-receipts-based taxes on utilities and gallonage-based petroleum business taxes. Beginning in 1994, a 15 percent surcharge on these levies began to be phased out and, for most taxpayers, there is no surcharge liability for taxable periods ending in 1997 and thereafter.


     Total business tax collections in 1998-99 are now projected to be $4.96 billion, $91 million less than received in the prior fiscal year. The category includes receipts from the largely income-based levies on general business corporations, banks and insurance companies, gross receipts taxes on energy and telecommunication service providers and a per-gallon imposition on petroleum business. The year-over-year decline in projected receipts in this category is largely attributable to statutory changes between the two years. These include the first year of utility-tax rate cuts and the Power for Jobs tax reduction program for energy providers, and the scheduled additional diversion of General Fund petroleum business and utility tax receipts to other funds. In addition, profit growth is also expected to slow in 1998.


     Other taxes include estate, gift and real estate transfer taxes, a tax on gains from the sale or transfer of certain real estate (this tax was repealed in 1996), a pari-mutuel tax and other minor levies. They are now projected to total $1.02 billion -- $75 million below last year's amount. Two factors account for a significant part of the expected decline in collections from this category. First, the effects of the elimination of the real property gains tax collections; second, a decline in estate tax receipts, following the explosive growth recorded in 1997-98, when receipts expanded by over 16 percent.


     Miscellaneous receipts include investment income, abandoned property receipts, medical provider assessments, minor federal grants, receipts from public authorities, and certain other license and fee revenues. Total miscellaneous receipts are projected to reach $1.40 billion, down almost $200 million from the prior year, reflecting the loss of non-recurring receipts in 1997-98 and the growing effects of the phase-out of the medical provider assessments.


     Transfers from other funds to the General Fund consist primarily of tax revenues in excess of debt service requirements, particularly the one percent sales tax used to support payments to LGAC. Transfers from other funds are expected to total $1.8 billion, or $222 million less than total receipts from this category during 1997-98. Total transfers of sales taxes in excess of LGAC debt service requirements are expected to increase by approximately $51 million, while transfers from all other funds are expected to fall by $273 million, primarily reflecting the absence, in 1998-99, of a one-time transfer of nearly $200 million for retroactive reimbursement of certain social services claims from the federal government.


Projected General Fund Disbursements

     General Fund disbursements in 1998-99, including transfers to support capital projects, debt service and other funds are estimated at $36.78 billion. This represents an increase of $2.43 billion or 7.1 percent from 1997-98. Nearly one-half of the growth is for educational purposes, reflecting increased support for public schools, special education programs and the State and City university systems. The remaining increase is primarily for Medicaid, mental hygiene, and other health and social welfare programs, including children and family services. The 1998-99 Financial Plan also includes funds for the current negotiated salary increases for State employees, as well as increased transfers for debt service.


     Grants to Local Governments is the largest category of General Fund disbursements and includes financial assistance to local governments and not-for-profit corporations, as well as entitlement benefits to individuals.
The 1998-99 Financial Plan projects spending of $25.14 billion in this category, an increase of $1.88 billion or 8.1 percent over the prior year. The largest annual increases are for educational programs, Medicaid, other health and social welfare programs, and community projects grants.


     The 1998-99 budget provides $9.65 billion in support of public schools. The year-to-year increase of $769 million is comprised of partial funding for a 1998-99 school year increase of $847 million as well as the remainder of the 1997-98 school year increase that occurs in State fiscal year 1998-
99. Spending for all other educational programs, which includes the State and City university systems, the Tuition Assistance Programs, and handicapped programs, is estimated at $3.00 billion, an increase of $270 million over 1997-98 levels.


     Medicaid costs are estimated at $5.60 billion, an increase of $144 million from the prior year. After adjusting 1997-98 for the $116 million prepayment of an additional Medicaid cycle, Medicaid spending is projected to increase $260 million or 4.9 percent. Disbursements for all other health and social welfare programs are projected to total $3.63 billion, an increase of $131 million from 1997-98. This includes an increase in support for children and families and local public health programs, offset by a decline in welfare spending of $75 million that reflects continuing State and local efforts to reduce welfare fraud, declining caseloads, and the impact of State and federal welfare reform legislation.


     Remaining disbursements primarily support community-based mental hygiene programs, community and public health programs, local transportation programs, and revenue sharing payments to local governments. Revenue sharing and other general purpose aid to local governments are projected at $837 million, an increase of approximately $37 million from 1997-98.


     State operations spending reflects the administrative costs of operating the State's agencies, including the prison system, mental hygiene institutions, the State University system (SUNY), the Legislature, and the court system. Personal service costs account for approximately 73 percent of spending in this category. Since January 1995, the State's workforce has been reduced by about 10 percent and is projected to remain at its current level of approximately 191,000 persons in 1998-99.


     State operations spending is projected at $6.70 billion, an increase of $511 million of 8.3 percent from the prior year. This increase is primarily due to an additional payroll cycle in 1998-99, a 3.5 percent general salary increase on October 1, 1998 for most State employees, the loss of federal receipts that would otherwise lower General Fund spending in mental hygiene programs, and a projected 15.6 percent increase in the Judiciary's budget.


     General State charges account primarily for the costs of providing fringe benefits for State employees, including contributions to pension systems, the employer's share of social security contributions, employer contributions toward the cost of health insurance, and the costs of providing worker's compensation and unemployment insurance benefits. This category also reflects certain fixed costs such as payments in lieu of taxes, and payments of judgments against the State or its public officers.


     Disbursements in this category are estimated at $2.22 billion, a decrease of $50 million from the prior year. This annual decline reflects projected decreases in pension costs and Court of Claims payments, offset by modest projected increases for health insurance contributions, social security costs, and the loss of reimbursements due to a reduction in the fringe benefit rate charged to positions financed by non-General Fund sources.


     Debt service paid from the General Fund reflects debt service on short-term obligations of the State, and includes only interest costs on the State's commercial paper program. The 1998-99 debt service estimate is $11 million, reflecting relative stability in short-term interest rates. The State's short-term TRAN borrowing program was eliminated in 1995.


     Transfers to other funds from the General Fund are made primarily to finance certain portions of State capital projects spending and debt service on long-term bonds where these costs are not funded from other sources.


     Transfers in support of debt service are projected at $2.13 billion in 1998-99, an increase of $110 million from 1997-98. The increase reflects the impact of certain prior year bond sales (net of refunding savings), and certain bond sales planned to occur during the 1998-99 fiscal year. The State Financial Plan also establishes a transfer of $50 million to the new Debt Reduction Reserve Fund. The Fund may be used, subject to enactment of new appropriations, to pay the debt service costs on or to prepay State-supported bonds.


     Transfers in support of capital projects provide General Fund support for projects not otherwise financed through bond proceeds, dedicated taxes and other revenues, or federal grants. These transfers are projected at $200 million for 1998-99, comparable to last year.


     Remaining transfers from the General Fund to other funds are estimated to decline $59 million in 1998-99 to $327 million. This decline is primarily the net impact of one-time transfers in 1997-98 to the State University Tuition Stabilization Fund and to the Lottery Fund to support school aid, offset by a 1998-99 increase in the State subsidy to the Roswell Park Cancer Research Institute.


Non-recurring Resources

     The Division of the Budget estimates that the 1998-99 State Financial Plan contains actions that provide non-recurring resources or savings totaling approximately $64 million, the largest of which is a retroactive reimbursement of federal welfare claims.


     The 1998-99 Financial Plan projects a closing fund balance in the General Fund of $1.42 billion. This fund balance is composed of a reserve of $761 million available for future needs, a $400 million balance in the TSRF, a $158 million balance in the CPF, and a balance of $100 million in the CRF, after a projected deposit of $32 million in 1998-99.


Other Governmental Funds

     In addition to the General Fund, the State Financial Plan includes Special Revenue Funds, Capital Projects Funds and Debt Service Funds which are discussed below. Amounts below do not include other sources and uses of funds transferred to or from other fund types.


Special Revenue Funds

     Special Revenue Funds are used to account for the proceeds of specific revenue sources such as federal grants that are legally restricted, either by the Legislature or outside parties, to expenditures for specified purposes. Although activity in this fund type is expected to comprise approximately 41 percent of total governmental funds receipts in the 1998-99 fiscal year, three-quarters of that activity relates to federally-funded programs.


     Total disbursements for programs supported by Special Revenue Funds are projected at $29.97 billion, an increase of $2.32 billion or 8.4 percent from 1997-98. Federal grants account for approximately three-quarters of all spending in the Special Revenue fund type. Disbursements from federal funds are estimated at $21.78 billion, an increase of $1.12 billion or 5.4 percent. The single largest program in this fund group is Medicaid, which is projected at $13.65 billion, an increase of $465 million or 3.5 percent above last year. Federal support for welfare programs is projected at $2.53 billion, similar to 1997-98. The remaining growth in federal funds is primarily due to the new Child Health Plus program, estimated at $197 million in 1998-99. This program will expand health insurance coverage to children of indigent families.


     State special revenue spending is projected to be $8.19 billion, an increase of $1.20 billion or 17.2 percent from last year's levels. Most of this projected increase in spending is due to the $704 million cost of the first phase of the STAR program, as well as $231 million in additional operating assistance for mass transportation, and $113 million for the State share of the new Child Health Plus program.


Capital Projects Funds

     Capital Projects Funds account for the financial resources used in the acquisition, construction, or rehabilitation of major State capital facilities, and for capital assistance grants to certain local governments or public authorities. This fund type consists of the Capital Projects Fund, which is supported by tax receipts transferred from the General Fund, and various other capital funds established to distinguish specific capital construction purposes supported by other revenues. In the 1998-99 fiscal year, activity in these funds is expected to comprise 5.5 percent of total governmental receipts.


     Capital Projects Funds spending in fiscal year 1998-99 is projected at $4.14 billion, an increase of $575 million or 16.1 percent from last year. The major components of this expected growth are transportation and environmental programs, including continued increased spending for 1996 Clean Water/Clean Air Bond Act projects and higher projected disbursements from the Environmental Protection Fund (EPF). Another significant component of this projected increase is in the area of public protection, primarily for facility rehabilitation and construction of additional prison capacity.


Debt Service Funds

     Debt Service Funds are used to account for the payment of principal and interest on long-term debt of the State and to meet commitments under lease-purchase and other contractual-obligation financing arrangements. This fund type is expected to comprise 3.8 percent of total governmental fund receipts in the 1998-99 fiscal year. Receipts in these funds in excess of debt service requirements may be transferred to the General Fund, Capital Projects Funds and Special Revenue Funds, pursuant to law.


     Total disbursements form the Debt Service Fund type are estimated at $3.36 billion in 1998-99, an increase of $275 million or 8.9 percent from 1997-98 levels. Of the increase, $102 million is for transportation purposes, including debt service on bonds issued for State and local highway and bridge programs financed through the New York State Thruway Authority and supported by the Dedicated Highway and Bridge Trust Fund. Another $45 million is for education purposes, including State and City University programs financed through the Dormitory Authority of the State of New York (DASNY). The remainder is for a variety of programs in such areas as mental health and corrections, and for general obligation financings.


Year 2000 Compliance

     New York State is currently addressing "Year 2000" data processing compliance issues. The Year 2000 compliance issue ("Y2K") arises because most computer software programs allocate two digits to the data field for "year" on the assumption that the first two digits will be "19." Such programs will thus interpret the year 2000 as the year 1900 absent reprogramming. Y2K could impact both the ability to enter data into computer programs and the ability of such programs to correctly process data.


     In 1996, the State created the Office for Technology (OFT) to help address statewide technology issues, including the Year 2000 issue. OFT has estimated that investments of at least $140 million will be required to bring approximately 350 State mission-critical and high-priority computer systems not otherwise scheduled for replacement into Year 2000 compliance, and the State is planning to spend $100 million in the 1998-99 fiscal year for this purpose. Mission-critical computer applications are those which impact the health, safety and welfare of the State and its citizens, and for which failure to be in Y2K compliance could have a material and adverse impact upon State operations. High-priority computer applications are those that are critical for a State agency to fulfill its mission and deliver services, but for which they are manual alternatives. Work has been completed on roughly 20 percent of these systems. All remaining unfinished mission-critical and high-priority systems have at least 40 percent or more of the work completed. Contingency planning is underway for those systems which may be non-compliant prior to failure dates. The enacted budget also continues funding for major systems scheduled for replacement, including the State payroll, civil service, tax and finance and welfare management systems, for which Year 2000 compliance is included as a part of the project.


     OFT is monitoring compliance on a quarterly basis and is providing assistance and assigning resources to accelerate compliance for mission-critical systems, with most compliance testing expected to be completed by mid-1999. There can be no guarantee, however, that all of the State's mission-critical and high-priority computer systems will be Year 2000 compliant and that there will not be an adverse impact upon State operations or State finances as a result.


Cash-Basis Results for Prior Fiscal Years

     The State reports its financial results on two bases of accounting: the cash basis, showing receipts and disbursements; and the modified accrual basis, prescribed by Generally Accepted Accounting Principles ("GAAP"), showing revenues and expenditures.

General Fund 1995-96 through 1997-98

     The General Fund is the principal operating fund of the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is the State's largest fund and receives most State taxes and other resources not dedicated to particular purposes. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types. A narrative description of cash-basis results in the General Fund is presented below.




     New York State's financial operations have improved during recent fiscal years. During the period 1989-90 through 1991-92, the State incurred General Fund operating deficits that were closed with receipts from the issuance of tax and revenue anticipation notes ("TRANs"). A national recession, followed by the lingering economic slowdown in New York and the regional economy, resulted in repeated shortfalls in receipts and three budget deficits during those years. During its last six fiscal years, however, the State has recorded balanced budgets on a cash basis, with positive fund balances as described below.


1997-98 Fiscal Year

     The State ended its 1997-98 fiscal year in balance on a cash basis, with a General Fund cash surplus as reported by DOB of approximately $2.04 billion. The cash surplus was derived primarily from higher-than-anticipated receipts and lower spending on welfare, Medicaid, and other entitlement programs.


     The General Fund had a closing balance of $638 million, an increase of $205 million from the prior fiscal year. The balance is held in three accounts within the General Fund: the Tax Stabilization Reserve Fund
(TSRF), the Contingency Reserve Fund (CRF) and the Community Projects Fund
(CPF). The TSRF closing balance was $400 million, following a required deposit of $15 million (repaying a transfer made in 1991-92) and an extraordinary deposit of $68 million made from the 1997-98 surplus. The CRF closing balance was $68 million, following a $27 million deposit from the surplus. The CPF, which finances legislative initiatives, closed the fiscal year with a balance of $170 million, an increase of $95 million. The General Fund closing balance did not include $2.39 billion in the tax refund reserve account, of which $521 million was made available as a result of the Local Government Assistance Corporation (LGAC) financing program and was required to be on deposit on March 31, 1998.


     General Fund receipts and transfers from other funds for the 1997-98 fiscal year (including net tax refund reserve account activity) totaled $34.55 billion, an annual increase of $1.51 billion, or 4.57 percent over 1996-97. General Fund disbursements and transfers to other funds were $34.35 billion, an annual increase of $1.45 billion or 4.41 percent.


1996-97 Fiscal Year

     The State ended its 1996-97 fiscal year on March 31, 1997 in balance on a cash basis, with a General Fund cash surplus as reported by DOB of approximately $1.42 billion. The cash surplus was derived primarily from higher-than-expected receipts and lower-than-expected spending for social services programs.


     The General Fund closing balance was $433 million, an increase of $146 million from the 1995-96 fiscal year. The balance included $317 million in the TSRF, after a required deposit of $15 million and an additional deposit of $65 million in 1996-97. In addition, $41 million remained on deposit in the CRF. The remaining $75 million reflected amounts then on deposit in the Community Projects Fund. The General Fund closing balance did not include $1.86 billion in the tax refund reserve account, of which $521 million was made available as a result of the LGAC financing program and was required to be on deposit as of March 31, 1997.


     General Fund receipts and transfers from other funds for the 1996-97 fiscal year totaled $33.04 billion, an increase of 0.7 percent from the previous fiscal year (including net tax refund reserve account activity). General Fund disbursements and transfers to other funds totaled $32.90 billion for the 1996-97 fiscal year, an increase of 0.7 percent from the 1995-96 fiscal year.


1995-96 Fiscal Year

     The State ended its 1995-96 fiscal year on March 31, 1996 with a General Fund cash surplus, as reported by DOB, of $445 million. The cash surplus was derived from higher-than-expected receipts, savings generated through agency cost controls, and lower-than-expected welfare spending.


     The General Fund closing fund balance was $287 million, an increase of $129 million from 1994-95 levels. The $129 million change in fund balance is attributable to a $65 million voluntary deposit to the TSRF, a $15 million required deposit to the TSRF, a $40 million deposit to the CRF, and a $9 million deposit to the Revenue Accumulation Fund. The closing fund balance included $237 million on deposit in the TSRF. In addition, $41 million was on deposit in the CRF. The remaining $9 million reflected amounts then on deposit in the Revenue Accumulation Fund. The General Fund closing balance did not include $678 million in the tax refund reserve account of which $521 million was made available as a result of the LGAC financing program and was required to be on deposit as of March 31, 1996.


     General Fund receipts and transfers from other funds (including net refund reserve account activity) totaled $32.81 billion, a decrease of 1.1 percent from 1994-95 levels. General Fund disbursements and transfers to other funds totaled $32.68 billion for the 1995-96 fiscal year, a decrease of 2.2 percent from 1994-95 levels.


Other Governmental Funds (1995-96 through 1997-98)




     Activity in the three other governmental funds has remained relatively stable over the last three fiscal years, with federally-funded programs comprising approximately two-thirds of these funds. The most significant change in the structure of these funds has been the redirection of a portion of transportation-related revenues from the General Fund to two new dedicated funds in the Special Revenue and Capital Projects fund types. These revenues are used to support the capital programs of the Department of Transportation and the Metropolitan Transportation Authority (MTA).




     In the Special Revenue Funds, disbursements increased from $26.26 billion to $27.65 billion over the last three years, primarily as a result of increased costs for the federal share of Medicaid. Other activity reflected dedication of taxes to a new fund for mass transportation, new lottery games, and new fees for criminal justice programs.


     Disbursements in the Capital Projects Funds declined over the three year period from $3.97 billion to $3.56 billion as spending for miscellaneous capital programs decreased, partially offset by increases for mental hygiene, health and environmental programs. The composition of this fund type's receipts also changed as the dedicated transportation taxes began to be deposited, general obligation bond proceeds declined substantially, federal grants remained stable, and reimbursements from public authority bonds (primarily transportation related) increased.


     Activity in the Debt Service Funds reflected increased use of bonds during the three-year period for improvements to the State's capital facilities and the continued costs of the LGAC fiscal reform program. The increases were moderated by the refunding savings achieved by the State over the last several years using strict present value savings criteria. The growth in LGAC debt service was offset by reduced short-term borrowing costs reflected in the General Fund.


Litigation
State Finance Policies

Insurance Law


     Proceedings have been brought by two groups of petitioners challenging regulations promulgated by the Superintendent of Insurance that established excess medical malpractice premium rates for fiscal years 1986-87 through 1996-97 (New York State Health Maintenance Organization Conference, Inc., et al. v. Muhl, et al. ["HMO"], and New York State Conference of Blue Cross and Blue Shield Plans, et al. v. Muhl, et al. ["Blue Cross 'I' and 'II'"], Supreme Court, Albany County). By order filed January 22, 1997, the Court in Blue Cross I permitted the plaintiffs in HMO to intervene and dismissed the challenges to the rates for the period prior to 1995-96. By decision dated July 24, 1997, the Court in Blue Cross I held that the determination made by the Superintendent in establishing the 1995-96 rate was arbitrary and capricious and directed that premiums paid pursuant to that determination be returned to the payors. The State has appealed this decision. The petitioners did not cross appeal. In Blue Cross II, by amended judgment dated April 2, 1998, the Supreme Court annulled the regulation setting the 1996-97 premium rate and directed that all 1996-97 excess malpractice premiums be returned to the payors. The State will not be obligated in either case to pay moneys to any petitioner. Adverse determinations would result in refunds from the affected insurers.


Tax Law

     In New York Association of Convenience Stores, et al. v. Urbach, et al., petitioners, New York Association of Convenience Stores, National Association of Convenience Stores, M.W.S. Enterprises, Inc. and Sugarcreek Stores, Inc. seek to compel respondents, the Commissioner of Taxation and Finance and the Department of Taxation and Finance, to enforce sales and excise taxes imposed pursuant to Tax Law Articles 12-A, 20 and 28 on tobacco products and motor fuel sold to non-Indian consumers on Indian reservations. In orders dated August 13, 1996 and August 24, 1996, the Supreme Court, Albany County, ordered, inter alia, that there be equal implementation and enforcement of said taxes for sales to non-Indian consumers on and off Indian reservations, and further ordered that, if respondents failed to comply within 120 days, no tobacco products or motor fuel could be introduced onto Indian reservations other than for Indian consumption or, alternately, the collection and enforcement of such taxes would be suspended statewide. Respondents appealed to the Appellate Division, Third Department, and invoked CPLR 5519(a)(1), which provides that the taking of the appeal stayed all proceedings to enforce the orders pending the appeal. Petitioner's motion to vacate the stay was denied. In a decision entered May 8, 1997, the Third Department modified the orders by deleting the portion thereof that provided for the statewide suspension of the enforcement and collection of the sales and excise taxes on motor fuel and tobacco products. The Third Department held, inter alia, that petitioners had not sought such relief in their petition and that it was an error for the Supreme Court to have awarded such undemanded relief without adequate notice of its intent to do so. On May 22, 1997, respondents appealed to the Court of Appeals on other grounds, and again invoked the statutory stay. On October 23, 1997, the Court of Appeals granted petitioners' motion for leave to cross-appeal from the portion of the Third Department's decision that deleted the statewide suspension of the enforcement and collection of the sales and excise taxes on motor fuel and tobacco. The case was argued before the Court of Appeals on March 24, 1998.


Clean Water/Clean Air Bond Act of 1996

     In Robert L. Schulz, et al. v. The New York State Executive, et al. (Supreme Court, Albany County, commenced October 16, 1996), plaintiffs challenge the enactment of the Clean Water/Clean Air Bond Act of 1996 and its implementing legislation (1996 Laws of New York, Chapters 412 and 413). Plaintiffs claim, inter alia, that the Bond Act and its implementing legislation violate provisions of the State Constitution requiring that such debt be authorized by law for some single work or purpose distinctly specified therein and forbidding incorporation of other statutes by reference.


     In an opinion dated June 9, 1998, the Court of Appeals affirmed the July 17, 1997 order of the Appellate Division, Third Department, affirming the lower court dismissal of this case.


Line Item Veto

     In an action commenced in June 1998 by the Speaker of the Assembly of the State of New York against the Governor of the State of New York (Silver v. Pataki, Supreme Court, New York County), the Speaker challenges the Governor's application of his constitutional line item veto authority to certain portions of budget bills adopted by the State Legislature contained in Chapters 56, 57 and 58 of the Laws of 1998.


State Programs

Medicaid

     Several cases challenge provisions of Chapter 81 of the Laws of 1995 which alter the nursing home Medicaid reimbursement methodology on and after April 1, 1995. Included are New York State Health Facilities Association, et al. v. DeBuono, et al., St. Luke's Nursing Center, et al. v. DeBuono, et al., New York Association of Homes and Services for the Aging v DeBuono et al (three cases), Healthcare Association of New York State v. DeBuono and Bayberry Nursing Home et al. v. Pataki, et al. Plaintiffs allege that the changes in methodology have been adopted in violation of procedural and substantive requirements of State and federal law.


     In a consolidated action commenced in 1992, Medicaid recipients and home health care providers and organizations challenge promulgation by the State Department of Social Services (DSS) in June 1992 of a home assessment resource review instrument (HARRI), which is to be used by DSS to determine eligibility for and the nature of home care services for Medicaid recipients, and challenge the policy of DSS of limiting reimbursable hours of service until a patient is assessed using the HARRI (Dowd, et al. v. Bane, Supreme Court, New York County).


     In several cases, plaintiffs seek retroactive claims for reimbursement for services provided to Medicaid recipients who were also eligible for Medicare during the period January 1, 1987 to June 2, 1992. Included are Matter of New York State Radiological Society v. Wing, Appel v. Wing, E.F.S. Medical Supplies v. Dowling, Kellogg v. Wing, Lifshitz v. Wing, New York State Podiatric Medical Association v. Wing and New York State Psychiatric Association v. Wing. These cases were commenced after the State's reimbursement methodology was held invalid in New York City Health and Hospital Corp. v. Perales. The State contends that these claims are time-barred. In a judgment dated September 5, 1996, the Supreme Court, Albany County, dismissed Matter of New York State Radiological Society v. Wing as time-barred. By order dated November 26, 1997, the Appellate Division, Third Department, affirmed that judgment. By decision dated June 9, 1998, the Court of Appeals denied leave to appeal.


     Several cases, including Port Jefferson Health Care Facility, et al. v. Wing (Supreme Court, Suffolk County), challenge the constitutionality of Public Health Law 2807-d, which imposes a tax on the gross receipts hospitals and residential health care facilities receive from all patient care services. Plaintiffs allege that the tax assessments were not uniformly applied, in violation of federal regulations. In a decision dated June 30, 1997, the Court held that the 1.2 percent and 3.8 percent assessments on gross receipts imposed pursuant to Public Health Law 2807-d(2)(b)(ii) and 2807-d(2)(b)(iii), respectively, are unconstitutional. An order entered August 27, 1997 enforced the terms of the decision. The State has appealed that order.


Shelter Allowance

     In an action commenced in March 1987 against State and New York City officials (Jiggetts, et al. v. Bane, et al., Supreme Court, New York County), plaintiffs allege that the shelter allowance granted to recipients of public assistance is not adequate for proper housing. In a decision dated April 16, 1997, the Court held that the shelter allowance promulgated by the Legislature and enforced through DSS regulations is not reasonably related to the cost of rental housing in New York City and results in homelessness to families in New York City. A judgment was entered on July 25, 1997, directing, inter alia, that the State (i) submit a proposed schedule of shelter allowances (for the Aid to Dependent Children program and any successor program) that bears a reasonable relation to the cost of housing in New York City; and (ii) compel the New York City Department of Social Services to pay plaintiffs a monthly shelter allowance in the full amount of their contract rents, provided they continue to meet the eligibility requirements for public assistance, until such time as a lawful shelter allowance is implemented, and provide interim relief to other eligible recipients of Aid to Dependent Children under the interim relief system established in this case. The State has appealed to the Appellate Division, First Department from each and every provision of this judgment except that portion directing the continued provision of interim relief.


Civil Rights Claims

     In an action commenced in 1980 (United States, et al. v. Yonkers Board of Education, et al.), the United States District Court for the Southern District of New York found, in 1985, that Yonkers and its public schools were intentionally segregated. In 1986, the District Court ordered Yonkers to develop and comply with a remedial educational improvement plan (EIP I). On January 19, 1989, the District Court granted motions by Yonkers and the NAACP to add the State Education Department, the Yonkers Board of Education, and the State Urban Development Corporation as defendants, based on allegations that they had participated in the perpetuation of the segregated school system. On August 30, 1993, the District Court found that vestiges of a dual school system continued to exist in Yonkers. On March 27, 1995, the District Court made factual findings regarding the role of the State and the other State defendants (the State) in connection with the creation and maintenance of the dual school system, but found no legal basis for imposing liability. On September 3, 1996, the United States Court of Appeals for the Second Circuit, based on the District Court's factual findings, held the State defendants liable under 42 USC 1983 and the Equal Educational Opportunity Act, 20 USC 1701, et seq., for the unlawful dual school system, because the State, inter alia, had taken no action to force the school district to desegregate despite its actual or constructive knowledge of de jure segregation. By order dated October 8, 1997, the District Court held that vestiges of the prior segregated school system continued to exist and that, based on the State's conduct in creating and maintaining that system, the State is liable for eliminating segregation and its vestiges in Yonkers and must fund a remedy to accomplish that goal. Yonkers presented a proposed educational improvement plan (EIP II) to eradicate these vestiges of segregation. The October 8, 1997 order of the District Court ordered that EIP II be implemented and directed that, within 10 days of the entry of the Order, the State make available to Yonkers $450,000 to support planning activities to prepare the EIP II budget for 1997-98 and the accompanying capital facilities plan. A final judgment to implement EIP II was entered on October 14, 1997. On November 7, 1997, the State appealed that judgment to the Second Circuit. The appeal is pending. Additionally, the Court adopted a requirement that the State pay to Yonkers approximately $9.85 million as its pro rata share of the funding of EIP I for the 1996-97 school year. The requirement for State funding of EIP I was reduced to an order on December 2, 1997 and reduced to a judgment on February 10, 1998. The State appealed that order to the Second Circuit on December 31, 1997 and amended the notice of appeal after entry of the judgment. That appeal has been consolidated with the appeal of the EIP II appeal, and is also pending.


         On June 15, 1998, the District Court issued an opinion setting forth the formula for the allocation of the costs of EIP I and EIP II between the State and the City for the school years 1997-98 through 2005-06. That opinion has not yet been reduced to an order.


Real Property Claims

         On March 4, 1985 in Oneida Indian Nation of New York, et al. v. County of Oneida, the United States Supreme Court affirmed a judgment of the United States Court of Appeals for the Second Circuit holding that the Oneida Indians have a common-law right of action against Madison and Oneida Counties for wrongful possession of 872 acres of land illegally sold to the State in 1795. At the same time, however, the Court reversed the Second Circuit by holding that a third-party claim by the counties against the State for indemnification was not properly before the federal courts. The case was remanded to the District Court for an assessment of damages, which action is still pending. The counties may still seek indemnification in the State courts.


         Several other actions involving Indian claims to land in upstate New York are also pending. Included are Cayuga Indian Nation of New York v. Cuomo, et al., and Canadian St. Regis Band of Mohawk Indians, et al. v. State of New York et al., both in the United States District Court for the Northern District of New York. The Supreme Court's holding in Oneida Indian Nation of New York may impair or eliminate certain of the State's defenses to these actions but may enhance others.


Authorities and Localities

Public Authorities

     The fiscal stability of the State is related in part to the fiscal stability of its public authorities. For the purposes of this summary, public authorities refer to public benefit corporations created pursuant to State law, other than local authorities. Public authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. The State's access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if any of its public authorities were to default on their respective obligations. As of December 31, 1997, there were 17 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of all State authorities was $84 billion, only a portion of which constitutes State-supported or State-related debt.




     The State has numerous public authorities with various responsibilities, including those which finance, construct and/or operate revenue producing public facilities. Public authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units, and charges for occupancy at medical care facilities. Also, there are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to public authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to public authorities under these arrangements, the affected localities may seek additional State assistance if local assistance payments are diverted. Some authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs. As described below, the MTA receives the bulk of this money in order to provide transit and commuter services.


     Beginning in 1998, the Long Island Power Authority (LIPA) assumed responsibility for the provision of electric utility services previously provided by Long Island Lighting Company for Nassau, Suffolk and a portion of Queen Counties, as part of an estimated $7 billion financing plan. As of the date of this AIS, LIPA has issued over $5 billion in bonds secured solely by ratepayer charges. LIPA's debt is not considered either State-supported or State-related debt.


Metropolitan Transportation Authority

     The MTA oversees the operation of subway and bus lines in New York City by its affiliates, the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, the "TA"). The MTA operates certain commuter rail and bus services in the New York Metropolitan area through MTA's subsidiaries, the Long Island Rail Road Company, the Metro-North Commuter Railroad Company, and the Metropolitan Suburban Bus Authority. In addition, the Staten Island Rapid Transit Operating Authority, an MTA subsidiary, operates a rapid transit line on Staten Island. Through its affiliated agency, the Triborough Bridge and Tunnel Authority (the "TBTA"), the MTA operates certain intrastate toll bridges and tunnels. Because fare revenues are not sufficient to finance the mass transit portion of these operations, the MTA has depended on, and will continue to depend on, operating support from the State, local governments and TBTA, including loans, grants and subsidies. If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may be required to seek additional State assistance, raise fares or take other actions.


     Since 1980, the State has enacted several taxes-including a surcharge on the profits of banks, insurance corporations and general business corporations doing business in the 12-county Metropolitan Transportation Region served by the MTA and a special one-quarter of 1 percent regional sales and use tax--that provide revenues for mass transit purposes, including assistance to the MTA. Since 1987, State law also has required that the proceeds of a one-quarter of 1 percent mortgage recording tax paid on certain mortgages in the Metropolitan Transportation Region be deposited in a special MTA fund for operating or capital expenses. In 1993, the State dedicated a portion of certain additional State petroleum business tax receipts to fund operating or capital assistance to the MTA. For the 1998-99 fiscal year, State assistance to the MTA is projected to total approximately $1.3 billion, an increase of $133 million over the 1997-98 fiscal year.


     State legislation accompanying the 1996-97 adopted State budget authorized the MTA, TBTA and TA to issue an aggregate of $6.5 billion in bonds to finance a portion of the $12.17 billion MTA capital plan for the 1995 through 1999 calendar years (the "1995-99 Capital Program"). In July 1997, the Capital Program Review Board ("CPRB") approved the 1995-99 Capital Program (subsequently amended in August 1997), which supersedes the overlapping portion of the MTA's 1992-96 Capital Program. The 1995-99 Capital Program is the fourth capital plan since the Legislature authorized procedures for the adoption, approval and amendment of MTA capital programs and is designed to upgrade the performance of the MTA's transportation systems by investing in new rolling stock, maintaining replacement schedules for existing assets and bringing the MTA system into a state of good repair. The 1995-99 Capital Program assumes the issuance of an estimated $5.2 billion in bonds under this $6.5 billion aggregate bonding authority. The remainder of the plan is projected to be financed through assistance from the State, the federal government, and the City of New York, and from various other revenues generated from actions taken by the MTA.


     There can be no assurance that all the necessary governmental actions for future capital programs will be taken, that funding sources currently identified will not be decreased or eliminated, or that the 1995-99 Capital Program, or parts thereof, will not be delayed or reduced. Should funding levels fall below current projections, the MTA would have to revise its 1995-99 Capital Program accordingly. If the 1995-99 Capital Program is delayed or reduced, ridership and fare revenues may decline, which could, among other things, impair the MTA's ability to meet its operating expenses without additional assistance.




The City of New York

     The fiscal health of the State may also be affected by the fiscal health of New York City (the "City"), which continues to receive significant financial assistance from the State. State aid contributes to the City's ability to balance its budget and to meet its cash requirements. The State may also be affected by the ability of the City and certain entities issuing debt for the benefit of the City to market their securities successfully in the public credit markets.


     The City has achieved balanced operating results for each of its fiscal years since 1981 as measured by the GAAP standards in force at that time. The City prepares a four-year financial plan ("Financial Plan") annually and updates it periodically, and prepares a comprehensive annual financial report describing its most recent fiscal year each October.


The City of New York
Fiscal Oversight

     In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the Municipal Assistance Corporation for the City of New York to provide financing assistance to the City; the New York State Financial Control Board (the "Control Board") to oversee the City's financial affairs; and the Office of the State Deputy Comptroller for the City of New York ("OSDC") to assist the Control Board in exercising its powers and responsibilities. A "control period" existed from 1975 to 1986 during which the City was subject to certain statutorily-prescribed fiscal controls. The Control Board terminated the Control Period in 1986 when certain statutory conditions were met. State law requires the Control Board to reimpose a control period upon the occurrence, or "substantial likelihood and imminence" of the occurrence, of certain events, including (but not limited to) a City operating budget deficit of more than $100 million of impaired access to the public credit markets.


     Currently, the City and its Covered Organizations (i.e., those which received or may receive moneys from the City directly, indirectly or contingently) operate under the Financial Plan. The City's Financial Plan summarizes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's projections set forth in the Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments and changes in major assumptions could significantly affect the city's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.


     To successfully implement its Financial Plan, the City and certain entities issuing debt for the benefit of the city must market their securities successfully. The City issues securities to finance, refinance and rehabilitate infrastructure and other capital needs, as well as for seasonal financing needs. In 1997, the State created the New York City Transitional Finance Authority ("TFA") to finance a portion of the City's capital program because the City was approaching its State Constitutional general debt limit. Without the additional financing capacity of the TFA, projected contracts for City capital projects would have exceeded the City's debt limit during City fiscal year 1997-98. Despite this additional financing mechanism, the City currently projects that, if no further action is taken, it will reach its debt limit in City fiscal year 1999-2000. On June 2, 1997, an action was commenced seeking a declaratory judgment declaring the legislation establishing the TFA to be unconstitutional. On November 25, 1997 the State Supreme Court found the legislation establishing the TFA to be constitutional and granted the defendants' motion for summary judgment. The plaintiffs have appealed the decision. Future developments concerning the City or entities issuing debt for the benefit of the City, and public discussion of such developments, as well as prevailing market conditions and securities credit ratings, may affect the ability or cost to sell securities issued by the City or such entities and may also affect the market for their outstanding securities.


Monitoring Agencies

     The staffs of the Control Board, OSDC and the City Comptroller issue periodic reports on the City's Financial Plans. The reports analyze the City's forecasts of revenues and expenditures, cash flow, and debt service requirements, as well as evaluate compliance by the City and its Covered Organizations with the Financial Plan. According to recent staff reports, while economic growth in New York City has been slower than in other regions of the country, a surge in Wall Street profitability resulted in increased tax revenues and generated a substantial surplus for the City in City fiscal year 1996-97. Recent staff reports also indicate that the City projects a substantial surplus for City fiscal year 1997-98. Although several sectors of the City's economy have expanded recently, especially tourism and business and professional services, City tax revenues remain heavily dependent on the continued profitability of the securities industries and the course of the national economy. These reports have also indicated that recent City budgets have been balanced in part through the use of non-recurring resources and that the City's Financial Plan tends to rely on actions outside its direct control. These reports have indicated that the City has not yet brought its long-term expenditure growth in line with recurring revenue growth and that the City is likely to continue to face substantial gaps between forecast revenues and expenditures in future years that must be closed with reduced expenditures and/or increased revenues. In addition to these monitoring agencies, the Independent Budget Office ("IBO") has been established pursuant to the City Charter to provide analysis to elected officials and the public on relevant fiscal and budgetary issues affecting the City.


Other Localities

     Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The cities of Yonkers and Troy continue to operate under State-ordered control agencies. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State's receipts and disbursements for the State's 1998-99 fiscal year.


     Eighteen municipalities received extraordinary assistance during the 1996 legislative session through $50 million in special appropriations targeted for distressed cities, and twenty-eight municipalities received more than $32 million in targeted unrestricted aid in the 1997-98 budget. Both of these emergency aid packages were largely continued through the 1998-99 budget. The State also dispersed an additional $21 million among all cities, towns and villages after enacting a 3.9 percent increase in General Purpose State Aid in 1997-98 and continued this increase in 1998-99.


     The 1998-99 budget includes an additional $29.4 million in unrestricted aid targeted to 57 municipalities across the State. Other assistance for municipalities with special needs totals more than $25.6 million. Twelve upstate cities will receive $24.2 million in one-time assistance from a cash flow acceleration of State aid.


     The appropriation and allocation of general purpose local government aid among localities, including New York City, is currently the subject of investigation by a State commission. While the distribution of general purpose local government aid was originally based on a statutory formula, in recent years both the total amount appropriated and the amounts appropriated to localities have been determined by the Legislature. A State commission was established to study the distribution and amounts of general purpose local government aid and recommend a new formula by June 30, 1999, which may change the way aid is allocated.


     Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1996, the total indebtedness of all localities in the State other than New York City was approximately $20.0 billion. A small portion (approximately $77.2 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to State enabling legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City that are authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Twenty-one localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1996.


     Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the federal government may reduce (or in some cases eliminate) federal funding of some local programs which, in turn, may require local governments to fund these expenditures from their own resources. It is also possible that the State, New York City, or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.


                                 APPENDIX F

     Set forth below, as to each share Class of each Fund, as applicable, are those shareholders known by the Fund to own of record 5% or more of a Class of shares of the Fund outstanding as of January 4, 1999.

Government Money Fund

Class A: Boston Safe Deposit & Trust Co. TTEE, as agent - Omnibus Account, 1 Cabot Road, Medford, MA 02155-5141 - owned of record 6.1603%.

Class B:   Robert W. Baird & Co., Omnibus Account for the Exclusive Benefit
          of Customers, P.O. Box 672, Milwaukee, WI 53201-0672 - owned of record 42.0382%;

          Stifel Nicolaus & Co. Inc., for the Exclusive Benefit of Customers, Attn. Money Fund Dept., 500 N. Broadway, Saint Louis, MO 63102-2110 - owned of record 27.9079%;

          First Albany Corporation, P.O. Box 22024, Albany, New York 12201-2024 - owned of record 12.3761%;

          Olcoba Co., 7575 Golden Valley, MN 55427-4572 - owned of record
          6.0094%


Money Fund

Class A: NationsBanc Montgomery Securities LLC, Money Market Funds Omnibus, 600 Montgomery Street, suite 4, San Francisco, CA 94111-02702 - owned of record 14.0392%

Class B: Robert W. Baird & Co., Omnibus Account for the Exclusive Benefit of Customers, P.O. Box 672, Milwaukee, WI 53201-2024 - owned of record 40.8057%;

          First Albany Corporation, P.O. Box 22024, Albany, New York 12201-2024 - owned of record 22.6502%;

          Stifel Nicolaus & Co. Inc. for the Exclusive Benefit of Customers, 500 N. Broadway, Saint Louis, MO 63102-2110 - owned of record 18.1161%;

          NationsBanc Montgomery Securities LLC, Money Market Fund Omnibus, 600 Montgomery Street, Suite 4, San Francisco, CA 94111-2702 - owned of record 8.0239%

California Municipal Fund

Class A: NationsBanc Montgomery Securities LLC, Money Market Funds Omnibus, 600 Montgomery Street, Suite 4, San Francisco, CA 94111-2702 - owned of record 17.1357%

Class B: Robert W. Baird & Co., Omnibus Account for the Exclusive Benefit of Customers, P.O. Box 572, Milwaukee, WI 532031-0672 - owned of record 78.0738%;

          First Albany Corporation, P.O. Box 22024, Albany, New York 12201-2024 - owned of record 8.5518%;

          NationsBanc Montgomery Securities LLC, Money Market Funds Omnibus, 600 Montgomery Street, Suite 4, San Francisco, CA 94111-2702 - owned of record 6.2260%;
          Stifel Nicolaus & Co. Inc. for the Exclusive Benefit of Customers, 500 N. Broadway, Saint Louis, MO 63102-2110 - owned of record 6.0875%

Minnesota Municipal Fund

Class A: MBCIC, c/o Mellon Bank, Attn. Michael Botsford, 919 N. Market Street, Wilmington, DE 19801-3023 - owned of record 99.7052%

Class B: NationsBanc Montgomery Securities LLC, Money Market Funds Omnibus, 600 Montgomery Street, Suite 4, San Francisco, CA 94111-2702 - owned of record 92.8857%

National Municipal Fund

Class A: NationsBanc Montgomery Securities LLC, Money Market Funds Omnibus, 600 Montgomery Street, Suite 4, San Francisco, CA 94111-2702 - owned of record 26.6291%

Class B: Robert W. Baird & Co., Omnibus Accounts for the Exclusive Benefit of Customers, P.O. Box 672, Milwaukee, WI 53201-0672 - owned of record 42.0383%;

          Stifel Nicolaus & Co. Inc. for the Exclusive Benefit of Customers, 500 N. Broadway, Saint Louis, MO 63102-2110 - owned of record 16.3868%;

          George K. Baum & Company, Attn. Ron Frazier, 120 W. 12th Street, Kansas City, WI 53201-0672 - owned of record 9.9699%

New York Municipal Fund

Class A: As of January 4, 1999, there were no shareholders who owned 5% or more of the Class A shares of the New York Municipal Fund.

Class B: First Albany Corporation, P.O. Box 22024, Albany, NY 11201-2024 - owned of record 88.6012%;

          Robert W. Baird & Co., Omnibus Account for the Exclusive Benefit of Customers, P.O. Box 672, Milwaukee, WI 53201-0672 - owned of record 7.0359%